As filed with the Securities and Exchange Commission

                                on April 12, 2001

                            Registration No. 33-90208
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                 ---------------

                         Post-Effective Amendment No. 9
                                       to
                                    Form S-6
                                 ---------------

              For Registration under the Securities Act Of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2
                                ----------------
           ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
                           (Exact Name of Registrant)
                                ----------------
                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)
                    7315 Wisconsin Avenue Bethesda, MD 20814
                                ----------------
                   Robert-John H. Sands Senior Vice President,
                    Corporate Secretary and General Counsel
                     Acacia National Life Insurance Company
                              7315 Wisconsin Avenue
                               Bethesda, MD 20855
                                -----------------


    Title of Securities Being Registered: Securities of Unit Investment Trust
                                         ------------------------------------

    Approximate Date of Proposed Public offering: As soon as practicable after effective date.

    It is proposed that this filing will become effective:

           ___ Immediately upon filing pursuant to paragraph (b).

           [X] On May 1, 2001 pursuant to paragraph (b).

           ___ 60 days after filing pursuant to paragraph (a)(1).

           ___ On pursuant to paragraph (a)(1) of Rule 485.

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

 ITEM NO. OF
 FORM N-8B-2   CAPTION IN PROSPECTUS

   1          Cover Page
   2          Cover Page
   3          Not Applicable
   4          Distribution of the Policies
   5          Acacia National Variable Life Insurance Separate Account I
   6          Acacia National Variable Life Insurance Separate Account I
   7          Not Required
   8          Not Required
   9          Legal Proceedings
  10          Summary; Addition, Deletion of Substitution of Investments;
              Policy Benefits; Policy Rights; Payment and Allocation of
              Premiums; General Provisions; Voting Rights
  11          Summary; The Funds
  12          Summary; The Funds
  13          Summary; The Funds - Charges and Deductions
  14          Summary; Payment and Allocation of Premiums
  15          Summary; Payment and Allocation of Premiums
  16          Summary; The Funds
  17          Summary, Policy Rights
  18          The Funds
  19          General Provisions; Voting Rights
  20          Not Applicable
  21          Summary; Policy Rights, Loan Benefits; General Provisions
  22          Not Applicable
  23          Safekeeping of the Separate Account's Assets
  24          General Provisions
  25          Acacia National Life Insurance Company
  26          Not Applicable
  27          Acacia National Life Insurance Company
  28          Executive Officers and Directors of ANLIC; Acacia National Life
              Insurance  Company
  29          Acacia National Life Insurance Company
  30          Not Applicable
  31          Not Applicable
  32          Not Applicable
  33          Not Applicable
  34          Not Applicable
  35          Not Applicable
  36          Not Required
  37          Not Applicable
  38          Distribution of the Policies
  39          Distribution of the Policies
  40          Distribution of the Policies
  41          Distribution of the Policies

 ITEM NO. OF
 FORM N-8B-2  CAPTION IN PROSPECTUS

  42          Not Applicable
  43          Not Applicable
  44          Cash Value, Payment and Allocation of Premium
  45          Not Applicable
  46          The Funds; Cash Value
  47          The Funds
  48          State Regulation of ANLIC
  49          Not Applicable
  50          The Separate Account
  51          Cover Page; Summary; Policy Benefits; Payment and Allocation of
              Premiums, Charges and Deductions
  52          Addition, Deletion or Substitution of Investments
  53          Summary; Federal Tax Matters
  54          Not Applicable
  55          Not Applicable
  56          Not Required
  57          Not Required
  58          Not Required
  59          Financial Statements

                                     ACACIA NATIONAL LIFE INSURANCE COMPANY LOGO

PROSPECTUS                                Acacia National Life Insurance Company
                                                           7315 Wisconsin Avenue
                                                              Bethesda, MD 20814
ALLOCATOR 2000
A Flexible Premium Variable Universal Life Insurance Policy
issued by Acacia National Life Insurance Company
--------------------------------------------------------------------------------

     Allocator 2000 is a flexible premium variable universal life insurance Policy ("Policy"), issued by Acacia National Life Insurance Company ("ANLIC"). Like traditional life insurance policies, an Allocator 2000 Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's cash value. Unlike traditional policies, Allocator 2000 lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you choose one of two Death Benefit options: (1) a level amount, which generally equals the Face Amount of the Policy; or (2) a variable amount that generally equals the Face Amount plus the Policy Account Value. While the Policy remains in force, the Death Benefit will not be less than the maximum of the current Face Amount of the Policy or the Policy Account Value multiplied by the applicable corridor percentage specified in the Policy. The minimum Face Amount is $ 25,000.

     An Allocator 2000 Policy is different from traditional life insurance policies in another important way: you select how Policy premiums will be invested. Although each Policy Owner is guaranteed a minimum Death Benefit, the cash value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.


     The Investment Options available through Allocator 2000 include investment Portfolios from The Alger American Fund, Calvert Variable Series, Inc., Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and Van Eck Worldwide Insurance Trust. Each of these Portfolios has its own investment objective and policies. These are described in the prospectuses for each investment Portfolio which must accompany this Allocator 2000 prospectus. You may also choose to allocate premium payments to the Fixed Account managed by ANLIC.


     An Allocator 2000 Policy will be issued after ANLIC accepts a prospective Policy Owner's application. Allocator 2000 Policies are available to cover individuals between the ages of 20 and 80 at the time of purchase. An Allocator 2000 Policy, once purchased, may generally be canceled until 20 days after the Owner receives the Policy or 45 days after completion of Part I of the application, if later.

     This Allocator 2000 prospectus is designed to assist you in understanding the opportunity and risks associated with the purchase of an Allocator 2000 Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

     This prospectus includes a summary of the most important features of the Allocator 2000 Policy, information about ANLIC, a list of the investment Portfolios to which you may allocate premium payments, and a detailed description of the Allocator 2000 Policy. The appendix to the prospectus includes tables designed to illustrate how cash values and Death Benefits may change with the investment experience of the Investment Options.

     This prospectus must be accompanied by a prospectus for each of the investment Portfolios available through Allocator 2000. Although the Allocator 2000 Policy is designed to provide life insurance, an Allocator 2000 Policy is considered to be a security. The purchase of an Allocator 2000 Policy involves investment risk, including the possible loss of principal. For this reason, Allocator 2000 may not be suitable for all individuals. It may not be advantageous to purchase an Allocator 2000 Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another flexible premium variable universal life insurance policy. This Policy may not be available in all states.

     The   Securities   and   Exchange   Commission   maintains   a   web   site
(http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   The Date of This Prospectus is May 1, 2001.


                                 ALLOCATOR 2000

                                TABLE OF CONTENTS
                                                                           PAGE
Glossary of Defined Terms....................................................3
SUMMARY......................................................................5
Questions and Answers About Your Policy......................................6
ANLIC and the Variable Account...............................................10
     Acacia National Life Insurance Company.................................10
     The Variable Account...................................................10
The Portfolios..............................................................11
     Resolving Material Conflicts............................................12
     Addition, Deletion, or Substitution of Investments.....................12

Policy Benefits.............................................................13
     Death Benefits.........................................................13
     Change in Face Amount..................................................15
     Duration of the Policy.................................................15
     Payment of Policy Benefits.............................................15

Payment and Allocation of Premiums..........................................16
        Policy Issue........................................................16
        Premiums............................................................16
        Allocation of Premiums and Policy Account Value.....................17
        Transfers...........................................................18
        Policy Lapse and Reinstatement......................................18
Charges and Deductions......................................................19
        Surrender Charge....................................................19
        Partial Surrender Charge............................................20
        Premium Expense Charges.............................................20
        Policy Account Value Charges........................................20
        Daily Charges Against the Variable Account..........................20
        Investment Advisory Fee.............................................21
        Reduction of Charges................................................21
Policy Rights...............................................................21
        Loan Privileges.....................................................21
        Surrender Privileges................................................22
        Partial Surrender...................................................23
        Coverage Beyond the Maturity Date...................................23
Examination of the Policy Privilege ("Free Look")...........................23
General Account.............................................................23
        General Description.................................................23
        The Policy..........................................................24
        General Account Value...............................................24
General Policy Provisions...................................................24
        Postponement of Payments............................................24
        The Contract........................................................24
        Suicide.............................................................24
        Incontestability....................................................25
        Change of Owner or Beneficiary......................................25
        Collateral Assignment...............................................25
        Misstatement of Age or Sex..........................................25
        Reports and Records.................................................25
        Optional Insurance Benefits.........................................25
Federal Tax Matters.........................................................26
Voting Rights...............................................................29
Executive Officers and Directors of ANLIC...................................30
Distribution of the Policies................................................31
Administration..............................................................32
Policy Reports..............................................................32
State Regulation............................................................32
Experts.....................................................................32
Legal Matters...............................................................33
Additional Information......................................................33
Financial Statements........................................................33
     Acacia National Variable Life Insurance Separate Account I
     Acacia National Life Insurance Company
Appendix A - Illustrations
Appendix B - Automatic Rebalancing, Model Asset Allocation and Dollar Cost Averaging Programs


               The  Policy,   certain  Funds,  and/or  certain  riders  are  not
available in all states.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.


                                 ALLOCATOR 2000

                            GLOSSARY OF DEFINED TERMS

ATTAINED AGE - The age of the Insured on the last Policy Anniversary.

BENCHMARK PREMIUM - A monthly premium based on the original Face Amount and any increase made during the first sixty months that the Policy is in force. During the first sixty months that the Policy is in force, the Policy is guaranteed not to lapse provided the sum of the premiums paid equals or exceeds the sum of the scheduled Benchmark Premiums since the Policy Date and any Increase date.

BENEFICIARY - The Beneficiary is designated by the Owner to receive the Death Benefit Proceeds. If changed, the Beneficiary is as shown in the latest change filed with ANLIC. If no Beneficiary survives the Insured, the Owner or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee.

CASH SURRENDER VALUE - The Policy Account Value minus any applicable Surrender Charges, minus any outstanding Indebtedness and due charges.

DEATH BENEFIT - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.


DEATH BENEFIT PROCEEDS - The proceeds payable to the Beneficiary upon receipt by ANLIC of Satisfactory Proof of Death of the Insured while the Policy is in force. It is equal to:
1.      The Death Benefit; plus
2.      Additional life insurance proceeds provided by any riders; minus
3.      Any Indebtedness; minus
4. Any Accrued Expense Charges, including the Monthly Deduction for the month of the death of the Insured.



DUE PROOF OF DEATH - One of the following:
1.      Copy of a certified death certificate.
2. A copy of a certified decree of a court of competent jurisdiction as to the finding of death.
3.      A written statement by a medical doctor who attended the Insured.
4.      Any other proof satisfactory to ANLIC.


FACE AMOUNT - The minimum Death Benefit payable under the Policy so long as the Policy remains in force. The Death Benefit Proceeds will be reduced by any Indebtedness and any due and unpaid charges.


FIXED ACCOUNT - The portion of the Policy Account Value allocated to our General Account.

FREE LOOK PERIOD - The period of time in which the Owner may cancel the Policy and receive a refund of the total premiums paid. The Owner may cancel the Policy within 20 days of receipt of the Policy and free look notice, or 45 days after completion of Part 1 of the application, whichever is later. This provision also applies in the event of an increase in coverage.

GENERAL ACCOUNT - The assets of ANLIC other than those allocated to the Variable Account or any other separate account.

GRACE PERIOD - The 62 days allowed from the mailing of the notice of the start of the Grace Period until the date the Policy will lapse for non payment of premium.

GUARANTEED DEATH BENEFIT PREMIUM (GDBP) - An annual premium listed in the Policy, based on the Insured's age, sex, rate class and amount of insurance coverage at the time of issue. Provided GDBP is paid and the Owner does not elect to take any loans or partial surrenders, the Policy is guaranteed not to lapse before the Insured's age 65 or for ten years from the effective date of coverage, whichever is later.

INDEBTEDNESS - The sum of all unpaid Policy loans and accrued interest on loans.

ISSUE AGE - The Insured's age on the Policy Date.

INSURED - The person upon whose life the Policy is issued.

                                 ALLOCATOR 2000

INVESTMENT OPTIONS - The Fixed Account and the Sub-Accounts that invest in Portfolios described in the Fund prospectuses.

LOAN VALUE - The maximum amount that may be borrowed under the Policy. The Loan Value equals 90% of the Policy's Cash Surrender Value.

MATURITY DATE - The Policy Anniversary following the Insured's 95th birthday.

MONTHLY ANNIVERSARY - The same date in each succeeding month as the Policy Date. For purposes of the Variable Account, whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date.

NET PREMIUM - Premium paid less the Premium Expense Charge.

OWNER - The Policy Owner as defined below.

PLANNED PERIODIC PREMIUM - A scheduled premium of a level amount at a fixed interval over a specified period of time.

POLICY - The Flexible Premium Variable Life Insurance Policy offered by ANLIC and described in this Prospectus.

POLICY ACCOUNT VALUE - The sum of the Policy's values in the Sub-Accounts and the General Account.

POLICY DATE - The date set forth in the Policy that is used to determine Policy years and Policy Months. Policy anniversaries are measured from the Policy Date.

POLICY MONTH - A month beginning on the Monthly Anniversary.

POLICY OWNER (OWNER) - The person so designated in the Application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

PORTFOLIO - A separate investment Portfolio of a mutual fund in which the Variable Account assets are invested.

PREMIUM EXPENSE CHARGE - A charge to cover all premium taxes imposed by the states and any subdivision thereof, which does not necessarily relate to the premium taxes paid for a particular Policy.

SUB-ACCOUNT - A subdivision of the Variable Account. Each Sub-Account invests exclusively in the shares of a specified Portfolio of a Fund.

SURRENDER CHARGE - The amount deducted from the Policy Account Value upon lapse or surrender of the Policy during the first 9 years that the original Policy coverage is effective and during the first 9 years from the effective date of an increase.

TARGET PREMIUM - An annual premium amount based upon the Face Amount and the Insured's age, sex and risk class that is used to calculate Surrender Charges and agent compensation.

VALUATION DATE - Each regular business day that ANLIC and the New York Stock Exchange are open for business, excluding holidays, and any other day in which there is sufficient trading in the Fund's Portfolio securities to materially affect the value of the assets in the Variable Account.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next succeeding Valuation Date.

VARIABLE ACCOUNT (OR "SEPARATE ACCOUNT") - Acacia National Variable Life Insurance Separate Account I, a separate investment account established by ANLIC to receive and invest the Net Premiums paid under the Policy.

                                 ALLOCATOR 2000

                                     SUMMARY

    The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Indebtedness.

                                DIAGRAM OF POLICY

       -----------------------------------------------------------------
                                PREMIUM PAYMENTS
                       You can vary amount and frequency.

    ------------------------------------------------------------------------
                            DEDUCTIONS FROM PREMIUMS
                        Premium Expense Charge - 2.25%
    ------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   NET PREMIUM

    The net premium may be invested in the Fixed Account or in the Separate Account, which offers 25 different Sub-accounts. The Sub-accounts invest in the corresponding portfolios of The Alger American Fund, Calvert Variable Series, Inc., Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and Van Eck Worldwide Insurance Trust (collectively, the "Funds").
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      DEDUCTIONS FROM POLICY ACCOUNT VALUE
Monthly Charge for Cost of Insurance and cost of any riders. The charge varies by the face amount of the Policy, the Policy duration and the Issue Age, gender, smoker distinction and risk class of the Insured.
(See the Policy Schedule for rates.)

Monthly per Policy charge for administrative expenses:
                      Policy Year            Monthly Charge
                      -----------            --------------
                      1                         $27.00
                      2+                        $ 8.00

Daily charge from the Sub-accounts (not deducted from the Fixed Account):
        Mortality and Expense Risk Charge:
                      Policy Year            Annual Charge
                      -----------            -------------
                         1-15                   0.90%
                         16-23                  0.85% to 0.50% (reduced by 0.05%
                         24+                    0.45%            annually)


Fund expense charges, which ranged from 0.30% to 1.61% at the most recent fiscal year end, are also deducted.


Surrender Charge (determined by multiplying the Surrender Charge factor by actual premiums paid up to the Target Premium, computed separately for the initial Face Amount of the Policy and for each increase in the Face Amount):
                      Policy Year            Surrender Charge Factor
                         1-7                    30%
                         8                      20%
                         9                      10%
                         10+                     0%

Partial Surrender Charge: During the Surrender Charge period for the Policy and for each increase in the Face Amount, the partial surrender charge will be the greater of 8% of the amount withdrawn or $25.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 LIVING BENEFITS
    You may make partial surrenders, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial surrender. ANLIC allows free transfers between the Investment Options, subject to minimum and maximum transfer amounts.
    You may surrender the Policy at any time for its Cash Surrender Value. (See pages 20and 23.)

                          RETIREMENT INCOME BENEFITS
    Loans may be available on a more favorable interest rate basis after the fifth Policy Year. Should the Policy lapse while loans are outstanding, the portion of the loan attributable to earnings will become a taxable distribution. (See page 23.)

    You may surrender the Policy or make a partial withdrawal and take values as payments under one or more of six different payment options.

                                 DEATH BENEFITS
    Generally, Death Benefit income is tax free to the Beneficiary. The Beneficiary may be paid a lump sum or may select any of the six payment methods available as retirement benefits.
--------------------------------------------------------------------------------

                                 ALLOCATOR 2000
                                        5

                     QUESTIONS AND ANSWERS ABOUT YOUR POLICY

     The following summary is intended to highlight the most important features of an Allocator 2000 Policy that you should consider. You will find more detailed information in the main portion of the prospectus; cross-references are provided for your convenience. As you review this Summary, take note of the capitalized terms that are defined in the Definitions Section of this prospectus. This summary and all other parts of this prospectus are qualified in their entirety by the terms of the Allocator 2000 Policy, which is available upon request from ANLIC.

WHO IS THE ISSUER OF AN ALLOCATOR 2000 POLICY?
     ANLIC is the issuer of each Allocator 2000 Policy. ANLIC enjoys a rating of A (Excellent) from A.M. Best Company, a firm that analyzes insurance carriers. A stock life insurance company organized in Virginia, ANLIC is a wholly owned subsidiary of Acacia Life Insurance Company which is, in turn, a second tier subsidiary of Ameritas Acacia Mutual Holding Company. (See the section on Acacia National Life Insurance Company.)

WHY SHOULD I CONSIDER PURCHASING AN ALLOCATOR 2000 POLICY?
     The primary purpose of an Allocator 2000 Policy is to provide life insurance protection on the Insured named in the Policy. This means that, so long as the Policy is in force, it will provide for:
     - Payment of a Death Benefit, which will never be less than the current Face Amount at the time of the Death of the Insured (See the section on Death Benefits.);
     -    Policy loans (See the section on Loan Privileges.);
     - Partial surrender, and surrender features. (See the sections on Surrender Privileges and Partial Surrenders.)

     An Allocator 2000 Policy also includes an investment component. This means that, so long as the Policy is in force, you will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of an Allocator 2000 Policy will reflect your investment choices over the life of the Policy.

WHAT ARE THE CHARGES ASSOCIATED WITH OWNERSHIP OF AN ALLOCATOR 2000 POLICY?
      SURRENDER CHARGE - Because ANLIC incurs expenses immediately upon the issuance of an Allocator 2000 Policy that are recovered over a period of years, an Allocator 2000 Policy that is surrendered or lapses on or before its 9th
Policy Anniversary is subject to a Surrender Charge. Additional Surrender Charges may apply if you increase the Face Amount of your Allocator 2000 Policy. Because the Surrender Charge may be significant upon early surrender, you should purchase an Allocator 2000 Policy only if you intend to maintain your Allocator 2000 Policy for a substantial period. (See the section on Surrender Charge.)

      PARTIAL SURRENDER CHARGE - During the Surrender Charge period for the Policy and any increase in Face Amount, there will be a charge for a partial surrender equal to 8% of the amount withdrawn or $25, whichever is greater.

      PREMIUM EXPENSE CHARGES - Certain states impose premium and other taxes in connection with insurance policies such as Allocator 2000. ANLIC deducts 2.25% of each premium to cover these charges.

      COST OF INSURANCE - Charges will be deducted monthly against the Policy Account Value to cover the cost of insurance under the Policy. Cost of insurance rates are based on the Insured's sex, Issue Age, Policy duration, Face Amount, and rate class. (See the section on Policy Account Value Charges.)

      ADMINISTRATIVE EXPENSE CHARGE - Charges are deducted to compensate ANLIC for administering each individual Allocator 2000 Policy. These charges equal $27 per month for the first Policy year and $8 each month thereafter.

      MORTALITY AND EXPENSE RISK CHARGE - As compensation for mortality and expense risks assumed in connection with the Policy, ANLIC will deduct a daily Mortality and Expense Risk Charge from the value of the net assets of the Variable Account. For the first 15 years of your Policy, this charge is at the rate of 0.90% annually. Beginning in the 16th Policy year, this charge is reduced by 0.05% annually until it reaches 0.45% annually in Policy year 24; the rate remains level thereafter. No mortality and expense risk charges will be deducted from the amounts in the Fixed Account. (See the section on Daily Charges Against the Variable Account.)

                                 ALLOCATOR 2000

      FUND EXPENSE SUMMARY - In addition to the charges against the Variable Account described just above, management fees and expenses will be assessed by the Fund managers against the amounts invested in the various Portfolios. No Portfolio fees will be assessed against amounts placed in the Fixed Account.

       The following chart shows the expenses charged in the year 2000 by each Sub-Account underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Sub-Account. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.


                                                                                    Total
Sub-Account's underlying                                      Total    Waivers    after waivers
Portfolio Name                   Management  12b-1   Other    Fund       and     and reductions,
                                    Fees      Fees    Fees    Fees   Reductions      if any
ALGER
o       Alger American Growth         0.75%    -     0.04%     0.79%      -         0.79%
o       Alger American MidCap         0.80%    -     0.04%     0.84%      -         0.84%
o       Alger American Small
        Capitalization                0.85%    -     0.05%     0.90%      -         0.90%
CALVERT SOCIAL(1)
o       CVS Social Balanced           0.70%    -     0.18%     0.88%      -         0.88%
o       CVS Social International
        Equity                        1.10%    -     0.43%     1.53%      -         1.53%
o       CVS Social Mid Cap Growth     0.90%    -     0.22%     1.12%      -         1.12%
o       CVS Social Money Market       0.50%    -     0.16%     0.66%      -         0.66%
o       CVS Social Small Cap Growth   1.00%    -     0.61%     1.61%      -         1.61%
DEUTSCHE(2)
o       VIT Equity 500 Index          0.20%    -     0.14%     0.34%    0.04%       0.30%
o       VIT Small Cap Index           0.35%    -     0.34%     0.69%    0.24%       0.45%
o       VIT EAFE(R)Equity Index       0.45%    -     0.47%     0.92%    0.27%       0.65%
FIDELITY (SERVICE CLASS 2)
o       VIP Contrafund                0.57%   0.25%  0.10%     0.92%      -         0.92%(3)
o       VIP Equity-Income             0.48%   0.25%  0.10%     0.83%      -         0.83%(3)
o       VIP High Income               0.58%   0.25%  0.18%     1.01%      -         1.01%
NEUBERGER BERMAN
o       AMT Growth                    0.82%    -     0.08%     0.90%      -         0.90%
o       AMT Limited Maturity Bond     0.65%    -     0.11%     0.76%      -         0.76%
o       AMT Partners                  0.82%    -     0.10%     0.92%      -         0.92%
OPPENHEIMER
o       Aggressive Growth /VA         0.62%    -     0.02%     0.64%      -         0.64%
o       Capital Appreciation /VA      0.64%    -     0.03%     0.67%      -         0.67%
o       High Income /VA               0.74%    -     0.05%     0.79%      -         0.79%
o       Main Street Growth &          0.70%    -     0.03%     0.73%      -         0.73%
   Income /VA
o       Strategic Bond /VA            0.74%    -     0.05%     0.79%      -         0.79%
TEMPLETON (CLASS 2)
o       Asset Strategy                0.60%   0.25%  0.22%     1.07%      -         1.07%
o       International Securities      0.67%   0.25%  0.20%     1.12%      -         1.12%
VAN ECK
o       Worldwide Hard Assets         1.00%    -     0.16%     1.16%      -         1.16%


(1) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:
               CVS Social Balanced                           0.86%
               CVS Social International Equity               1.36%
               CVS Social Mid Cap Growth                     1.02%
               CVS Money Market                              0.61%
               CVS Social Small Cap Growth                   1.26%

(2) The investment advisor receives a fee for its services that is a percentage of each fund's average daily net assets. The investment advisor has agreed to waive and/or reimburse operating expenses, including its fees, that exceed certain percentages of the funds' aggregate average daily net assets. Any differences in amounts are due to rounding.

(3) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. Also, through arrangements with certain Fund custodians, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable Fund's expenses. After reductions, total operating expenses would have been:
               VIP Contrafund: Service Class 2               0.65%
               VIP Equity-Income: Service Class 2            0.56%


      Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

                                 ALLOCATOR 2000

      ANLIC and its affiliates may receive administrative fees from the investment advisers of certain portfolios. We currently do not assess a separate charge against our Variable Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will incur any income tax liability, or if tax treatment of us changes.

HOW DOES THE INVESTMENT COMPONENT OF MY ALLOCATOR 2000 POLICY WORK?
      ANLIC has established the Variable Account, which is separate from all other assets of ANLIC, as a vehicle to receive and invest premiums received from Allocator 2000 Policy Owners. The Variable Account is divided into separate Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the investment Portfolios available through Allocator 2000. Each Policy Owner may allocate Net Premiums to one or more Sub-Accounts or to the Fixed Account (which invests in ANLIC's General Account) in the initial application. These allocations may be changed, without charge, by notifying ANLIC's Service Office. The aggregate value of your interests in the Sub-Accounts, the Fixed Account and any amount held in the General Account to secure Indebtedness will represent the Policy Account Value of your Allocator 2000 Policy. (See the section on General Account.)


WHAT INVESTMENT OPTIONS ARE AVAILABLE THROUGH THE ALLOCATOR 2000 POLICY?

      The Investment Options available through Allocator 2000 include 25 investment Portfolios, each of which is a separate series of a mutual fund from:
The Alger American Fund ("Alger American"); Calvert Variable Series, Inc. ("Calvert Social"); Deutsche Asset Management VIT Funds ("Deutsche VIT"); Fidelity Variable Insurance Products Funds ("Fidelity"); Franklin Templeton Variable Insurance Products Trust ("Templeton"); Neuberger Berman Advisers Management Trust ("AMT"); Oppenheimer Variable Account Funds ("Oppenheimer Funds"); and Van Eck Worldwide Insurance Trust ("Van Eck"). These Portfolios are listed in the Fund Expense Summary above.


      Details about the investment objectives and policies of each of the available investment Portfolios, including management fees and expenses, appear in the section on "The Portfolios" of this prospectus. Each Portfolio holds its assets separately from the assets of the other Portfolios. In addition to the listed Portfolios, Policy Owners may also elect to allocate Net Premiums to the Fixed Account that is available in most states. (See the section on General Account.)

HOW DOES THE LIFE INSURANCE COMPONENT OF AN ALLOCATOR 2000 POLICY WORK?

      An Allocator 2000 Policy provides for the payment of a minimum Death Benefit upon the death of the Insured. You choose the amount of the minimum Death Benefit at the time your Allocator 2000 Policy is established. However, the actual Death Benefit may vary over the life of your Allocator 2000 Policy, depending on which of the two available coverage options you select.

      If you choose Option A, the Death Benefit will be the current Face Amount of your Allocator 2000 Policy or the applicable percentage of Policy Account Value, whichever is greater. (See the section on Applicable Percentage Table.) If you choose Option B, the Death Benefit will be the current Face Amount of your Allocator 2000 Policy plus the Policy Account Value of your Allocator 2000 Policy, or if it is higher, the applicable percentage of the Policy Account Value on the date of death. In either case, the applicable percentage is established based on the Attained Age at the death of the Insured.


ARE THERE ANY RISKS INVOLVED IN OWNING AN ALLOCATOR 2000 POLICY?
      Yes. Over the life of your Allocator 2000 Policy, the Sub-Accounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Policy Account Value of your Allocator 2000 Policy and may result in loss of principal. For this reason, the purchase of an Allocator 2000 Policy may not be suitable for all individuals. It may not be advantageous to purchase an Allocator 2000 Policy to replace or augment your existing insurance arrangements. Appendix A includes tables illustrating the impact that hypothetical market returns would have on Policy Account Values under an Allocator 2000 Policy.

WHAT IS THE PREMIUM THAT MUST BE PAID TO KEEP AN ALLOCATOR 2000 POLICY IN FORCE?
      Like a traditional life insurance policy, an Allocator 2000 Policy requires the payment of premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before your Allocator 2000 Policy becomes effective.

                                 ALLOCATOR 2000

      The distinction between a traditional life policy and an Allocator 2000 Policy is an Allocator 2000 Policy will not lapse simply because premium payments are not made according to that payment schedule. However, an Allocator 2000 Policy will lapse, even if scheduled premium payments are made, if the Cash Surrender Value of your Allocator 2000 Policy falls below zero or premiums paid do not, in the aggregate, equal the premium necessary to satisfy the Benchmark Premium or the Guaranteed Death Benefit requirements.
(See the section on Premiums.)

HOW ARE PREMIUMS PAID, PROCESSED AND CREDITED TO ME?
      Your Allocator 2000 Policy will be issued after a completed application is accepted, and the initial premium payment is received, by ANLIC at its Administrative Office. ANLIC has contracted with Ameritas Life Insurance Corp. ("ALIC"), having its principal place of business at 5900 "O" Street. Lincoln, Nebraska, for it to provide ANLIC with certain administrative services for the Flexible Premium Variable Life Policies.

      On the Policy Date or when the initial premium is received whichever is later, your initial Net Premium will be allocated to the Money Market Sub-Account. After a fifteen-day period, the Policy Account Value of the Policy will be allocated among the Investment Options according to the instructions in your application. You have the right to examine your Allocator 2000 Policy and return it for a refund for a limited time, even after the Policy Date. (See the section on Examination of the Policy Privilege, Free Look.)

      ANLIC will send premium payment notices to you according to any schedule you select. You may make subsequent premium payments according to the premium schedule you select, although you are not required to do so. When ANLIC receives your Premium Payment at its Administrative Office, the Net Premium will be allocated to the Investment Options according to your selections. (See the section on Allocation of Premiums and Policy Account Value.)

      As already noted, Allocator 2000 provides you considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the amount of the Benchmark Premium and/or Guaranteed Death Benefit Premium requirement needed to keep your Allocator 2000 Policy in force; maximum premium limitations established under the Federal tax laws; and the impact that reduced Premium Payments may have on the Cash Surrender Value of your Allocator 2000 Policy. (See the sections on Federal Tax Matters, Premiums, and Surrender Privileges.)

IS THE POLICY ACCOUNT VALUE OF MY ALLOCATOR 2000 POLICY AVAILABLE WITHOUT SURRENDER CHARGES?
      Yes, you may obtain a loan, secured by the Policy Account Value of your Allocator 2000 Policy equal to 90% of the Cash Surrender Value. The Owner may obtain Policy loans at any time the Policy has Loan Value. The minimum loan request ANLIC allows is $1,000. There is an interest rate of 6.45% per year charged for loans when the Policy Account Value is less than the cumulative premiums paid. Otherwise, after the fifth Policy year the loan rate charged will be 4.5% per year for the amount of the loan that equals or is less than the amount that the Policy Account Value exceeds cumulative premiums paid. The interest is due and payable at the end of each Policy Month. Loans and interest may be repaid at any time prior to the Maturity Date. Loans may be taxable transactions. (See the section on Loan Privileges.)

ARE THERE ANY RISKS INVOLVED IN OWNING AN ALLOCATOR 2000 POLICY?
      Yes. Over the life of your Allocator 2000 Policy, the Sub-Accounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Policy Account Value of your Allocator 2000 Policy and may result in loss of principal. For this reason, the purchase of an Allocator 2000 Policy may not be suitable for all individuals. It may not be advantageous to purchase an Allocator 2000 Policy to replace or augment your existing insurance arrangements. Appendix A includes tables illustrating the impact that hypothetical market returns would have on Policy Account Values under an Allocator 2000 Policy.

                                 ALLOCATOR 2000

                         ANLIC AND THE VARIABLE ACCOUNT


ACACIA NATIONAL LIFE INSURANCE COMPANY
      Acacia National Life Insurance Company ("ANLIC") is a stock life insurance company organized in the Commonwealth of Virginia. ANLIC was incorporated on December 9, 1974. ANLIC is currently licensed to sell life insurance in 46 states, and the District of Columbia. On March 29, 2001, the board of directors authorized ANLIC's management to take the necessary actions to change ANLIC's domicile from the Commonwealth of Virginia to the District of Columbia.


      ANLIC is a wholly owned subsidiary of Acacia Life Insurance Company ("Acacia Life"), a District of Columbia stock company. Acacia Life is in turn a second tier subsidiary of Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company. The Administrative Offices of both ANLIC and Acacia Life are at 5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501. ANLIC's telephone number is 888-837-6791 and its website address is www.acaciagroup.com.


      On January 1, 1999, Ameritas Mutual Insurance Holding Company ("Ameritas Mutual"), a Nebraska mutual insurance holding company and Acacia Mutual Holding Corporation ("Acacia Mutual"), a District of Columbia mutual holding corporation merged and became Ameritas Acacia Mutual Holding Company ("Ameritas Acacia") a Nebraska mutual insurance holding company. Both Ameritas Acacia and Ameritas Holding Company, an intermediate holding company, are organized under the Nebraska Mutual Insurance Holding Company Act. Acacia Life Insurance Company, a subsidiary of Ameritas Holding Company is regulated by the District of Columbia Insurance Department. Ameritas Acacia and its subsidiaries had total assets at December 31, 2000 of over $7.4 billion and Acacia and its subsidiaries had total statutory assets as of December 31, 2000 of over $2.4 billion.


     Acacia Life also owns all of the outstanding stock of the Acacia Financial Corporation, a holding company, which owns all of the stock of The Advisors Group, Inc. and the Calvert Group, Ltd. ("Calvert"), which in turn owns Calvert Asset Management Company, Inc., the investment adviser of Calvert Variable Series, Inc., a series of Funds available under the Policies. The Advisors Group, Inc. is the principal underwriter for the Policies described in this Prospectus. The Advisors Group, Inc. sells shares of other mutual funds and other securities, and may also sell variable annuity or variable life policies of other issuers.

THE VARIABLE ACCOUNT
      Acacia National Variable Life Insurance Separate Account I ("Variable Account") was established by ANLIC as a separate account on January 31, 1995. The Variable Account will receive and invest the Net Premiums paid under this Policy. Net Premiums placed in the Variable Account constitute certain reserves for benefits payable under the Policies, and these are actuarial reserves for future benefits payable under the Policies. In addition, the Variable Account may receive and invest net premiums for other flexible premium variable life insurance policies issued by ANLIC.

      Although the assets of the Variable Account are the property of ANLIC, the Code of Virginia under which the Variable Account was established provides that the assets in the Variable Account attributable to the Policies are generally not chargeable with liabilities arising out of any other business which ANLIC may conduct. The assets of the Variable Account shall, however, be available to cover the liabilities of the General Account of ANLIC to the extent that the Variable Account's assets exceed its liabilities arising under the Policies supported by it. Thus while Owners neither hold legal title to, nor have any beneficial ownership interest in Variable Account assets, because the assets are legally segregated from other assets of ANLIC subject to the claims of creditors, Owners have preferential rights to the ANLIC Variable Account assets.

      The Variable Account is currently divided into 25 Sub-Accounts. Each Sub-Account invests exclusively in shares of a single Portfolio of a Fund. Income and both realized and unrealized gains or losses from the assets of each Sub-Account of the Variable Account are credited to or charged against that Sub-Account without regard to income, gains or losses from any other Sub-Account of the Variable Account or arising out of any other business ANLIC may conduct. Each Sub-Account reinvests all dividends and income and capital gain distributions declared by the Portfolio.

      The Variable Account has been registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Registration with the Securities and Exchange Commission ("SEC") does not involve supervision of the management or investment practices or policies of the Variable Account or ANLIC by the SEC.

                                 ALLOCATOR 2000

                                 THE PORTFOLIOS

      The Variable Account Sub-account underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

      This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

------------------------------ ----------------------------------- ---------------------------
         Variable Account            Investment Strategy              Investment Objective
            Portfolio
------------------------------ ----------------------------------------------------------------
           ALGER                          Offered through THE ALGER AMERICAN FUND
                                           Advised by FRED ALGER MANAGEMENT, INC.
------------------------------ ----------------------------------------------------------------
ALGER AMERICAN GROWTH          Common stock of companies with
                               growth potential and                Current Income and
                               fixed-income securities.            long-term capital growth
------------------------------ ----------------------------------- ----------------------------
ALGER AMERICAN MIDCAP GROWTH   Common stocks of midsize U.S.
                               companies with promising growth     Long-term capital growth.
                               potential.
------------------------------ ----------------------------------- ----------------------------
                               Common stocks of small,
                               fast-growing U.S. companies that
ALGER AMERICAN SMALL           offer innovative products,
CAPITALIZATION                 services or technologies to a       Long-term capital growth.
                               rapidly expanding marketplace.
------------------------------ ----------------------------------------------------------------
                                Offered through CALVERT VARIABLE SERIES, INC.
       CALVERT SOCIAL

                                   Advised by CALVERT ASSET MANAGEMENT COMPANY ("CAMCO")

------------------------------ ----------------------------------------------------------------
CVS SOCIAL BALANCED            Mostly large-cap growth oriented
                               common stock of U.S. companies,     Income and capital growth
                               with some bonds and money market    through social criteria
                               instruments.                        screened investments.
------------------------------ ----------------------------------- ----------------------------
CVS SOCIAL INTERNATIONAL       Common stocks of mid to large       High total return through
EQUITY                         cap companies.                      social criteria screened
                                                                   investments.
------------------------------ ----------------------------------- ----------------------------
                               Common stocks of mid size           Long-term capital growth
CVS SOCIAL MID CAP GROWTH      companies.                          through social criteria
                                                                   screened investments.
------------------------------ ----------------------------------- ----------------------------
CVS SOCIAL MONEY MARKET        High quality money market           Current Income through
                               securities.                         social criteria screened
                                                                   investments.
------------------------------ ----------------------------------- ----------------------------
                               Common stocks of small cap          Long-term capital growth
CVS SOCIAL SMALL CAP GROWTH    companies.                          through social criteria
                                                                   screened investments.
------------------------------ ----------------------------------------------------------------
     DEUTSCHE VIT               Offered through DEUTSCHE ASSET MANAGEMENT VIT FUNDS
                                   Advised by DEUTSCHE ASSET MANAGEMENT, INC.
------------------------------ ----------------------------------- ----------------------------
                               The fund invests in a
                               statistically selected sample of
                               securities found in the Morgan
DEUTSCHE VIT EAFE(R)EQUITY      Stanley Capital ("MSCI")            Match as closely as
INDEX                          International EAFE(R)Index which     possible, before expenses,
                               emphasizes stocks of companies       the performance of the
                               in major markets in Europe,          MSCI EAFE(R)Index.
                               Australia and the Far East.
------------------------------ ----------------------------------- ----------------------------
                               The fund invests in a
                               statistically selected sample of
                               securities found in the Standard    Match as closely as
DEUTSCHE                       VIT EQUITY 500 INDEX & Poor's 500 Composite Stock
                               possible,  before  expenses,  Price  Index  ("S&P
                               Index"),   which   performance  of  the  S&P  500
                               emphasizes stocks of large US Index. companies.
------------------------------ ----------------------------------- ----------------------------
                               The fund invests in a
                               statistically selected sample of
                               securities found in the Russell     Match as closely as
DEUTSCHE VIT SMALL CAP INDEX   2000 Small Stock Index, which       possible, before expenses,
                               emphasizes stocks of small US       performance of the Russell
                               companies.                          2000 Index.
------------------------------ ----------------------------------- ----------------------------

 FIDELITY (SERVICE CLASS 2)      Offered through VARIABLE INSURANCE PRODUCTS FUNDS: SERVICE

                                                          CLASS 2
                                    Advised by FIDELITY MANAGEMENT AND RESEARCH COMPANY
------------------------------ ----------------------------------------------------------------

VIP CONTRAFUND(R)              Common stocks of companies whose
                               value is not fully recognized by    Long-term capital growth.
                               the public.

------------------------------ ----------------------------------- ----------------------------
VIP EQUITY-INCOME              Income producing equity
                               securities.                         Reasonable income.
------------------------------ ----------------------------------- ----------------------------
VIP HIGH INCOME                High yielding fixed-income
                               securities, while also              High level of current
                               considering growth of capital.      income.
------------------------------ ----------------------------------- ----------------------------

                                 ALLOCATOR 2000
                                        11

------------------------------ ----------------------------------- ---------------------------
         Variable Account            Investment Strategy              Investment Objective
            Portfolio
------------------------------ ----------------------------------------------------------------
      NEUBERGER BERMAN          Offered through NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST.
                                        Advised by NEUBERGER BERMAN MANAGEMENT INC.
------------------------------ ----------------------------------------------------------------
AMT GROWTH                     Common stocks, often of           Long-term capital growth.
                               companies that may be
                               temporarily out of favor in
                               the market.
------------------------------ --------------------------------- ------------------------------
AMT LIMITED MATURITY BOND      Fixed and variable rate debt      Current income;
                               securities.                       secondarily, total return.
------------------------------ --------------------------------- ------------------------------
AMT PARTNERS                   Common stocks of mid- to          Capital growth.
                               large-cap companies.
------------------------------ ----------------------------------------------------------------
         OPPENHEIMER                 Offered through OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                             Advised by OPPENHEIMER FUNDS, INC.
------------------------------ ----------------------------------------------------------------
AGGRESSIVE GROWTH /VA          Common stocks of "growth-type"    Capital appreciation.
                               companies.
------------------------------ --------------------------------- ------------------------------
CAPITAL APPRECIATION /VA       Common stocks of well-known       Capital appreciation.
                               established companies.
------------------------------ --------------------------------- ------------------------------
                               High yield fixed-income
                               securities, including foreign
HIGH INCOME /VA                government and corporate debt     Current Income.
                               securities, U.S. government
                               securities, and "junk bonds."
------------------------------ --------------------------------- ------------------------------
                               Equity and debt securities,
MAIN STREET GROWTH & INCOME    including small to medium         Capital appreciation and
/VA                            capital issuers.                  current income.
------------------------------ --------------------------------- ------------------------------
STRATEGIC BOND /VA             Diversified portfolio of high     Current Income.
                               yield fixed-income securities,
                               including foreign government
                               and corporate debt securities,
                               U.S. government securities,
                               and "junk bonds."
------------------------------ ----------------------------------------------------------------
                                   Offered through FRANKLIN TEMPLETON VARIABLE INSURANCE
     TEMPLETON (Class 2)                               PRODUCTS TRUST
                                       Advised by TEMPLETON INVESTMENT COUNSEL, INC.
------------------------------ ----------------------------------------------------------------
ASSET STRATEGY                 Domestic and foreign equity
                               securities of companies, debt
                               securities of companies and
                               governments, and money market
                               instruments.                      High total return.
------------------------------ --------------------------------- ------------------------------
                               Equity securities of foreign
INTERNATIONAL SECURITIES       companies, including emerging
                               markets.                          Long-term capital growth.
------------------------------ --------------------------------- ------------------------------
           VAN ECK                   Offered through VAN ECK WORLDWIDE INSURANCE TRUST.
                                               Advised by VAN ECK ASSOCIATES.
------------------------------ ----------------------------------------------------------------
WORLDWIDE HARD ASSETS          Investing globally, primarily     Long-term capital
                               in securities of companies        appreciation.
                               that derive most of revenue or
                               profit from exploration,
                               development, production or
                               distribution of precious
                               metals, natural resources,
                               real estate or commodities.
------------------------------ --------------------------------- ------------------------------

RESOLVING MATERIAL CONFLICTS
      The Funds are used as the investment vehicle for variable life insurance policies issued by ANLIC. In addition, the Funds are also available to registered separate accounts of insurance companies other than ANLIC. As a result, there is a possibility that a material conflict may arise between the interest of Owners whose Policies are allocated to the Variable Account and the owners of life insurance policies and variable annuities issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. In addition, one or more of the Funds may sell shares to certain retirement plans qualifying under Section 401 of the Code (including cash or deferred arrangements under Section 401(k) of the Code). As a result, there is a possibility that a material conflict may arise between the interests of Owners of policies generally, or certain classes of Owners, and such retirement plans or participants in such retirement plans.

      In the event of a material conflict, ANLIC will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors or Trustees of the Funds intend to monitor events in order to identify any material conflicts that may possibly arise and to determine what action, if any, should be taken in response to those events or conflicts. (See the individual Fund prospectuses for more information.)

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS
      ANLIC cannot guarantee that shares of the Portfolios will always be available for investment of premium or for transfers. ANLIC reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase. ANLIC reserves the right to eliminate the shares of any of the Portfolios of the Funds and to substitute

                                 ALLOCATOR 2000
shares of another Portfolio of the Funds or of another open-end registered investment company, if the shares of a Portfolio are no longer available for investment, or if in its judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account. ANLIC will not substitute any shares attributable to an Owner's interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other Portfolios or classes of Policies, or from permitting a conversion between Portfolios or classes of Policies on the basis of requests made by Owners.

      ANLIC also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new series or Portfolio of the Funds, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in the sole discretion of ANLIC, marketing needs or investment conditions warrant, and any new
Sub-Accounts will be made available to existing Owners on a basis to be determined by ANLIC. ANLIC may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax, or investment conditions warrant.

      In the event of any such substitution or change, ANLIC may, by appropriate endorsement, make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by ANLIC to be in the best interest of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other ANLIC separate accounts.

                                 POLICY BENEFITS

DEATH BENEFITS

      As long as the Policy remains in force (See the section on Policy Lapse and Reinstatement, Lapse.), ANLIC will, upon proof of the Insured's death, pay the Death Benefit Proceeds of a Policy to the named Beneficiary in accordance with the designated Death Benefit option. The Death Benefit will be determined as of the end of the Valuation Period on the date of death, and will not reflect subsequent Variable Account investment performance. The proceeds may be paid in a lump sum or under one or more of the settlement options set forth in the Policy. The Death Benefit Proceeds will be reduced by any Indebtedness and any due and unpaid charges. These proceeds will be increased by any additional insurance provided by rider and by the monthly deduction for the month in which death occurred.

      The Policy provides two Death Benefit options: Death Benefit Option A ("Option A") and Death Benefit Option B ("Option B"). The Owner designates the Death Benefit option in the application. ANLIC guarantees that as long as the Policy remains in force (See the section on Policy Lapse and Reinstatement, Lapse.), under either option, the Death Benefit will never be less than the current Face Amount of the Policy. These proceeds will be reduced by any Indebtedness and any due and unpaid charges. The net amount at risk for Option A will generally be less than the net amount at risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.

OPTION A.

OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.

         Death Benefit Option A. Pays a Death Benefit equal to the Face
       Amount (Specified Amount) or the Policy Account Value (Accumulation
      Value) multiplied by the Death Benefit percentage (as illustrated at
                         Point A) whichever is greater.

     Under Option A, the Death Benefit is the current Face Amount of the Policy or, if greater, the applicable percentage of Policy Account Value at the date of death. The applicable percentage is 250% for Insureds with an Attained Age 40 or younger on the Policy Anniversary Date prior to the date of death. For Insureds with an Attained


                                 ALLOCATOR 2000

Age over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and at Attained Age 95 is 100%. Accordingly, under Option A the Death Benefit will remain level at the Face Amount unless the applicable percentage of Policy Account Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Policy Account Value varies. Policy Owners who prefer to have favorable investment performance, if any, reflected in higher Policy Account Value, rather than increased insurance coverage, generally should select Option A.

OPTION B.

OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION B, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.

     Death Benefit Option B. Pays a Death Benefit equal to the Face Amount (Specified Amount) plus the Policy Account Value (Accumulation Value) or the Policy Account Value multiplied by the Death Benefit percentage, whichever is greater.

      Under Option B, the Death Benefit is equal to the current Face Amount plus the Policy Account Value of the Policy or, if greater, the applicable percentage of the Policy Account Value on the date of death. The applicable percentage is the same as under Option A: 250% for Insureds with an Attained Age 40 or younger on the Policy Anniversary Date prior to the date of death. For Insureds with an Attained Age over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Policy Account Value varies (but will never be less than the Face Amount). Policy Owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Policy Account Values, generally should select Option B.


        CHANGE IN DEATH BENEFIT OPTION. Generally, the Death Benefit option in effect may be changed at any time by sending ANLIC a written request for change. If the Death Benefit option is changed from Option B to Option A, the Face Amount will be increased by an amount equal to the Policy Account Value on the effective date of change. Changing from Option B to Option A does not require evidence of insurability. The effective date of such a change will be the Monthly Anniversary on or following receipt of the request. A change in the Death Benefit option may affect whether the Policy will be treated as a "modified endowment contract" for federal tax purposes. (See the section on Federal Tax Matters.)

        If the Death Benefit option is changed from Option A to Option B, the Face Amount will be decreased by an amount equal to the Policy Account Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $25,000. Changing from Option A to Option B may require evidence of insurability satisfactory to ANLIC. The effective date of such a change will be the Monthly Anniversary on or following the date the change is approved by ANLIC.

        No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of the Policy Account Value. If, however, prior to or accompanying a change in the Death Benefit option there has been an increase in the Face Amount, the method of calculating the insurance charge may change. (See the section on Charges and Deductions, Cost of Insurance.)


        HOW DEATH BENEFITS MAY VARY IN AMOUNT. As long as the Policy remains in force, ANLIC guarantees that the Death Benefit will never be less than the current Face Amount of the Policy. These proceeds will be reduced by any Indebtedness and any due and unpaid charges. The Death Benefit may, however, vary with the Policy Account Value. Under Option A, the Death Benefit will only vary whenever the Policy Account Value multiplied by the applicable percentage exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Policy Account Value because the Death Benefit equals either the Face Amount plus the Policy Account Value or the applicable percentage of Policy Account Value.


                                 ALLOCATOR 2000

CHANGE IN FACE AMOUNT
        Subject to certain limitations, an Owner may increase or decrease the Face Amount of a Policy. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which may affect an Owner's cost of insurance charge. (See the section on Charges and Deductions, Cost of Insurance.) A change in Face Amount may affect whether the Policy is a "modified endowment contract" for federal income tax purposes. (See the section on Federal Tax Matters.)

        DECREASES. Any decrease in the Face Amount will become effective on the Monthly Anniversary date on or following receipt by ANLIC of a written request. Generally, no decrease in the Face Amount will be permitted during the first
Policy year (other than a decrease indirectly resulting from a partial surrender) but ANLIC may waive this restriction. The Face Amount remaining in force after any requested decrease may not be less than $25,000. If, following the decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by federal tax law. (See the section on Premiums, Premium Limitations.), the decrease may be limited (or, if the Policy Owner so elects, the Policy Account Value may be returned to the Owner) to the extent necessary to meet these requirements. For purposes of determining the cost of insurance charge, a decrease in the Face Amount will reduce the Face Amount in the following order:
        1.      The Face Amount provided by the most recent increase;
        2.      The next most recent increase successively; and
        3.      The Face Amount when the Policy was issued.
(See the section on Charges and Deductions, Cost of Insurance.)

        INCREASES. Increases in the Face Amount will be allowed after the first Policy year. For an increase in the Face Amount, you must submit a written supplemental application. ANLIC may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to put the requested increase in effect. The minimum amount of any increase is $25,000. An increase in the Face Amount will also increase Surrender Charges. An increase in the Face Amount during the time either the Benchmark Premium or the Guaranteed Death Benefit Premium is in effect will increase the respective premium requirements. (See the section on Charges and Deductions.)

DURATION OF THE POLICY
        The duration of the Policy depends upon the Policy's Cash Surrender Value. The Policy will remain in force so long as the Cash Surrender Value is sufficient to pay the monthly deduction. (See the section on Charges and Deductions, Policy Account Value Charges.) Where, however, the Cash Surrender Value is insufficient to pay the monthly deduction or Indebtedness exceeds Policy Account Value, and a Grace Period expires without an adequate payment by the Owner, the Policy will lapse and terminate without value. Special provisions apply if the Owner has paid either the GDBP or Benchmark Premiums. (See the section on Policy Lapse and Reinstatement, Lapse.)

PAYMENT OF POLICY BENEFITS
        Death Benefit Proceeds under the Policy will ordinarily be paid within seven days after ANLIC receives Due Proof of Death. Policy Account Value benefits will ordinarily be paid within seven days of receipt of a written request. Payments may be postponed in certain circumstances. (See the section on Postponement of Payments.) The Owner may decide the form in which the benefits will be paid. During the Insured's lifetime, the Owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the settlement options described below. These choices are also available if the Policy is surrendered or matures. If no election is made, ANLIC will pay the benefits in a lump sum upon submission of Due Proof of Death.

        When Death Benefit Proceeds are payable in a lump sum, the Beneficiary may select one or more of the settlement options. If Death Benefit Proceeds become payable under a settlement option and the Beneficiary has the right to withdraw the entire amount, the Beneficiary may name and change contingent Beneficiaries.

        SETTLEMENT OPTIONS. Owners and Beneficiaries may elect to have benefits paid in a lump sum or in accordance with a wide variety of settlement options offered under the Policy. Once a settlement option is in effect, there will no longer be value in the Variable Account. ANLIC may make other settlement options available in the future. For additional information concerning these options, see the Policy itself.

                                 ALLOCATOR 2000

      INTEREST FOR LIFE. Interest on the amount retained will be paid during the lifetime of the payee. When the payee dies, the amount held by ANLIC will be paid as agreed.

      INTEREST FOR A FIXED PERIOD. Interest or compound interest will be paid for a fixed period. The fixed period cannot exceed 30 years. At the end of the period the principal amount will be paid as agreed.

      PAYMENTS FOR A FIXED PERIOD. The amount retained plus interest will be paid in equal monthly installments for the period chosen. The period chosen may not exceed 30 years.

      PAYMENTS OF A FIXED AMOUNT. The amount retained plus interest will be paid in equal monthly installments until the fund has been paid in full. The total payments in any year must be at least 5% of the amount retained.

      LIFE INCOME. The amount retained plus interest will be paid in equal installments for the guaranteed payment period elected and continue for the life of the person on whose life the option is based. Guaranteed payment periods may be elected for 10 or 20 years, or the period in which the total payments will equal the amount retained.

      JOINT AND SURVIVOR LIFE INCOME. The amount retained plus interest will be paid during the joint lifetime of two persons and continue during the lifetime of the survivor. Payments are guaranteed for 10 years.

ADDITIONAL SETTLEMENTS. At the request of the Owner, ANLIC will pay the amount retained in any manner acceptableto the Company.

                       PAYMENT AND ALLOCATION OF PREMIUMS

POLICY ISSUE
        Premiums are payable at ANLIC's Administrative Office (See the section on Acacia National Life Insurance Company.) or to one of ANLIC's authorized agents. A properly completed application must precede or accompany the initial premium. No coverage will take effect unless:
        1.      The application is approved;
        2.      The first Planned Periodic Premium is paid; and
        3.      The Policy is accepted by the Applicant.
This must be during the lifetime of all persons proposed for insurance. Also, their eligibility and health must remain as described in the application.

        The minimum Face Amount to issue a Policy is $100,000, under ANLIC's current rules. ANLIC reserves the right to revise its rules from time to time to specify a different minimum Face Amount at issue. A Policy will generally be issued only to Insureds 80 years of age or under who supply satisfactory evidence of insurability sufficient to ANLIC. ANLIC may, however, at its sole discretion, issue a Policy to an individual above the age of 80. Acceptance is subject to ANLIC's underwriting rules and ANLIC reserves the right to reject an application for any reason. The Policy Date is the date used to determine Policy years and Policy Months. If a premium is submitted with the application, insurance coverage will begin as of the Policy Date. If a premium is not paid with the application, the Policy Date will ordinarily be approximately 15 days after underwriting approval. Insurance coverage will begin on the later of the Policy Date or the date the premium is received. A Policy Date may also be any other date mutually agreeable to ANLIC and the Owner. ANLIC will allocate Net Premiums on the later of the Policy Date or the date the premium is received. (See the section on Allocation of Premiums and Policy Account Value.)

PREMIUMS
        Subject to certain limitations, an Owner has flexibility in determining the frequency and amount of premiums.

        PREMIUM FLEXIBILITY. Unlike conventional insurance policies, this Policy frees the Owner from the requirement that premiums be paid in accordance with a rigid and inflexible premium schedule. You must pay the first Planned Periodic Premium for coverage to take effect. Thereafter, subject to the minimum and maximum premium limitations described below, an Owner may make unscheduled premium payments at any time in any

                                 ALLOCATOR 2000
amount. The Policy, therefore, provides the Owner with the flexibility to vary the frequency and amount of premium payments to reflect changing financial conditions. The level of premium payments is an important factor in determining whether the Policy will be treated as a "modified endowment contract" for federal tax purposes. (See the section on Federal Tax Matters.)

        PLANNED PERIODIC PREMIUMS. Each Owner will determine a Planned Periodic Premium schedule that provides for the payment of a level premium at a fixed interval over a specified period of time. The Owner is not required to pay premiums according to this schedule. Furthermore, the Owner has considerable flexibility to alter the amount, frequency, and the time period over which Planned Periodic Premiums are paid.

        The payment of a Planned Periodic Premium will not guarantee that the Policy remains in force. Instead, the duration of the Policy depends upon the Policy Account Value. Thus, even if the Owner pays Planned Periodic Premiums, the Policy nonetheless will lapse at any time Indebtedness exceeds Policy Account Value or the Cash Surrender Value is insufficient to pay certain monthly charges, and a Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement, Lapse.) Exceptions may occur if the Owner pays an amount equal to or greater than either the scheduled Benchmark Premiums or Guaranteed Death Benefit Premiums.

        BENCHMARK PREMIUMS. When the Owner pays the monthly Benchmark Premiums as stated in the Policy and if the sum of the premiums paid equals or exceeds the sum of the scheduled Benchmark Premiums for the Face Amount and any increase, then the Policy is guaranteed not to lapse during the first five years that the Policy is in force. Payment of only the Benchmark Premium may reduce the flexibility of premium payments.

        GUARANTEED DEATH BENEFIT PREMIUM ("GDBP"). The Owner may also elect to pay a GDBP for the Policy or any increase in coverage. The GDBP stated in the Policy is calculated based on the Face Amount and the Insured's age, sex and rate class at the time coverage is applied for. Provided GDBP is paid and the Owner makes no loans or partial surrenders, the Policy is guaranteed not to lapse before the Insured reaches age 65 or for ten years from the effective date of coverage, whichever is later.

        For all Policies sold in the State of Maryland, all references to the phrases "the Guaranteed Death Benefit" and the "Guaranteed Death Benefit
Premium" are replaced with the phrases "Extended No Lapse Guarantee" and "Extended No Lapse Guarantee Premium." For all Policies sold in the Commonwealth of Massachusetts, the Guaranteed Death Benefit Premium does not apply.

        PREMIUM LIMITATIONS. In no event may the total amount of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium limitations that are required by federal tax laws. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitation, ANLIC will only accept that portion of the premium which will make total premiums equal the maximum limitation. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the current maximum premium limitations set forth in the Policy. Every premium payment, whether scheduled or unscheduled, must be at least $25. Premium payments less than this minimum amount will be returned to the Owner.

        PAYMENT OF PREMIUMS. Payments made by the Owner will be treated first as payment of premium, not Indebtedness unless the Owner indicates that the payment should be treated otherwise. Charges will be deducted from each premium payment as stated in the Policy. (See the section on Charges and Deductions, Premium Expense Charges.)

ALLOCATION OF PREMIUMS AND POLICY ACCOUNT VALUE
        NET PREMIUM. The Net Premium equals the premium paid less the Premium Expense Charge. (See the section on Charges and Deductions, Premium Expense Charges.)

        ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Owner may allocate Net Premiums or portions thereof to the Investment Options. The portion of the Net Premium allocated to Sub-Accounts will be allocated initially to the Money Market Portfolio on the Policy Date or the date the first premium is received by ANLIC, whichever is later. After 15 days, the Policy Account Value will be allocated among the Investment Options according to the instructions in your application.

                                 ALLOCATOR 2000

        Net Premiums paid after the expiration of the initial fifteen-day period will be allocated in accordance with the Owner's instructions in the application as of the end of the Valuation Date in which they are received. The minimum percentage of each premium that may be allocated to the Fixed Account or any Sub-Account is 5%; percentages must be in whole numbers. The allocation for future Net Premiums may be changed without charge at any time by providing ANLIC with written notification. No charge is imposed for any reallocations. No more than ten different Sub-Accounts may be chosen to receive premium payments.

        The value of amounts allocated to Sub-Accounts will vary with the investment experience of these Sub-Accounts and the Owner bears the entire investment risk. Owners should periodically review their allocations of premiums and values in light of market conditions and overall estate planning requirements.

TRANSFERS
        TRANSFERS FROM THE GENERAL ACCOUNT. The Owner may ask to transfer value from the General Account, up to a maximum each Policy year of 25% of the General Account value as of the last Policy anniversary date. The minimum amount each that may be transferred is $100. During the first Policy year, the Owner may transfer a maximum of 25% of the General Account value on the transfer date.

        TRANSFERS FROM SUB-ACCOUNTS. The Owner may ask ANLIC to transfer all or part of the amount in one of the Sub-Accounts to another Sub-Account or to the General Account. The minimum amount for such transfer is $50. The transfer will be made as of the date ANLIC receives the written request.

        AUTOMATIC REBALANCING AND DOLLAR COST AVERAGING PROGRAMS. The Owner may also elect from either the Automatic Rebalancing Program or the Dollar Cost Averaging Program by filing a written authorization with ANLIC. ANLIC reserves the right to alter, including the right to assess a charge, or terminate these administrative programs upon 30 days advance written notice.

        Under the Automatic Rebalancing Program, the Owner may have automatic transfers on either a monthly, quarterly, semi-annual or annual basis, to adjust the values among the Sub-Accounts and the General Account to meet the Owner's designated percentage account value proportions the Owner has on file with ANLIC. The allocations are subject to a minimum 5% designated percentage proportion per account.

        Under the Dollar Cost Averaging Program, the Owner may elect to have a specific dollar amount automatically transferred from the Money Market Sub-Account to designated Sub-Accounts on either a monthly, quarterly, semi-annual, or annual basis. The specific dollar amount is subject to a $50 minimum transfer amount pursuant to the Owner's election with a minimum 5% designated percentage proportion per Sub-Account. If the periodic transfer would reduce the value in the Money Market Sub-Account below the specific dollar amount, ANLIC reserves the right to include the entire remaining value to meet the transfer election. ANLIC also reserves the right to establish a minimum Money Market Sub-Account balance before we allow you to elect the program.

        Transfers and adjustments pursuant to these Programs will occur on the Policy's Monthly Anniversary date in the month in which the transaction is to take place or the next succeeding business day if the Monthly Anniversary date falls on a day other than a Valuation Date.

        TELEPHONE AND ELECTRONIC TRANSFER REQUESTS. At the time an application for a Policy is completed, or at any subsequent time, an Owner may request a telephone transfer authorization form. If the form is properly completed and on file with ANLIC, transfers may be made pursuant to telephone instructions, subject to the above terms and the terms of the authorization form. Otherwise, transfer requests must be in writing in a form acceptable to ANLIC. Transfer requests made by telephone are processed upon the date of receipt, if received prior to 4:00 p.m. Eastern Time. ANLIC may, at any time, revoke or modify the transfer privilege. Procedures for making transfers through our website can be accessed at the Internet address stated in the Acacia National Life Insurance Company section of this prospectus.

POLICY LAPSE AND REINSTATEMENT
        LAPSE. Unlike conventional life insurance policies the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Cash Surrender Value is insufficient to cover the monthly deduction and a Grace Period expires without a sufficient payment, unless the Benchmark Premium or Guaranteed Death Benefit provision is in effect. The Grace Period is 62 days from the date ANLIC

                                 ALLOCATOR 2000
mails you a notice that the Grace Period has begun. ANLIC will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with ANLIC. The notice will specify the premium required to keep the Policy in force. The required premium will equal the lesser of 1) monthly deductions plus Premium Expense Charges for the three Policy Months after commencement of the Grace Period, plus projected loan interest that would accrue over that period, or 2) the premium required under the Benchmark Premium or Guaranteed Death Benefit provisions, if applicable, to keep the Policy in effect for three months from the commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Insured dies during the Grace Period, any Indebtedness and past due charges will be deducted from the Death Benefit Proceeds.

      REINSTATEMENT. A lapsed Policy may be reinstated any time within 5 years after the date of lapse and before the Maturity Date by submitting the following items to ANLIC:
   1.   A written application for reinstatement;
   2.   Evidence of insurability satisfactory to ANLIC; and
   3. A premium that, after the deduction of Premium Expense Charges, is large enough to cover the monthly deductions for at least three Policy Months commencing with the effective date of reinstatement for the P policy and any rider benefits.

Any Indebtedness on the date of lapse must be paid at the time of reinstatement.

        Upon approval of the application for reinstatement, the effective date of reinstatement will be the Monthly Anniversary on or prior to the date of approval.

        To the extent permitted under state law, ANLIC may contest the reinstatement of the Policy, and any rider attached, for any statements made in the application for reinstatement, until it has been in force during the lifetime of the Insured for two years from the effective date of reinstatement.

                             CHARGES AND DEDUCTIONS

        Charges will be deducted in connection with the Policy and any optional insurance benefits added by rider to compensate ANLIC for:
      1. Providing the insurance benefits set forth in the Policy and any riders;
      2.    Administering the Policy;
      3.    Assuming certain risks in connection with the Policy; and
      4. Incurring expenses in distributing the Policy and any riders. The nature and amount of these charges are described more fully below.

SURRENDER CHARGE
        Surrender Charges will not exceed the maximum charges as specified in the Policy. The Surrender Charge for the original Face Amount is determined by multiplying a Surrender Charge factor by the actual premiums paid up to Target Premium. The Surrender Charge factor depends on the number of years the Policy has been in force, as follows:

              POLICY YEAR                      SURRENDER CHARGE FACTOR
              -----------                      ------------------------
                   1-7                                30%
                   8                                  20%
                   9                                  10%
                  10 +                                 0%

        Paying less premium may reduce the Surrender Charge but will increase the cost of insurance for the Policy and may cause the Policy to lapse.

        Surrender Charges for any increase in Face Amount will be based solely on the Target Premium associated with the increase as stated in the Policy. The maximum Surrender Charge for an increase in Face Amount is 30% of the Target Premium for the increase during the seven years following the increase, and then declines by 10% per year until it reaches 0% in the tenth year following the increase. Surrender Charges are computed separately for the original Face Amount and each increase in Face Amount, and then combined.

                                 ALLOCATOR 2000

PARTIAL SURRENDER CHARGE
        During the Surrender Charge period for the Policy and any increase, there will be a charge for a partial surrender equal to 8% of the amount withdrawn or $25, whichever is greater. Partial Surrender Charges will reduce the remaining Surrender Charge.

PREMIUM EXPENSE CHARGES
        ANLIC will deduct 2.25% from each premium before allocation to the Investment Options. The deduction represents an amount ANLIC considers necessary to pay all premium taxes imposed by the states and any subdivisions thereof and does not necessarily equal the premium taxes paid by ANLIC for a particular Policy.

POLICY ACCOUNT VALUE CHARGES
        MONTHLY DEDUCTION. On each Monthly Anniversary, a charge will be deducted from the Policy Account Value to compensate ANLIC for administrative expenses and insurance provided. The monthly deduction consists of the cost of insurance, the administrative expense charge, and charges for any optional insurance benefits added by riders. The monthly deduction will be allocated pro-rata among the Investment Options.

        COST OF INSURANCE. Because the cost of insurance depends upon a number of variables, the cost for each Policy Month can vary from month to month. ANLIC will determine the monthly cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk for each Policy Month. The net amount at risk for a Policy Month is based on the difference between the Death Benefit and the Policy Account Value on the Monthly Anniversary.


        COST OF INSURANCE RATE. Cost of insurance rates will be based on the Face Amount and the Insured's sex, Issue Age, Policy duration, and rate class. The rates reflect ANLIC's expectations of future experience with regard to mortality, interest, persistency, and expenses, but will not exceed the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the Policy. For standard risks, these guaranteed rates are based on the 1980 Commissioners Standard
Ordinary Mortality Table with smoker and non-smoker distinction and the Insured's sex, unless sex-neutral (unisex) rates are required by law. The cost of insurance rates, and payment options for policies issued in Montana and certain other states, or issued in connection with certain employer sponsored arrangements are on a unisex basis. The unisex rates may be higher than those applicable to females and lower than those applicable to males. Any change in the cost of insurance rates will apply to all Insureds of the same Issue Age, sex, rate class, and whose Policies have been in force for the same length of time.


        The cost of insurance rate will also depend on the Face Amount of the Policy. At ANLIC's discretion, a Policy with a Face Amount in excess of $500,000 may incur a lower cost for each thousand dollars of net amount at risk than an otherwise identical Policy with a Face Amount less than that amount. ANLIC may, at its sole discretion, reduce the cost of insurance for other Face Amounts. Because the cost of insurance rate varies with the Face Amount, any increase or decrease in Face Amount, including those resulting from a change in the Death Benefit option and those resulting from partial surrenders, may affect the cost of insurance.

        RATE CLASS. The rate class of an Insured will affect the cost of insurance rate. ANLIC currently places Insureds into standard rate classes or substandard rate classes involving higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance rate than an Insured in a substandard rate class.

        ADMINISTRATIVE EXPENSE CHARGE. As reimbursement for administrative expenses related to the maintenance of each Policy and the Variable Account, ANLIC assesses a charge of $27 per Policy Month during the first Policy Year and $8 per Policy Month thereafter. ANLIC does not anticipate that it will make any profit on this charge.

      OPTIONAL INSURANCE BENEFITS CHARGES. The monthly deduction will include charges for any optional insurance benefits added to the Policy by rider. (See the section on Optional Insurance Benefits.)

DAILY CHARGES AGAINST THE VARIABLE ACCOUNT
        MORTALITY AND EXPENSE RISK CHARGE. ANLIC has developed a new method of calculating mortality and expense charges that it believes is more favorable to Policy Owners. As compensation for mortality and expense risks assumed in connection with the Policy, ANLIC will deduct a daily mortality and expense risk charge from the value of the net assets of the Variable Account. For the first 15 years of your Policy, this charge is at the rate of

                                 ALLOCATOR 2000

0.90% annually (0.0024590% daily). Beginning in the 16th Policy year, this charge is reduced by 0.05% annually until it reaches 0.45% annually (0.0012295% daily) in Policy year 24; the rate remains level thereafter. The daily charge will be deducted from the net asset value of the Variable Account, and therefore the Sub-Accounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No mortality and expense risk charges will be deducted from the amounts in the Fixed Account.

        The mortality risk assumed by ANLIC is that Insureds may live for a shorter time than projected, and that an aggregate amount of Death Benefit Proceeds greater than that projected will be payable. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the limits on administrative charges set in the Policies, which are in excess of the amount necessary to meet expenses currently. If the expenses do not increase to an amount in excess of the limits, ANLIC may profit from this charge. Any shortfall in meeting the distribution expenses will be met from ANLIC's general corporate funds that may include profit from the mortality and expense risk charge. ANLIC also assumes risks with respect to other contingencies, including the pattern of transfers between the Variable Account and the General Account that may cause ANLIC to incur greater costs than anticipated.

      TAXES. Currently no charge is made to the Variable Account for federal income taxes that may be attributable to the Variable Account. ANLIC may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made. (See the section on Federal Tax Matters.)

INVESTMENT ADVISORY FEE
        Policy Owners who choose to allocate Net Premiums to one or more of the Sub-Accounts will also bear a pro rata share of the investment advisory fee paid by each of the investment Portfolios in which the various Sub-Accounts invest. (See the Summary section on Fund Expense Summary.) No such fees are assessed against Net Premiums allocated to the Fixed Account. (See the section on General Account.)

        Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a Portfolio, if a reimbursement occurs, it has the effect of lowering the Portfolio's expense ratio and increasing its total return.


        ANLIC and its affiliates may receive administrative fees from the investment advisers of certain Funds.


REDUCTION OF CHARGES
     ANLIC may reduce monthly administration charges, other charges, and the minimum initial Face Amount in special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to Policy Owners of ANLIC or its affiliates, or sales to employees or clients of subsidiaries and affiliates of Ameritas Acacia Mutual Holding Corporation. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees on an individual basis. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected Owners and Owners of all other policies funded by the Variable Account.

                                  POLICY RIGHTS

LOAN PRIVILEGES
     POLICY LOAN. The Owner may borrow money from ANLIC using the Policy as the only security for the loan. The maximum amount that may be borrowed at any time is the Loan Value. The Loan Value equals 90% of the Cash Surrender Value. The minimum loan request ANLIC allows is $1,000. Loans usually are paid within seven days after ANLIC receives a written request. Loans have priority over the claims of any assignee or other person. The loan may be repaid all or in part at any time while the Insured is living. Loans from certain Policies may be taxed as Distributions. (See the section on Federal Tax Matters.)

     INTEREST. ANLIC charges interest on Policy loans at regular and reduced rates. Regular loans will accrue interest at the daily equivalent of 6.45% per year. After the fifth Policy year, you may borrow a limited amount of

                                 ALLOCATOR 2000
the Cash Surrender Value at a reduced rate. Reduced rate loans will accrue interest at the daily equivalent of 4.50% per year. The amount available at the reduced loan rate is (1) the Policy Account Value, minus (2) total premiums paid minus any partial surrenders previously taken, and minus (3) any Indebtedness held at a reduced rate. However, this amount may not exceed the maximum loan amount described above. If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate.

     EFFECT OF POLICY LOANS. When a loan is made, Policy Account Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Policy Account Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. If no instructions are given, the amounts will be transferred first from the Fixed Account. Any excess amount will be transferred from the Sub-Accounts in the same proportion that the Policy Account Value in each Sub-Account bears to the Variable Account Value.


      Value in the General Account held as security for the loan will be credited with interest at 4.5% per year. NO ADDITIONAL INTEREST WILL BE CREDITED TO THIS VALUE. The interest earned will be credited once each Policy Month. Upon partial repayment of Indebtedness, value in the General Account equal to the amount of repayment will be released as security for the loan, and may be reallocated by the Owner among the Investment Options. Upon full repayment of Indebtedness, the Owner may reallocate all collateral in the General Account to the Investment Options.


     Interest earned on amounts held in the General Account will be allocated to the Investment Options on each Policy anniversary in the same proportion that Net Premiums are being allocated to the Investment Options at the time.

     INDEBTEDNESS. Indebtedness equals the total of all Policy Loans and accrued interest on Policy loans. If Indebtedness exceeds Policy Account Value less Surrender Charges, ANLIC will notify the Owner and any assignee of record. If a sufficient payment equal to excess Indebtedness is not made to ANLIC within 62 days from the date notice is sent, the Policy will lapse and terminate without value. The Policy, however, may later be reinstated. (See the section on Policy Lapse and Reinstatement.)


     REPAYMENT OF INDEBTEDNESS. Indebtedness may be repaid any time before the Maturity Date. (See the section on Payment of Policy Benefits.) ANLIC will deduct Indebtedness from any amount payable under the Policy. Payments made by the Owner will be treated first as payment of premium and not as repayment of any Indebtedness unless the Owner indicates that the payment should be treated otherwise. Loan repayments are not subject to the Premium Expense Charge.


SURRENDER PRIVILEGES
     The Owner may surrender the Policy for its Cash Surrender Value on any Valuation Date during the lifetime of the Insured by sending a written request to ANLIC. The amount available for surrender is the Cash Surrender Value at the end of the Valuation Period during which the surrender request is received at ANLIC's principal office. The Cash Surrender Value equals the Policy Account Value less the Surrender Charge and Indebtedness. Surrenders from the Variable Account will generally be paid within seven days of receipt of the written request. Postponement of payments may, however, occur in certain circumstances. (See the section on Postponement of Payments.) Surrenders may have adverse tax consequences. (See the section on Federal Tax Matters.)

     A Surrender Charge is imposed if the Policy is surrendered either partially or totally. For partial surrenders, the charge is 8% of the amount withdrawn or $25, whichever is greater, but will never exceed the charges for a total surrender. Decreases do not affect Surrender Charges, since Surrender Charges for coverage associated with the decrease will be taken at the time of Policy lapse or surrender.

     The Policy Surrender Charge is a product of a Surrender Charge factor multiplied by the actual premium paid up to the Target Premium from the Policy Date or the date of any increase in Face Amount, as applicable. The factor varies by the year of surrender measured from the Policy Date or increase date, as applicable. (The Surrender Charge will never exceed the Policy Account Value.) Any charge assessed for a partial surrender will reduce the remaining Surrender Charge dollar for dollar.

                                 ALLOCATOR 2000

PARTIAL SURRENDER
     After the first Policy year, you may partially surrender the Policy on any Valuation Date during the lifetime of the Insured by sending us a written request. The amount of the partial surrender must not exceed the Cash Surrender Value. You may place on file with us a written request for systematic partial surrenders. The partial surrenders may be monthly, quarterly or annually in amounts of no less than $100.

     Unless you request otherwise, the partial surrender will be allocated among the Investment Options in the same proportion that the Policy's value in each Investment Option bears to the total Policy Account Value in the Investment Options on the Valuation Date we receive the request.


     Any partial surrender will reduce the Policy Account Value by the amount of the partial surrender. The amount of reduction in the Face Amount will be 100% of the amount of the partial surrender for Death Benefit Option A, and no reduction for Death Benefit Option B.


     The Face Amount remaining in force after a partial surrender may not be less than the minimum Face Amount ANLIC allows. Each partial surrender will reduce the Face Amount in the following order:
         1. Each increase, in order, starting with the last increase; and
         2. The Face Amount when the Policy was issued.

     For a partial surrender, the amount paid will be deducted from the Policy Account Value at the end of the Valuation Period during which the request is received.

COVERAGE BEYOND THE MATURITY DATE
     Unless prohibited under state law, you may elect to continue coverage beyond the Maturity Date provided the Policy is in force on the Maturity Date. If you so elect, on the Maturity Date the Variable Account Value will be transferred to the General Account where it will continue to earn interest as described in the Policy. Monthly deduction amounts will continue to be deducted, with the Cost of Insurance Rate equal to zero. Only payments required to keep the Policy in force will be accepted beyond the Maturity Date. All other rights and benefits as described in the Policy will be available.

     The Policy may be subject to certain adverse tax consequences when continued beyond the Maturity Date.

                EXAMINATION OF THE POLICY PRIVILEGE ("FREE LOOK")

     You may cancel the Policy within 20 days after you receive it or within 45 days of completing Part I of the application, whichever is later. You should mail or deliver the Policy to either our Administrative Service Office (See the section on Acacia National Life Insurance Company.) or the registered representative who sold the Policy. If the Policy is canceled within the Free Look Period, ANLIC will refund the total premium paid. A refund of premium paid by check may be delayed until the check has cleared the Owner's bank. This privilege also applies to an increase for coverage under the Policy. (See the section on Postponement of Payments.)

                                 GENERAL ACCOUNT

     You may allocate Net Premiums and transfer value to the General Account of ANLIC via an allocation to the Fixed Account. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933, as amended (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the General Account.

GENERAL DESCRIPTION
     The General Account consists of all assets owned by ANLIC other than those in the Variable Account and other separate accounts. Subject to applicable law, ANLIC has sole discretion over the investment of the assets in the General Account.

     You may elect to allocate Net Premiums to the Fixed Account, the Variable Account, or both. You may also transfer value from the Sub-Accounts to the Fixed Account, or from the Fixed Account to the Sub-Accounts. The

                                 ALLOCATOR 2000
allocation or transfer of funds to the Fixed Account does not entitle an Owner to share in the investment experience of the General Account. Instead, ANLIC guarantees that value in the Fixed Account will accrue interest at an effective annual rate of at least 4.5%, independent of the actual investment experience of the General Account. Any excess interest rate when declared will remain in effect at least one year.

THE POLICY
     This Prospectus describes a Flexible Premium Variable Life Insurance Policy. This Prospectus is generally intended to serve as a disclosure document for the aspects of the Policy involving the Variable Account. For complete details regarding the General Account, see the Policy itself.

GENERAL ACCOUNT VALUE
     Net Premiums allocated to the General Account via the Fixed Account are credited to the Policy. ANLIC bears the full investment risk for these amounts. ANLIC guarantees that interest credited to the Fixed Account will not be less than 4.5% per year. ANLIC MAY, AT ITS SOLE DISCRETION, CREDIT A HIGHER RATE OF INTEREST, although it is not obligated to credit interest in excess of 4.5% per year, and might not do so. ANY INTEREST CREDITED TO THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED RATE OF 4.5% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF ANLIC. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE OF 4.5% PER YEAR. The value in the Fixed Account will be calculated on each Monthly Anniversary.

     ANLIC guarantees that, at any time prior to the Maturity Date, the value in the Fixed Account will not be less than the amount of the Net Premiums allocated or value transferred to the Fixed Account, plus interest at the rate of 4.5% per year, plus any excess interest which ANLIC credits and any amounts transferred into the Fixed Account, less the sum of all charges allocable to the Fixed Account and any amounts deducted from the Fixed Account in connection with partial surrenders or transfers to the Variable Account.

                            GENERAL POLICY PROVISIONS

POSTPONEMENT OF PAYMENTS
      GENERAL. Payment of any amount upon complete or partial surrender, Policy loan, or benefits payable at death or Maturity may be postponed whenever:
      1. ANLIC or the New York Stock Exchange is closed such as customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;
      2.    The SEC by order permits  postponement for the protection of Owners;
            or
      3. An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

Transfers may also be postponed under these circumstances.

     PAYMENT BY CHECK. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Owner's bank.

THE CONTRACT
     The Policy, riders and attached copy of the application and any supplemental applications are the entire contract. Only statements in the application and any supplemental applications can be used to void the Policy or defend a claim. The statements are considered representations and not warranties. Only Officers of ANLIC can agree to change or waive any provisions of the Policy. The change or waiver must be in writing and signed by an officer of ANLIC.

SUICIDE
     In most states, if the Insured, while sane or insane, commits suicide within two years after the Policy Date, ANLIC will pay only the premium received, less any partial surrenders and outstanding Indebtedness. If the Insured, while sane or insane, commits suicide within two years after the effective date of any increase in Face Amount requiring evidence of insurability, ANLIC will not pay the increase but will pay only an amount equal to the monthly deductions previously made for the increase.

                                 ALLOCATOR 2000

INCONTESTABILITY
     ANLIC cannot contest this Policy or any attached rider after it has been in force for two years from its effective date. It cannot contest an increase in Face Amount or in rider face amount after it has been in force for two years from its effective date. Reinstatement of a Policy, and any rider attached to the Policy, may be contested by ANLIC for any statements made in the application for reinstatement any time within two years of the effective date of reinstatement.

CHANGE OF OWNER OR BENEFICIARY
     Generally, as long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to ANLIC. The Policy need not be returned unless requested by ANLIC. The change will take effect as of the date the request is signed, whether or not the Insured is living when the request is received by ANLIC. ANLIC will not, however, be liable for any payment made or action taken before acknowledgment of the request. A change of Owner or Beneficiary may have tax consequences. (See the section on Federal Tax Matters.)

COLLATERAL ASSIGNMENT
     The Policy may be assigned as collateral. ANLIC will not be bound by the assignment until a copy has been received by ANLIC and it assumes no responsibility for determining whether an assignment is valid or the extent of the assignee's interest. An Assignment may have tax consequences. (See the section on Federal Tax Matters.)

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Insured has been misstated, the benefits will be those which the monthly deductions would have provided for the correct age and sex. If the age of the Insured has been misstated on Policies issued with unisex rates, the benefits will be those which the monthly deductions would have provided for the correct age.


REPORTS AND RECORDS
     ANLIC will maintain all records relating to the Variable Account. ANLIC will mail to Owners, at their last known address of record, any reports required by applicable law or regulation. Each Owner will also be sent an annual and semi-annual report for Portfolios of the Funds that hold or have held Policy value during the reporting period and a list of the portfolio securities held in each Portfolio of the Funds, as required by the 1940 Act.

OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, you may add one or more of the following optional insurance benefits to your Policy by rider. The cost of any optional insurance benefits will be deducted as part of the monthly deduction. (See the section on Charges and Deductions, Monthly Administration Charge.)


     ACCELERATED DEATH BENEFIT RIDER. Subject to certain terms and conditions, a reduced Death Benefit will be paid in advance to the Owner of the Policy if the Insured suffers from a terminal illness or injury. There is no charge for this rider but it will be subject to ANLIC's underwriting requirements. If certain requirements are satisfied, however, accelerated Death Benefit Proceeds paid under the Accelerated Death Benefit Rider to a terminally or chronically ill insured individual, as defined in the Code, may not be subject to tax. A qualified tax advisor should be consulted before adding such a rider to a Policy.

     OTHER INSURED RIDER. Provides for level renewable term insurance on the life of any family member. Under the terms of this rider, ANLIC will pay the face amount of the rider to the Beneficiary upon receipt of proof of the other Insured's death. Subject to certain restrictions, the face amount of the rider may be increased or decreased. This rider may also be converted to a new Policy on the family member within 31 days after the Insured's death. Generally, the new Policy must meet the minimum Face Amount requirement, but ANLIC, in its sole discretion, may waive this provision. Additional evidence of insurability will not be required for conversion.

     CHILDREN'S INSURANCE RIDER. Provides for level term insurance on the Insured's children, as defined in the rider. Under the terms of the rider, the Death Benefit will be payable to the named Beneficiary upon the death of any Insured child. Upon receipt of proof of the Insured's death, the rider will continue in force without additional monthly charges.

     GUARANTEED INSURABILITY RIDER. Provides that the Owner can purchase additional insurance at certain future dates without evidence of insurability. Under the terms of the rider the Owner may only increase the Face Amount of the Policy on an option date. An option date falls on the Policy Anniversary following certain birthdates and the

                                 ALLOCATOR 2000

Monthly Anniversary following the occurrence of certain events such as marriage of the Insured. Each increase in Face Amount will be subject to the maximum stated in the Policy. No evidence of insurability is required for any increase made under this rider. Increases may have tax consequences. (See the section on Federal Tax Matters.)

     ACCIDENTAL DEATH BENEFIT RIDER. Provides additional insurance if the Insured's death results from accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in a Policy will be paid upon receipt of proof by ANLIC that death resulted directly and independently of all other causes from accidental bodily injury; occurred while the rider was in force; and occurred on or after the rider anniversary following the Insured's 5th birthday. The rider will terminate on the earliest of either the date of lapse, the rider anniversary following the Insured's 70th birthday or the Maturity Date of the Policy.

     LEVEL RENEWABLE TERM RIDER. Provides for level renewable term insurance coverage to increase the Face Amount of the Policy. The Owner may purchase additional insurance on a renewable term basis without evidence of insurability up to Insured's age 70. The rider will terminate on the earliest of either the date of lapse, the rider anniversary following the Insured's 70th birthday, or the Maturity Date of the Policy.

     TOTAL DISABILITY RIDER. Provides for the payment of the total disability amount by ANLIC as premiums while the Owner is disabled. Under the terms of the rider, the total disability amount will be paid as a premium upon receipt of proof adequate to ANLIC that:
    1.  The Insured is totally disabled as defined in the rider;
    2.  The disability commenced while the rider was in force;
    3. The disability began on or after the rider anniversary following the Insured's 15th birthday; and
    4.  Total disability continued without interruption for four months.

     The total disability amount is set forth in the Policy. The amount may, under certain circumstances, be increased. Evidence of insurability will generally be required for any increase. Because the total disability amount is a fixed dollar amount while the monthly deduction varies from month to month, the fixed dollar amount may be more or less than the amount necessary to keep the Policy in force.

     Upon approval of the claim, ANLIC will begin crediting total disability amounts, less Premium Expense Charges, on the Monthly Anniversary after the date disability began. No amount will be credited for a period of more than 12 months before notice of disability is received by ANLIC unless it is shown that notice was given as soon as reasonably possible. ANLIC will continue to credit the net total disability amount while the Insured is totally disabled and the Policy is in force. However, if the disability begins on or after the rider Anniversary after the Insured's 60th birthday, payment will be credited only for the later of two years or until the rider Anniversary after the Insured's 65th birthday.

                               FEDERAL TAX MATTERS


      The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes. (See discussion in the section on Premium Charge for Taxes.) This discussion is based upon ANLIC's understanding of the relevant laws at the time of filing. You should consult with your counsel or tax advisor for more complete information before a Policy is purchased. ANLIC makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insured, Policy Owner or Beneficiary may be altered.

1. TAXATION OF ANLIC. ANLIC is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended from time to time (the "Code"). At this time, since the Separate Account is not a separate entity from ANLIC, and its operations form a part of ANLIC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of the Separate Account are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Policy Account Value of the Policy. ANLIC believes that the Separate Account net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.

                                 ALLOCATOR 2000

         ANLIC does not currently expect to incur any federal income tax liability attributable to the Separate Account with respect to the sale of the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. If, however, ANLIC determines that it may incur such taxes attributable to the Separate Account, it may assess a charge for such taxes against the Separate Account.

         ANLIC may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against the Separate Account. If there is a material change in state or local tax laws, charges for such taxes attributable to the Separate Account, if any, may be assessed against the Separate Account.

2. TAX STATUS OF THE POLICY. The Code Section 7702 includes a definition of a life insurance contract for federal tax purposes, which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Policy Account Value to the Death Benefit. ANLIC believes that the Policy meets the statutory definition of a life insurance contract.

         The Code Section 7702A also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.


         Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Face Amount. Should the Policy become a "modified endowment contract" partial withdrawals, full Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer attaining age 59 1/2. The 10% penalty tax does not apply if the distribution is made because the taxpayer becomes disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should one deposit excessive premiums during a Policy Year, that portion that is returned by the insurance company within 60 days after the policy anniversary date will reduce the premiums paid to avoid the policy becoming a modified endowment contract. All modified endowment policies issued by ANLIC to the same Policy Owner in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.


         The Code Section 817(h) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. If the Policy is not treated as life insurance because it fails the diversification requirements, the Policy Owner is then subject to federal income tax on gain in the Policy as it is earned. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.

         While CAMCO, an ANLIC affiliate, is the adviser to certain of the portfolios, ANLIC does not have control over any of the Funds or their investments. However, ANLIC believes that the Funds will be operated in compliance with the diversification requirements of the Code. Thus, ANLIC believes that the Policy will be treated as a life insurance contract for federal tax purposes.


         In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued

                                 ALLOCATOR 2000
      in the future. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, ANLIC reserves the right to modify the Policy as necessary to prevent the Policy Owner from being considered the owner of the assets of Separate Account V or otherwise to qualify the Policy for favorable tax treatment.

      The following discussion assumes that the Policy qualifies as a life insurance contract for federal tax purposes.


3. TAX TREATMENT OF POLICY PROCEEDS. ANLIC believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, ANLIC believes that the Death Benefit payable prior to the original Maturity Date will generally be excludable from the gross income of the Beneficiary under Section
      101(a)(1) of the Code and the Policy Owner will not be deemed to be in constructive receipt of the Policy Account Value under the Policy until its actual Surrender. However there are certain exceptions to the general rule that death benefit proceeds are non-taxable. Federal, state and local tax consequences of ownership or receipt of proceeds under a Policy depends on the circumstances of each Policy Owner and Beneficiary.

         Distributions From Policies That Are Not "Modified Endowment Contracts." Distributions (while the Insured is still alive) from a Policy that is not a modified endowment contract are generally treated as first a recovery of the investment in the Policy and then only after the return of all such investment, as disbursing taxable income. However, in the case of a decrease in the Death Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued an that results in a cash distribution to the Policy Owner in order for the Policy to continue complying with the Section 7702 defined limits on premiums and Policy Account Values, such distributions may be taxable in whole or in part as ordinary income to the Policy Owner (to the extent of any gain in the Policy) as prescribed in Section 7702. In addition, upon a complete Surrender or lapse of a Policy that is not a "modified endowment contract," if the amount received plus the amount of any Indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income for tax purposes. Investment in the Policy means (1) the total amount of any premiums paid for the Policy plus the amount of any loan received under the Policy to the extent the loan is included in gross income of the Policy Owner minus (2) the total amount received under the Policy by the Policy Owner that was excludable from gross income, excluding any non-taxable loan received under the Policy.

         ANLIC also believes that loans received under a Policy will be treated as debt of the Policy Owner and that no part of any loan under a Policy will constitute income to the Policy Owner so long as the Policy remains in force. Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.


         Except for policies with respect to a limited number of key persons of an employer (both terms are as defined in the Internal Revenue Code), and subject to applicable interest rate caps and debt limits, the Health Insurance Portability and Accountability Act of 1996 ("HIPAA") generally repeals the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance policies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for then existing debt are included in HIPAA. The transitional rules include a phase-out of the deduction for debt incurred (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurs over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre-June 21, 1986 policies). Any material change in a policy (including a material increase in the death benefit) may cause the policy to be treated as a new policy for purposes of this rule. TRA '97 also provides that no deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed policy cash values.


                                 ALLOCATOR 2000

      This disallowance generally does not apply to policies owned by natural persons. Policy Owners should consult a competent tax advisor concerning the tax implications of these changes for their Policies.


         Distributions From Policies That Are "Modified Endowment Contracts." Should the Policy become a "modified endowment contract" partial withdrawals, full Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer attaining age 59 1/2. The 10% penalty does not apply if the distribution is made because the taxpayer is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary.


         The right to exchange the Policy for a flexible premium adjustable life insurance policy (See the section on Exchange Privilege.), the right to change Policy Owners (See the section on General Provisions.), and the provision for partial withdrawals (See the section on Surrenders.) may have tax consequences depending on the circumstances of such exchange, change, or withdrawal. Upon complete Surrender or when Maturity Benefits are paid, if the amount received plus any Indebtedness exceeds the total premiums paid (the "basis") that are not treated as previously withdrawn by the Policy Owner, the excess generally will be taxed as ordinary income.

         Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy Owner or Beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. Further, the tax consequences of using the Policy in nonqualified plan arrangements may vary depending on the particular facts and circumstances of the arrangement. The advice of competent counsel should be sought in connection with use of life insurance in a qualified or nonqualified plan.


   YOU SHOULD CONSULT A QUALIFIED TAX AND/OR LEGAL ADVISOR TO OBTAIN COMPLETE INFORMATION ON HOW FEDERAL, STATE AND LOCAL TAX CONSIDERATIONS MAY APPLY TO YOUR TAX SITUATION.


                                  VOTING RIGHTS

     All of the assets held in the Sub-Accounts of the Variable Account will be invested in shares of corresponding Portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. ANLIC is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholder meeting. However, in accordance with its view of present applicable law, ANLIC will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Owner in accordance with instructions received from Owners. Fund shares held in each Sub-Account for which no timely instructions from Owners are received will be voted by ANLIC in the same proportion as those shares in that Sub-Account for which instructions are received.

     Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Sub-Accounts in which their Policy values are allocated. The number of shares held in each Sub-Account attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that account by the net asset value of one share of the corresponding Owner as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of an Owner for which Owners have no interest, ANLIC will cast votes, for or against any matter, in the same proportion as Owners vote.

     If required by state insurance officials, ANLIC may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Owners, or to approve or disapprove an investment Policy or investment advice of one or more of the Owners. In addition, ANLIC may disregard voting instructions in favor of changes initiated by an Owner or a Fund's Board of Directors provided that ANLIC's disapproval of the change is reasonable and is based on a good faith determination

                                 ALLOCATOR 2000
that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on ANLIC. If ANLIC does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

     Shares of the Portfolios may be offered to variable life insurance and variable annuity separate accounts of life insurance companies other than ANLIC that are not affiliated with ANLIC. ANLIC understands that shares of these Portfolios also will be voted by such other life insurance companies in accordance with instructions from their Owners invested in such separate accounts. This will dilute the effect of voting instructions of Owners of the Policies.

                    EXECUTIVE OFFICERS AND DIRECTORS OF ANLIC

     This list shows name and position(s) with ANLIC followed by the principal occupations for the last five years. Where an individual has held more than one position with an organization during the last 5-year period, the last position held has been given.

CHARLES T. NASON, CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER*
Vice Chairman of Board and President, Director: Ameritas Acacia Mutual Holding Company Vice Chairman of Board and President, Director: Ameritas Holding Company Chairman of the Board and Chief Executive Officer: Acacia Life Insurance Company Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

ROBERT W. CLYDE, PRESIDENT AND CHIEF OPERATING OFFICER*
Executive Vice President, Director: Ameritas Acacia Mutual Holding Company Executive Vice President, Director: Ameritas Holding Company President and Chief Operating Officer: Acacia Life Insurance Company Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

HALUK ARITURK, SENIOR VICE PRESIDENT, PRODUCT MANAGEMENT AND ADMINISTRATION** Senior Vice President, Product Management and Administration: Acacia Life Insurance Company Executive Vice President, Ameritas Acacia Shared Services
Center: Ameritas Life Insurance Corp. Formerly: Senior Vice President, Operations and Chief Actuary: Acacia Life Insurance Company.

JOANN M. MARTIN, SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER, DIRECTOR** Senior Vice President, Chief Financial Officer and Corporate Treasurer: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company
Senior Vice President and Chief Financial Officer: Acacia Life Insurance Company Senior Vice President and Chief Financial Officer: Ameritas Life Insurance Corp. Also serves as officer and /or director of subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

BRIAN J. OWENS, SENIOR VICE PRESIDENT, CAREER DISTRIBUTION*
Senior Vice President, Career Distribution: Acacia Life Insurance Company;
Director: The Advisors Group, Inc.

BARRY C. RITTER, SENIOR VICE PRESIDENT AND CHIEF INFORMATION OFFICER**
Senior Vice President and Chief Information Officer, Acacia Life Insurance Company Senior Vice President - Information Services: Ameritas Life Insurance Corp.

ROBERT-JOHN H. SANDS, SENIOR VICE PRESIDENT, GENERAL COUNSEL AND CORPORATE SECRETARY*
Senior Vice  President  and General  Counsel:  Ameritas  Acacia  Mutual  Holding
Company
Senior Vice President and General  Counsel:  Ameritas  Holding  Company
Senior Vice President, General Counsel and Corporate Secretary: Acacia Life Insurance Company Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

JANET L. SCHMIDT, SENIOR VICE PRESIDENT, HUMAN RESOURCES*
Senior Vice President and Director of Human Resources: Ameritas Acacia Mutual Holding Company
Senior Vice President and Director of Human Resources: Ameritas Holding Company Senior Vice President, Human Resources: Acacia Life Insurance Company

                                 ALLOCATOR 2000

RICHARD W. VAUTRAVERS, SENIOR VICE PRESIDENT AND CORPORATE ACTUARY** Senior Vice President and Corporate Actuary: Ameritas Life Insurance Corp. Senior Vice President and Corporate Actuary: Acacia Life Insurance Company

WILLIAM W. LESTER, VICE PRESIDENT AND TREASURER**
Treasurer:  Ameritas Life Insurance Corp.
Also serves as officer of subsidiaries of Ameritas Life Insurance Corp. Vice President and Treasurer, Acacia Life Insurance Company

RENO J. MARTINI, DIRECTOR***
Senior Vice President, Calvert Group, Ltd.

*   The principal business address of each person is:
                                          Acacia National Life Insurance Company
                                          7315 Wisconsin Avenue
                                          Bethesda, Maryland 20814.

**  The principal business address of each person is:
                                         Ameritas Life Insurance Corp.
                                         5900 "O" Street
                                         Lincoln, Nebraska 68510.

*** The principal business address of each person is:
                                         Calvert Group, Ltd.
                                         4550 Montgomery Avenue
                                         Bethesda, Maryland 20814.

                          DISTRIBUTION OF THE POLICIES


     Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell ANLIC's variable life insurance policies, and who are also registered representatives of The Advisors Group, Inc. ("TAG") or registered representatives of broker-dealers who have Selling Agreements with TAG or registered representatives of broker-dealers who have Selling Agreements with such broker-dealers. TAG, whose address is 7315 Wisconsin Avenue, Bethesda, Maryland 20814, is a registered broker-dealer under the Securities Exchange Act of 1934 ("1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). TAG is a second tier wholly owned subsidiary of Acacia Life Insurance Company of Washington, D.C. TAG acts as the principal underwriter, as defined in the 1940 Act, of the Policies (as well as other variable life policies and variable annuities) pursuant to an Underwriting Agreement with ANLIC. In 2000, TAG received gross variable universal life compensation of $4,944,156 and retained $7,200 in underwriting fees and $0 in brokerage commissions on ANLIC's variable universal life policies.


     The insurance underwriting and the determination of a proposed Insured's Rate Class and whether to accept or reject an application for a Policy is done by ANLIC. ANLIC will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the Free Look provision. The Policies are offered and sold only in those states where their sale is lawful.


    Under these selling agreements, ANLIC pays commission to the broker-dealers, which in turn pay commissions to the Registered Representative who sells this Policy. The commission may equal an amount up to 95% of the first year premium paid, up to 20% of premium paid in years 2-4, up to 4.5% of premium paid in years 5-10, and up to 2% of premium paid in years 11 or later. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the fifth Policy Year. Compensation arrangements may vary among broker-dealers. In addition, ANLIC may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. Registered Representatives who meet certain production standards may receive additional compensation.

     ANLIC may reduce or waive the sales charge and/or other charges on any Policy sold to directors, officers or employees of ANLIC or any of its affiliates, employees and registered representatives of any broker-dealer that has entered into a sales agreement with ANLIC or TAG and the spouses or children of the above persons. In no event will any such reduction or waiver be permitted where it would be unfairly discriminatory to any person.


                                 ALLOCATOR 2000

                                 ADMINISTRATION

     ANLIC has contracted with Ameritas Life Insurance Corp. ("ALIC"), having its principal place of business at 5900 "O" Street, Lincoln, Nebraska for it to provide ANLIC with certain administrative services for the Flexible Premium Variable Life Policies. Pursuant to the terms of a Service Agreement, ALIC will act as Record-keeping Service Agent for the policies and riders for an initial term of three years and any subsequent renewals thereof. ALIC, under the guidance and direction of ANLIC, will perform administration functions, including: issuance of policies for reinstatement, term conversion, plan changes and guaranteed insurability options, generation of billing and posting of premium, computation of valuations, calculation of benefits payable, maintenance of administrative controls over all activities, correspondence, and data, and providing management reports to ANLIC.

                                 POLICY REPORTS

     At least once each Policy year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Policy Account Value, the General Account Value, Indebtedness, the value in each Sub-Account, premiums paid since the last report, charges deducted since the last report, any partial surrenders since the last report, and the current Cash Surrender Value. At the present time, ANLIC plans to send these Policy Statements on a quarterly basis. In addition, a statement will be sent to the Owner showing the status of the Policy following the transfer of amounts from one Sub-Account to another, the taking out of a loan, a repayment of a loan, a partial surrender and the payment of any premiums (excluding those paid by bank draft which has not cleared). The Policy Owner should review the information in these statements carefully. An Owner may request that a similar report be prepared at other times. ANLIC may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.

     An Owner will be sent a semi-annual report containing the financial statements of the Funds as required by the 1940 Act.

                                STATE REGULATION

     ANLIC is subject to regulation and supervision by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Policy form has been filed with and, where required, approved by insurance officials in each jurisdiction where the Policies are sold. ANLIC is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                                     EXPERTS


      The statutory basis financial statements of ANLIC as of December 31, 2000 and 1999, and for the years then ended, and the financial statements of the Sub-Accounts of the Variable Account as of December 31, 2000, and for each of the two years in the period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

      The financial statements of the Sub-Accounts of the Variable Account for the year ended December 31, 1998, included in this prospectus, have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.




                                 ALLOCATOR 2000

      Actuarial matters included in the prospectus have been examined by Russell
J. Wiltgen, Vice President - Individual Product Management of Ameritas Life Insurance Corp., as stated in his opinion filed as an exhibit to the Registration Statement.

                                  LEGAL MATTERS

     Matters of the State of Virginia law pertaining to the Policies, including ANLIC's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Robert-John H. Sands, Senior Vice President and General Counsel of ANLIC.

                             ADDITIONAL INFORMATION

     A registration statement has been filed with the SEC, under the 1933 Act with respect to the Policy offered hereby. This prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Variable Account, ANLIC and the Policy offered hereby. Statements contained in this prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


                              FINANCIAL STATEMENTS

The financial statements of ANLIC which are included in this prospectus should be considered only as bearing on the ability of ANLIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                                 ALLOCATOR 2000

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statement of net assets of each of the subaccounts of Acacia National Variable Life Insurance Separate Account I (comprising, respectively, the Social Money Market Portfolio, Social Balanced Portfolio, Social Small Cap Growth Portfolio, Social Mid Cap Growth Portfolio, and Social International Equity Portfolio of the Calvert Variable Series, Inc.; the Growth Portfolio, MidCap Growth Portfolio, and Small Capitalization Portfolio of the Alger American Fund; the EAFE Equity Index Portfolio, Equity 500 Index Portfolio, and Small Cap Index Portfolio of the Deutsche Asset Management (all commenced May 1, 2000); the Stock Index Portfolio of the Dreyfus Family of Funds; the Equity-Income Portfolio Service Class 2 (commenced May 1,
2000), High Income Portfolio Service Class 2 (commenced June 1, 2000), and Contrafund Portfolio Service Class 2 (commenced May 1, 2000) of the Fidelity Variable Insurance Products; the Templeton Asset Strategy Fund Portfolio (commenced May 1, 2000), and Templeton International Securities Fund Portfolio (commenced May 1, 2000) of the Franklin Templeton Variable Insurance Products Trust; the Limited Maturity Bond Portfolio, Growth Portfolio, and the Partners Portfolio (commenced May 1, 2000) of the Neuberger Berman Advisers Management Trust; the International Stock Fund II Portfolio, and Discovery Fund II Portfolio of the Strong Variable Insurance Funds, Inc.; the Worldwide Hard Assets Fund Portfolio of the Van Eck Worldwide Insurance Trust; and the Capital Appreciation Fund Portfolio, Aggressive Growth Fund Portfolio, Main Street Growth & Income Fund Portfolio, High Income Fund Portfolio, and Strategic Bond Fund Portfolio of the Oppenheimer Variable Accounts Fund) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such 2000 and 1999 financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Acacia National Variable Life Insurance Separate Account I as of December 31, 2000, and the results of their operations and changes in net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Lincoln, Nebraska
February 16, 2001


                                      F-I-1

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of Acacia National Life Insurance Company and Contract Owners of Acacia National Variable Life Insurance Separate Account I



In our opinion, the accompanying statements of operations and changes in net assets present fairly, in all material respects, the results of their operations and changes in their net assets of each of the following sub-accounts comprising the Acacia National Variable Life Insurance Separate Account I (the Account): the Social Money Market Portfolio, Social Balanced Portfolio, Social Small Cap Growth Portfolio, Social Mid Cap Growth Portfolio, and Social International
Equity Portfolio of the Calvert Variable Series, Inc.; the Growth Portfolio, MidCap Growth Portfolio, and Small Capitalization Portfolio of The Alger American Fund; the Stock Index Portfolio of the Dreyfus Family of Funds; the Limited Maturity Bond Portfolio, and Growth Portfolio of the Neuberger Berman Advisers Management Trust; International Stock Fund II Portfolio, and Discovery Fund II Portfolio of the Strong Variable Insurance Funds, Inc.; the Worldwide Hard Assets Portfolio of the Van Eck Worldwide Insurance Trust; and the Capital Appreciation Portfolio, Aggressive Growth Portfolio, Growth and Income Portfolio, High Income Portfolio, and Strategic Bond Portfolio of the Oppenheimer Variable Accounts Fund for the year ended December 31, 1998, in conformity with accounting principles generally accepted in the United States of America. The financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Washington,  D.C.
April 30, 1999


                                      F-I-2

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000

ASSETS
INVESTMENTS AT NET ASSET VALUE:
      Calvert Variable Series, Inc.:
      ------------------------------
          Social Money Market Portfolio (Money Market) -
           4,814,644.020 shares at $1.00 per share (cost
          $4,814,644)                                               $  4,814,644
          Social Balanced Portfolio (Balanced) -
           129,245.024 shares at $2.002 per share (cost
          $272,788)                                                      258,749
          Social Small Cap Growth Portfolio (Small Cap Growth)
          -
           19,093.612 shares at $13.58 per share (cost
          $241,835)                                                      259,291
          Social Mid Cap Growth Portfolio (Mid Cap Growth) -
            6,979.022 shares at $31.03 per share (cost
          $208,139)                                                      216,559
          Social International Equity Portfolio (International
          Equity) -
           69,688.409 shares at $19.37 per share (cost
          $1,556,949)                                                  1,349,865
      The Alger American Fund:
      ------------------------
          Growth Portfolio (Growth) -
           141,135.916 shares at $47.27 per share (cost
          $7,327,356)                                                  6,671,494
          MidCap Growth Portfolio (MidCap Growth) -
           97,457.171 shares at $30.62 per share (cost
          $2,777,683)                                                  2,984,138
          Small Capitalization Portfolio (Small
          Capitalization) -
           162,104.964 shares at $23.49 per share (cost
          $5,537,245)                                                  3,807,846
      Deutsche Asset Management:
          EAFE Equity Index Portfolio  (EAFE Equity Index)
          - 336,030.598  shares at $11.14 per share (cost
          $4,191,991)                                                  3,743,382
          Equity 500 Index Portfolio (Equity 500 Index) -
           690,615.745 shares at $13.77 per share (cost
          $10,350,073)                                                 9,509,779
          Small Cap Index Portfolio (Small Cap Index) -
           120,512.510 shares at $11.10 per share (cost
          $1,399,740)                                                  1,337,689
      Dreyfus Family of Funds:
      ------------------------
          Stock Index Portfolio (Stock Index) -
           102,415.429 shares at $34.00 per share (cost
          $1,315,707)                                                  3,482,126
      Fidelity Variable Insurance Products:
      -------------------------------------
          Equity-Income Portfolio Service Class 2
          (Equity-Income S-Class 2) -
           59,696.953 shares at $25.41 per share (cost
          $1,395,102)                                                  1,516,899
          High Income Portfolio Service Class 2 (High Income
          S-Class 2) -
           394.386 shares at $8.13 per share (cost $3,475)                 3,206
          Contrafund Portfolio Service Class 2 (Contrafund
          S-Class 2) -
           12,409.153 shares at $23.64 per share (cost
          $303,033)                                                      293,352
      Franklin Templeton Variable Insurance Products Trust:
          Templeton Asset Strategy Fund Portfolio (Asset
          Strategy) -
            749.517 shares at $19.13 per share (cost $14,568)             14,339
           Templeton International Securities Fund Portfolio
          (International Securities) -
            48,193.895 shares at $18.67 per share (cost
          $890,711)                                                      899,780

                                      F-I-3

                        ACACIA NATIONAL VARIABLE LIFE INSURANCE
                                   SEPARATE ACCOUNT I
                                 STATEMENT OF NET ASSETS
                                    DECEMBER 31, 2000

ASSETS, CONTINUED

      Neuberger Berman Advisers Management Trust:
          Limited Maturity Bond Portfolio (Limited Maturity
          Bond) -
           233,306.179 shares at $13.19 per share (cost
          $3,117,004)                                                  3,077,311
          Growth Portfolio (Growth) -
           42,128.350 shares at $30.65 per share (cost
          $577,876)                                                    1,291,235
          Partners Portfolio (Partners) -
           146,050.499 shares at $16.17 per share (cost
          $2,343,134)                                                  2,361,637
      Strong Variable Insurance Funds, Inc.:
          International Stock Fund II Portfolio (International
          Stock) -
           52,898.458 shares at $9.90 per share (cost
          $(899,830))                                                    523,694
          Discovery Fund II Portfolio (Discovery) -
           17,228.366 shares at $11.88 per share (cost
          $165,588)                                                      204,673
      Van Eck Worldwide Insurance Trust:
          Worldwide  Hard  Assets Fund  Portfolio  (Hard  Assets)
          -  116,760.143 shares at $12.07 per share (cost
          $1,259,257)                                                  1,409,295
      Oppenheimer Variable Accounts Fund:
          Capital Appreciation Fund Portfolio (Capital
          Appreciation) -
           66,314.045 shares at $46.63 per share (cost
          $2,390,292)                                                  3,092,225
          Aggressive Growth Fund Portfolio (Aggressive Growth)
          -
           48,810.852 shares at $70.77 per share (cost
          $2,675,347)                                                  3,454,343
          Main Street Growth & Income Fund Portfolio (Growth &
          Income) -
           188,910.923 shares at $21.26 per share (cost
          $4,280,666)                                                  4,016,247
          High Income Fund Portfolio (High Income) -
           70,294.427 shares at $9.27 per share (cost
          $757,707)                                                      651,629
          Strategic Bond Fund Portfolio (Strategic Bond) -
           123,454.363 shares at $4.69 per share (cost
          $608,594)                                                      579,001

                                                                     -----------
NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                      $ 61,824,428
                                                                     ===========


The accompanying notes are an integral part of these financial statements.

                                      F-I-4



                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                           CALVERT VARIABLE SERIES, INC.
                                                          ---------------------------------



                                                                   MONEY               SMALL CAP
                                                      TOTAL        MARKET    BALANCED   GROWTH
                                                     ---------  -----------  --------  ----------

                       2000
                       ----
INVESTMENT INCOME:
  Dividend distributions received                 $   634,777 $   198,385   $  4,483  $   -----
  Mortality and expense risk charge                   499,409      28,772      2,480      1,858
                                                     ---------  ----------- ---------- ----------
NET INVESTMENT INCOME(LOSS)                           135,368     169,613      2,003     (1,858)
                                                     ---------  ----------- ---------- ----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                   3,737,390      -----       7,915      9,726
  Net change in unrealized
  appreciation(depreciation)                       (9,305,962)     -----     (17,187)    (2,839)
                                                     ---------  ----------- ---------- ----------
NET GAIN(LOSS) ON INVESTMENTS                      (5,568,572)     -----      (9,272)     6,887
                                                     ---------  ----------- ---------- ----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                  $ (5,433,204)  $ 169,613   $ (7,269)  $  5,029
                                                   ===========  =========== ========== ==========

                       1999
                       ----
INVESTMENT INCOME:
  Dividend distributions received                  $  400,978 $    43,128   $  7,030   $     52
  Mortality and expense risk charge                   272,201       7,218      1,511        839
                                                     ---------  ----------- ---------- ----------
NET INVESTMENT INCOME(LOSS)                           128,777      35,910      5,519       (787)
                                                     ---------  ----------- ---------- ----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                   1,183,273      -----      24,085      -----
  Net change in unrealized
  appreciation(depreciation)                        9,549,077      12,253      1,900     23,977
                                                     ---------  ----------- ---------- ----------
NET GAIN(LOSS) ON INVESTMENTS                      10,732,350      12,253     25,985     23,977
                                                     ---------  ----------- ---------- ----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $ 10,861,127   $  48,163   $ 31,504   $ 23,190
                                                     =========  =========== ========== ==========

                       1998
                       ----
INVESTMENT INCOME:
  Dividend and capital gains distributions
  received                                        $ 1,113,600 $    21,621   $  3,409   $  1,105
  Mortality and expense risk charge                   148,773       4,679        308        588
                                                     ---------  ----------- ---------- ----------
NET INVESTMENT INCOME(LOSS)                           964,827      16,942      3,101        517
                                                     ---------  ----------- ---------- ----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) from redemptions of
  fund shares                                          72,743          99        611     (2,513)
  Net change in unrealized
  appreciation(depreciation)                        1,452,308       3,000      1,900     (1,616)
                                                     ---------  ----------- ---------- ----------
NET GAIN(LOSS) ON INVESTMENTS                       1,525,051       3,099      2,511     (4,129)
                                                     ---------  ----------- ---------- ----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                   $ 2,489,878  $   20,041   $  5,612   $ (3,612)
                                                     =========  =========== ========== ==========

(1) Commenced business May 1, 2000.


The accompanying notes are an integral part of these financial statements.

                                            F-I-5



  CALVERT VARIABLE SERIES,
            INC.                  THE ALGER AMERICAN FUND           DEUTSCHE ASSET MANAGEMENT
----------------------------- --------------------------------------------------------------------
                                                                  EAFE        EQUITY       SMALL
     MID CAP    INTERNATIONAL             MIDCAP      SMALL       EQUITY        500         CAP
      GROWTH       EQUITY      GROWTH     GROWTH  CAPITALIZATION  INDEX (1)   INDEX (1)  INDEX (1)
---------------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
 $       ----- $      -----   $  -----  $    -----$     -----  $     ----- $       137  $   -----
         1,880        9,876     55,136      21,643     35,162       16,347      41,661      5,739
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
        (1,880)      (9,876)   (55,136)    (21,643)   (35,162)     (16,347)    (41,524)    (5,739)
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------


        16,355      115,860      826,168   298,549   1,539,921      61,997       5,339      6,903
         7,068     (312,798)  (1,947,041) (168,074) (2,769,891)   (448,610)   (840,294)   (62,051)
    -----------  ------------  ---------  ---------  -----------  ----------  ---------- ----------
        23,423     (196,938)  (1,120,873)  130,475  (1,229,970)   (386,613)   (834,955)   (55,148)
    -----------  ------------  ---------  ---------  -----------  ----------  ---------- ----------
 $      21,543 $   (206,814) $(1,176,009)$ 108,832 $(1,265,132) $ (402,960) $ (876,479)  $(60,887)
    ===========  ============  =========  =========  ===========  ==========  ========== ==========



 $       ----- $        380   $  4,285 $     -----$     -----  $     ----- $     -----   $  -----
         1,517        3,400     28,150       9,224     21,737        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
        (1,517)      (3,020)   (23,865)     (9,224)   (21,737)       -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------


        20,944       52,658    292,559     152,575    303,027        -----       -----      -----
         2,980      113,538    882,734     257,406    903,837        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
        23,924      166,196   1,175,293    409,981  1,206,864        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
 $      22,407 $    163,176  $1,151,428 $  400,757 $1,185,127  $     ----- $     -----  $   -----
    ===========  ============ =========  =========  ===========  ==========  ========== ==========



 $      13,549 $     15,115  $ 232,531 $    40,068 $  173,190  $     ----- $     -----  $   -----
           594          990     14,481       5,140     12,562        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
        12,955       14,125    218,050      34,928    160,628        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------


         2,455        1,263     98,690      13,059      4,107        -----       -----      -----
        (1,025)      (5,285)   297,960      98,503     62,991        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
         1,430       (4,022)   396,650     111,562     67,098        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
 $      14,385 $     10,103   $614,700 $   146,490 $  227,726  $     ----- $     -----  $   -----
    ===========  ============ =========  =========  ===========  ==========  ========== ==========


                                            F-I-6



                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                      DREYFUS
                                                     FAMILY OF      FIDELITY VARIABLE INSURANCE
                                                       FUNDS                  PRODUCTS
                                                     ----------  ------------------------------------
                                                                                HIGH
                                                       STOCK    EQUITY-INCOME  INCOME     CONTRAFUND
                                                                 S-CLASS 2    S-CLASS 2    S-CLASS 2
                                                       INDEX        (1)         (2)          (1)
                                                     ----------  ----------- -----------  -----------
                       2000
                       ----
INVESTMENT INCOME:
  Dividend distributions received                  $    68,362   $    -----   $   -----  $    -----
  Mortality and expense risk charge                     72,604        6,750           7       1,131
                                                     ----------  ----------- -----------  -----------
NET INVESTMENT INCOME(LOSS)                             (4,242)      (6,750)         (7)     (1,131)
                                                     ----------  ----------- -----------  -----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                       69,255        -----       -----       -----
  Net change in unrealized
  appreciation(depreciation)                          (574,460)     121,797        (269)     (9,681)
                                                     ----------  ----------- -----------  -----------
NET GAIN(LOSS) ON INVESTMENTS                         (505,205)     121,797        (269)     (9,681)
                                                     ----------  ----------- -----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                    $  (509,447)  $  115,047   $    (276) $  (10,812)
                                                     ==========  =========== ===========  ===========

                       1999
                       ----
INVESTMENT INCOME:
  Dividend distributions received                  $   111,343 $      -----  $    ----- $     -----
  Mortality and expense risk charge                     75,772        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET INVESTMENT INCOME(LOSS)                             35,571        -----       -----       -----
                                                     ----------  ----------- -----------  -----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                       98,876        -----       -----       -----
  Net change in unrealized
appreciation(depreciation)                           1,835,918        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET GAIN(LOSS) ON INVESTMENTS                        1,934,794        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                    $ 1,970,365 $      -----   $   ----- $     -----
                                                     ==========  =========== ===========  ===========

                       1998
                       ----
INVESTMENT INCOME:
  Dividend and capital gains distributions
  received                                         $   130,875 $      -----   $   ----- $     -----
  Mortality and expense risk charge                     38,276        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET INVESTMENT INCOME(LOSS)                             92,599        -----       -----       -----
                                                     ----------  ----------- -----------  -----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) from redemptions of
  fund shares                                          184,713        -----       -----       -----
  Net change in unrealized
  appreciation(depreciation)                           729,209        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET GAIN(LOSS) ON INVESTMENTS                          913,922        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                    $ 1,006,521 $      -----  $    ----- $     -----
                                                     ==========  =========== ===========  ===========

(1) Commenced business May 1, 2000.
(2) Commenced business June 1, 2000.


The accompanying notes are an integral part of these financial statements.

                                            F-I-7



         FRANKLIN TEMPLETON
    VARIABLE INSURANCE PRODUCTS              NEUBERGER BERMAN                 STRONG VARIABLE
               TRUST                     ADVISORS MANAGEMENT TRUST          INSURANCE FUNDS, INC.
   ------------------------------  ---------------------------------------  -----------------------
                                     LIMITED
      ASSET       INTERNATIONAL     MATURITY                   PARTNERS     INTERNATIONAL
    STRATEGY (1)  SECURITIES (1)       BOND         GROWTH         (1)          STOCK     DISCOVERY
   ------------- ----------------  -------------------------  ------------  -----------------------
$        -----       $   -----   $    238,208  $      -----   $    -----  $       -----   $  -----
            55           3,385         28,363        17,949       10,338         23,251      2,658
   ------------- ----------------  -------------------------  ------------  -----------------------
           (55)         (3,385)       209,845       (17,949)     (10,338)       (23,251)    (2,658)
   ------------- ----------------  -------------------------  ------------  -----------------------

         -----           -----          -----       229,405        -----          -----      -----
          (229)          9,069        (26,053)     (235,262)      18,503       (803,050)    31,174
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
          (229)          9,069        (26,053)       (5,857)      18,503       (803,050)    31,174
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
$         (284)     $    5,684   $    183,792  $    (23,806)  $    8,165  $    (826,301)  $ 28,516
   ============= ================  ============  ===========  ============  ============ ==========



$        -----      $    -----   $    132,944  $      -----   $    -----  $      11,187   $  -----
         -----           -----         20,050        14,860        -----         25,477      2,621
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
         -----           -----        112,894       (14,860)       -----        (14,290)    (2,621)
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------


         -----           -----          -----        88,404        -----          -----     44,830
         -----           -----        (30,899)      857,225        -----      2,395,242    (15,057)
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
         -----           -----        (30,899)      945,629        -----      2,395,242     29,773
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
$        -----      $    -----   $     81,995  $    930,769   $    -----  $   2,380,952  $  27,152
   ============= ================  ============  ===========  ============  ============ ==========



$        -----     $     -----   $     58,873  $    188,569   $    -----  $      61,955  $   3,760
         -----           -----         12,750         9,585        -----         16,284      2,398
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
         -----           -----         46,123       178,984        -----         45,671      1,362
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------


         -----           -----          1,107       (18,723)       -----       (206,240)     5,905
         -----           -----         (2,543)       22,943        -----         59,071      8,186
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
         -----           -----         (1,436)        4,220        -----       (147,169)    14,091
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
$        -----      $    -----   $     44,687  $    183,204   $    -----  $    (101,498)  $ 15,453
   ============= ================  ============  ===========  ============  ============ ==========


                                            F-I-8


                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                          VAN ECK
                                                         WORLDWIDE
                                                         INSURANCE         OPPENHEIMER VARIABLE
                                                           TRUST             ACCOUNTS FUND
                                                       --------------  --------------------------
                                                                         CAPITAL     AGGRESSIVE
                                                        HARD ASSETS    APPRECIATION    GROWTH
                                                       --------------  ------------  ------------
                        2000
                        ----
INVESTMENT INCOME:
  Dividend distributions received                     $      12,083   $     6,267   $     -----
  Mortality and expense risk charge                          10,805        34,180        32,688
                                                       --------------  ------------  ------------
NET INVESTMENT INCOME(LOSS)                                   1,278       (27,913)      (32,688)
                                                       --------------  ------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                             -----       334,438       133,915
  Net change in unrealized
  appreciation(depreciation)                                140,443      (178,824)     (664,818)
                                                       --------------  ------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                               140,443       155,614      (530,903)
                                                       --------------  ------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                             $    141,721    $  127,701   $  (563,591)
                                                       ==============  ============  ============

                        1999
                        ----
INVESTMENT INCOME:
  Dividend distributions received                      $      9,610    $    9,060   $     -----
  Mortality and expense risk charge                           6,153        20,639        17,873
                                                       --------------  ------------  ------------
NET INVESTMENT INCOME(LOSS)                                   3,457       (11,579)      (17,873)
                                                       --------------  ------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                             -----        99,521         -----
  Net change in unrealized
  appreciation(depreciation)                                164,247       634,969     1,323,874
                                                       --------------  ------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                               164,247       734,490     1,323,874
                                                       --------------  ------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                             $    167,704    $  722,911   $ 1,306,001
                                                       ==============  ============  ============

                        1998
                        ----
INVESTMENT INCOME:
  Dividend and capital gains distributions received   $      41,873   $    82,136   $    13,351
  Mortality and expense risk charge                           3,681        12,581         7,499
                                                       --------------  ------------  ------------
NET INVESTMENT INCOME(LOSS)                                  38,192        69,555         5,852
                                                       --------------  ------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) from redemptions of fund
  shares                                                    (41,446)       24,932        10,354
  Net change in unrealized
  appreciation(depreciation)                               (148,313)      224,336       118,634
                                                       --------------  ------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                              (189,759)      249,268       128,988
                                                       --------------  ------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                             $   (151,567)   $  318,823    $  134,840
                                                       ==============  ============  ============


The accompanying notes are an integral part of these financial statements.


                                            F-I-9

             OPPENHEIMER VARIABLE
                ACCOUNTS FUND
-----------------------------------------------

     GROWTH &                      STRATEGIC
      INCOME       HIGH INCOME       BOND
   --------------  ------------  --------------

  $       6,184    $   75,725    $     24,943
         24,825         5,709           4,157
   --------------  ------------  --------------
        (18,641)       70,016          20,786
   --------------  ------------  --------------


         81,644         -----           -----
       (460,734)     (102,622)         (9,229)
   --------------  ------------  --------------
       (379,090)     (102,622)         (9,229)
   --------------  ------------  --------------
  $    (397,731)   $  (32,606)   $     11,557
   ==============  ============  ==============



  $       3,439    $   30,951    $     37,569
          7,399         4,163           3,598
   --------------  ------------  --------------
         (3,960)       26,788          33,971
   --------------  ------------  --------------


          5,794         -----           -----
        197,475         6,886         (19,428)
   --------------  ------------  --------------
        203,269         6,886         (19,428)
   --------------  ------------  --------------
  $     199,309    $   33,674    $     14,543
   ==============  ============  ==============



  $      10,963    $    6,494    $     14,163
          3,138         1,942           1,297
   --------------  ------------  --------------
          7,825         4,552          12,866
   --------------  ------------  --------------


          1,441        (1,436)         (5,635)
         (4,187)      (10,716)           (740)
   --------------  ------------  --------------
         (2,746)      (12,152)         (6,375)
   --------------  ------------  --------------
  $       5,079    $   (7,600)   $      6,491
   ==============  ============  ==============

                                            F-I-10



                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                  CALVERT VARIABLE SERIES, INC.
                                                                 --------------------------------
                                                                                          SMALL
                                                                    MONEY                  CAP
                                                       TOTAL       MARKET     BALANCED   GROWTH
                                                     ----------  -----------  --------- ---------
                       2000
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                      $    135,368 $   169,613  $   2,003  $ (1,858)
  Net realized gain distributions                     3,737,390       -----      7,915     9,726
  Net change in unrealized
  appreciation(depreciation)                         (9,305,962)      -----    (17,187)   (2,839)
                                                     ----------  -----------  --------- ---------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING       (5,433,204)    169,613     (7,269)    5,029
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                         17,138,728   3,040,212    (64,631)  114,077
                                                     ----------  -----------  --------- ---------
TOTAL INCREASE(DECREASE) IN NET ASSETS               11,705,524   3,209,825    (71,900)  119,106
                                                     ----------  -----------  --------- ---------
NET ASSETS AT JANUARY 1, 2000                        50,118,904   1,604,819    330,649   140,185
                                                     ----------  -----------  --------- ---------
NET ASSETS AT DECEMBER 31, 2000                    $ 61,824,428$  4,814,644  $ 258,749  $259,291
                                                     ==========  ===========  ========= =========


                       1999
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                      $   128,777  $    35,910  $   5,519   $  (787)
  Net realized gain distributions                    1,183,273        -----     24,085      -----
  Net change in unrealized
  appreciation(depreciation)                         9,549,077       12,253      1,900    23,977
                                                     ----------  -----------  --------- ---------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING       10,861,127      48,163     31,504    23,190
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                         14,333,239     860,441    251,997    29,588
                                                     ----------  -----------  --------- ---------
TOTAL INCREASE(DECREASE) IN NET ASSETS               25,194,366     908,604    283,501    52,778
                                                     ----------  -----------  --------- ---------
NET ASSETS AT JANUARY 1, 1999                        24,924,538     696,215     47,148    87,407
                                                     ----------  -----------  --------- ---------
NET ASSETS AT DECEMBER 31, 1999                    $ 50,118,904 $ 1,604,819  $ 330,649  $140,185
                                                     ==========  ===========  ========= =========


                       1998
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                      $    964,827 $    16,942  $   3,101  $    517
  Net realized gain(loss) from redemption of fund
  shares                                                 72,743          99        611    (2,513)
  Net change in unrealized
  appreciation(depreciation)                          1,452,308       3,000      1,900    (1,616)
                                                     ----------  -----------  --------- ---------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING        2,489,878      20,041      5,612    (3,612)
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                         13,558,555     309,331     18,777    44,873
                                                     ----------  -----------  --------- ---------
TOTAL INCREASE(DECREASE) IN NET ASSETS               16,048,433     329,372     24,389    41,261
                                                     ----------  -----------  --------- ---------
NET ASSETS AT JANUARY 1, 1998                         8,876,105     366,843     22,759    46,146
                                                     ----------  -----------  --------- ---------
NET ASSETS AT DECEMBER 31, 1998                    $ 24,924,538  $  696,215   $ 47,148  $ 87,407
                                                     ==========  ===========  ========= =========

(1) Commenced business May 1, 2000.

The accompanying notes are an integral part of these financial statements.

                                            F-I-11




        CALVERT VARIABLE
          SERIES, INC.             THE ALGER AMERICAN FUND            DEUTSCHE ASSET MANAGEMENT
     -----------------------  -----------------------------------  ---------------------------------

                                                                     EAFE
                                                                    EQUITY     EQUITY       SMALL
        MID CAP     INTERNATIONAL            MIDCAP       SMALL      INDEX       500         CAP
       GROWTH      EQUITY      GROWTH      GROWTH    CAPITALIZATION  (1)      INDEX (1)   INDEX (1)
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------

   $     (1,880)$    (9,876)$   (55,136)$   (21,643) $  (35,162) $   (16,347)$   (41,524)$   (5,739)
         16,355     115,860     826,168     298,549   1,539,921       61,997       5,339      6,903
          7,068    (312,798) (1,947,041)   (168,074) (2,769,891)    (448,610)   (840,294)   (62,051)
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
         21,543    (206,814) (1,176,009)    108,832  (1,265,132)    (402,960)   (876,479)   (60,887)
        (76,325)    806,068   2,541,667   1,103,621   1,018,350    4,146,342  10,386,258  1,398,576
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
        (54,782)    599,254   1,365,658   1,212,453    (246,782)   3,743,382   9,509,779  1,337,689
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
        271,341     750,611   5,305,836   1,771,685   4,054,628       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
   $    216,559 $ 1,349,865 $ 6,671,494 $ 2,984,138 $ 3,807,846  $ 3,743,382 $ 9,509,779 $1,337,689
     ===========  ==========  ==========  ========== ============  =========  ==========  ==========




   $     (1,517)$    (3,020)$   (23,865)$    (9,224) $  (21,737) $    ----- $     ----- $    -----
         20,944      52,658     292,559     152,575     303,027       -----       -----      -----
          2,980     113,538     882,734     257,406     903,837       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
         22,407     163,176   1,151,428     400,757   1,185,127       -----       -----      -----
        125,068     382,269   1,752,646     519,905     823,820       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
        147,475     545,445   2,904,074     920,662   2,008,947       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
        123,866     205,166   2,401,762     851,023   2,045,681       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
   $    271,341 $   750,611 $ 5,305,836 $ 1,771,685  $4,054,628  $    ----- $     ----- $    -----
     ===========  ==========  ==========  ========== ============  =========  ==========  ==========




   $     12,955 $    14,125 $   218,050 $    34,928  $  160,628  $    ----- $     ----- $    -----
          2,455       1,263      98,690      13,059       4,107       -----       -----      -----
         (1,025)     (5,285)    297,960      98,503      62,991       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
         14,385      10,103     614,700     146,490     227,726       -----       -----      -----
         98,279     175,356     898,671     387,686   1,009,524       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
        112,664     185,459   1,513,371     534,176   1,237,250       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
         11,202      19,707     888,391     316,847     808,431       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
   $    123,866 $   205,166 $ 2,401,762 $   851,023  $2,045,681  $    ----- $     ----- $    -----
     ===========  ==========  ==========  ========== ============  =========  ==========  ==========



                                            F-I-12


                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                      DREYFUS
                                                     FAMILY OF     FIDELITY VARIABLE INSURANCE
                                                       FUNDS                  PRODUCTS
                                                     ----------  ------------------------------------
                                                                                HIGH
                                                       STOCK     EQUITY-INCOME  INCOME     CONTRAFUND
                                                                 S-CLASS 2     S-CLASS     S-CLASS 2
                                                       INDEX        (1)          2 (2)        (1)
                                                     ----------  -----------  ----------  -----------
                       2000
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                       $   (4,242) $    (6,750) $       (7) $   (1,131)
  Net realized gain distributions                       69,255        -----       -----       -----
  Net change in unrealized
  appreciation(depreciation)                          (574,460)     121,797        (269)     (9,681)
                                                     ----------  -----------  ----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING        (509,447)     115,047        (276)    (10,812)
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                        (9,358,386)   1,401,852        3,482     304,164
                                                     ----------  -----------  ----------  -----------
TOTAL INCREASE(DECREASE) IN NET ASSETS              (9,867,833)   1,516,899        3,206     293,352
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT JANUARY 1, 2000                       13,349,959       -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT DECEMBER 31, 2000                    $ 3,482,126 $  1,516,899  $     3,206  $  293,352
                                                     ==========  ===========  ==========  ===========

                       1999
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                      $    35,571 $      ----- $     ----- $     -----
  Net realized gain distributions                       98,876        -----       -----       -----
  Net change in unrealized
  appreciation(depreciation)                         1,835,918        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING       1,970,365        -----       -----       -----
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                         4,711,735        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
TOTAL INCREASE(DECREASE) IN NET ASSETS               6,682,100        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT JANUARY 1, 1999                        6,667,859        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT DECEMBER 31, 1999                    $13,349,959 $     ----- $     ----- $     -----
                                                     ==========  ===========  ==========  ===========

                       1998
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                      $    92,599 $      ----- $     ----- $     -----
  Net realized gain(loss) from redemption of fund
  shares                                               184,713        -----       -----       -----
  Net change in unrealized
  appreciation(depreciation)                           729,209        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING       1,006,521        -----       -----       -----
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                         3,632,941        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
TOTAL INCREASE(DECREASE) IN NET ASSETS               4,639,462        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT JANUARY 1, 1998                        2,028,397        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT DECEMBER 31, 1998                     $6,667,859 $      ----- $     ----- $     -----
                                                     ==========  ===========  ==========  ===========

(1) Commenced business May 1, 2000.
(2) Commenced business June 1, 2000.


The accompanying notes are an integral part of these financial statements.

                                            F-I-13


          FRANKLIN TEMPLETON
    VARIABLE INSURANCE PRODUCTS                NEUBERGER BERMAN                   STRONG VARIABLE
               TRUST                      ADVISORS MANAGEMENT TRUST            INSURANCE FUNDS, INC.
    -----------------------------  ----------------------------------------- --------------------------
        ASSET       INTERNATIONAL   LIMITED
                     SECURITIES     MATURITY                                INTERNATIONAL
    STRATEGY (1)        (1)            BOND        GROWTH      PARTNERS (1)     STOCK       DISCOVERY
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
 $            (55)$      (3,385) $     209,845   $  (17,949) $     (10,338)  $  (23,251) $    (2,658)
            -----         -----          -----      229,405          -----        -----        -----
             (229)        9,069        (26,053)    (235,262)        18,503     (803,050)      31,174
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
             (284)        5,684        183,792      (23,806)         8,165     (826,301)      28,516
           14,623       894,096       (247,233)  (1,407,105)     2,353,472   (3,749,727)    (241,954)
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
           14,339       899,780        (63,441)  (1,430,911)     2,361,637   (4,576,028)    (213,438)
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----      3,140,752    2,722,146          -----    5,099,722      418,111
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
 $         14,339 $     899,780  $   3,077,311   $1,291,235  $   2,361,637   $  523,694  $   204,673
    ==============  =============  ============= ============  ============= ============  ============



 $          ----- $       -----  $     112,894   $  (14,860) $       -----   $  (14,290)   $  (2,621)
            -----         -----          -----       88,404          -----        -----       44,830
            -----         -----        (30,899)     857,225          -----    2,395,242      (15,057)
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----         81,995      930,769          -----    2,380,952       27,152
            -----         -----      1,025,930      243,298          -----      305,865       54,601
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----      1,107,925    1,174,067          -----    2,686,817       81,753
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----      2,032,827    1,548,079          -----    2,412,905      336,358
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
 $          ----- $       -----  $   3,140,752   $2,722,146  $       -----   $5,099,722  $   418,111
    ==============  =============  ============= ============  ============= ============  ============



 $          ----- $       -----  $      46,123   $  178,984  $       -----   $   45,671  $     1,362
            -----         -----          1,107      (18,723)         -----     (206,240)       5,905
            -----         -----         (2,543)      22,943          -----       59,071        8,186
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----         44,687      183,204          -----     (101,498)      15,453
            -----         -----      1,124,307      735,204          -----    1,227,685      112,491
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----      1,168,994      918,408          -----    1,126,187      127,944
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----        863,833      629,671          -----    1,286,718      208,414
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
 $          ----- $       -----  $   2,032,827   $1,548,079  $       -----   $2,412,905  $   336,358
    ==============  =============  ============= ============  ============= ============  ============


                                          F-I-14



                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                         VAN ECK
                                                        WORLDWIDE       OPPENHEIMER VARIABLE
                                                       INSURANCE
                                                         TRUST             ACCOUNTS FUND
                                                      -------------  ---------------------------
                                                             HARD       CAPITAL      AGGRESSIVE
                                                          ASSETS     APPRECIATION     GROWTH
                                                        -----------  -------------  ------------
                        2000
                        ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                         $      1,278 $    (27,913)  $    (32,688)
  Net realized gain distributions                            -----      334,438        133,915
  Net change in unrealized
  appreciation(depreciation)                               140,443     (178,824)      (664,818)
                                                        -----------  -------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM        141,721      127,701       (563,591)
OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS       233,421   (1,357,813)       781,839
                                                        -----------  -------------  ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                     375,142   (1,230,112)       218,248
                                                        -----------  -------------  ------------
NET ASSETS AT JANUARY 1, 2000                            1,034,153    4,322,337      3,236,095
                                                        -----------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2000                       $  1,409,295 $  3,092,225   $  3,454,343
                                                        ===========  =============  ============


                        1999
                        ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                         $      3,457 $    (11,579)  $    (17,873)
  Net realized gain distributions                            -----       99,521          -----
  Net change in unrealized
  appreciation(depreciation)                               164,247      634,969      1,323,874
                                                        -----------  -------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM        167,704      722,911      1,306,001
OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS       284,172    1,345,599        582,546
                                                        -----------  -------------  ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                     451,876    2,068,510      1,888,547
                                                        -----------  -------------  ------------
NET ASSETS AT JANUARY 1, 1999                              582,277    2,253,827      1,347,548
                                                        -----------  -------------  ------------
NET ASSETS AT DECEMBER 31, 1999                       $  1,034,153 $  4,322,337   $  3,236,095
                                                        ===========  =============  ============


                        1998
                        ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                         $     38,192 $     69,555   $      5,852
  Net realized gain(loss) from redemption of fund
  shares                                                   (41,446)      24,932         10,354
  Net change in unrealized
  appreciation(depreciation)                              (148,313)     224,336        118,634
                                                        -----------  -------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM       (151,567)     318,823        134,840
OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS       479,900    1,330,394        856,576
                                                        -----------  -------------  ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                     328,333    1,649,217        991,416
                                                        -----------  -------------  ------------
NET ASSETS AT JANUARY 1, 1998                              253,944      604,610        356,132
                                                        -----------  -------------  ------------
NET ASSETS AT DECEMBER 31, 1998                       $    582,277 $  2,253,827   $  1,347,548
                                                        ===========  =============  ============


The accompanying notes are an integral part of these financial statements.


                                            F-I-15

            OPPENHEIMER VARIABLE
                ACCOUNTS FUND
----------------------------------------------


      GROWTH &                     STRATEGIC
       INCOME      HIGH INCOME       BOND
    -------------  ------------   ------------
   $     (18,641)  $   70,016    $     20,786
          81,644        -----           -----
        (460,734)    (102,622)         (9,229)
    -------------  ------------   ------------
        (397,731)     (32,606)         11,557
       3,062,174      (25,113)         62,721
    -------------  ------------   ------------
       2,664,443      (57,719)         74,278
    -------------  ------------   ------------
       1,351,804      709,348         504,723
    -------------  ------------   ------------
   $   4,016,247  $   651,629   $     579,001
    =============  ============   ============




   $      (3,960) $    26,788   $      33,971
           5,794        -----           -----
         197,475        6,886         (19,428)
    -------------  ------------   ------------
         199,309       33,674          14,543
         514,599      304,273         214,887
    -------------  ------------   ------------
         713,908      337,947         229,430
    -------------  ------------   ------------
         637,896      371,401         275,293
    -------------  ------------   ------------
   $   1,351,804  $   709,348   $     504,723
    =============  ============   ============




 $         7,825 $      4,552  $       12,866
           1,441       (1,436)         (5,635)
          (4,187)     (10,716)           (740)
    -------------  ------------   ------------
           5,079       (7,600)          6,491
         557,879      309,237         249,444
    -------------  ------------   ------------
         562,958      301,637         255,935
    -------------  ------------   ------------
          74,938       69,764          19,358
    -------------  ------------   ------------
 $       637,896 $    371,401  $      275,293
    =============  ============   ============


                                            F-I-16

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF OPERATIONS

The Acacia National Variable Life Insurance Separate Account I (the Account) began operations on December 1, 1995 as a separate investment account within Acacia National Life Insurance Company (the Company), a wholly owned subsidiary of Acacia Life Insurance Company. The assets of the Account are held by the Company and are segregated from all of the Company's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 2000, there are twenty eight subaccounts within the Account. Five of the subaccounts invest only in a corresponding Portfolio of Calvert Variable Series, Inc. which is a diversified open-end management investment company managed by Calvert Asset Management
Company, Inc. (see note 3). Three of the subaccounts invest only in a corresponding Portfolio of The Alger American Fund which is a diversified open-end management investment company managed by Fred Alger Management, Inc. (Alger Management). Three of the subaccounts invest only in a corresponding Portfolio of Deutsche Asset Management which is a diversified open-end management investment company managed by Deutsche Asset Management. One subaccount invests only in a corresponding Portfolio of Dreyfus Family of Funds which is a diversified open-end management investment company managed by Dreyfus Service Corporation.Three of the subaccounts invest only in a corresponding Portfolio of Fidelity Variable Insurance Products which is a diversified open-end management investment company managed by Fidelity Management and
Research  Company.  Two  of  the  subaccounts  invest  only  in a  corresponding
Portfolio of Franklin Templeton Variable Insurance Products Trust which is a diversified open-end management investment company managed by Templeton Investment Counsel, Inc. Three of the subaccounts invest only in a corresponding Portfolio of Neuberger Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of Strong Variable Insurance Funds, Inc. which is a diversified open-end management investment company managed by Strong Capital Management, Inc. One of the subaccounts invest only in a corresponding Portfolio of Van Eck Worldwide Insurance Trust which is a diversified open-end management investment company managed by Van Eck Associates Corporation. Five of the subaccounts invest only in a corresponding Portfolio of Oppenheimer Variable Accounts Fund which is a diversified open-end management investment company managed by Oppenheimer Funds, Inc. Each Portfolio pays the manager a monthly fee for its investments and business affairs.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CONSISTENCY

Due to changes in the processing environment during 1999, certain information is presented differently between years. In 2000 and 1999, net realized gains/losses on redemption of fund shares is included in net change in unrealized appreciation/depreciation. Capital gain distributions received are reflected in the net realized gain distributions. In 1998, net realized gains and losses on redemption of fund shares are separately presented. Capital gain distributions received from funds are included in dividend distributions received.

VALUATION OF INVESTMENTS

The assets of the Account are carried at the net asset value of the underlying Portfolios. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis. However, dividends of $30,157 for the Stock Index Portfolio and $21,938 for the International Stock Fund II Portfolio were received in 1997 and recorded in 1998. All affected policyowner accounts were adjusted.

FEDERAL AND STATE TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company has the right to charge the Account any federal income taxes, or provisions for federal income taxes, attributed to the operations of the Account or to the policies funded in the Account. Currently, the Company does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.


                                     F-I-17

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                          NOTES TO FINANCIAL STATEMENTS


2.  POLICYOWNER CHARGES

The Company charges the Account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

3.  RELATED PARTIES

Calvert Asset Management Company, Inc., an affiliate of the Company, serves as an investment advisor to the Calvert Variable Series, Inc. Social Money Market, Social Balanced, Social Small Cap Growth, Social Mid Cap Growth and Social International Equity Portfolios. The Advisors Group, Inc., an affiliate of the Company, acts as a principal underwriter of the policies pursuant to an underwriting agreement with the Company.


                                     F-I-18

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                          NOTES TO FINANCIAL STATEMENTS



4. UNITS OWNED
--------------
Units owned are as follows:



                                                 CALVERT VARIABLE SERIES, INC.
                              --------------------------------------------------------------------
                                                           SMALL CAP      MID CAP    INTERNATIONAL
                              MONEY MARKET   BALANCED       GROWTH        GROWTH        EQUITY
                              ------------- ------------  ------------  ------------ -------------

Units owned at January 1, 2000   1,365,876       18,502        10,097        15,794        43,130
Units acquired                  18,806,731       57,154        42,250        28,617       273,933
Units disposed                  16,347,483       60,109        34,621        33,065       222,910
                              ------------- ------------  ------------  ------------ -------------
Units owned at
December 31, 2000                3,825,124       15,547        17,726        11,346        94,153
                              ============= ============  ============  ============ =============


Units owned at January 1, 1999     598,035        2,990         7,476         7,670        15,712
Units acquired                   5,307,754       17,585         7,132        26,315        33,694
Units disposed                   4,539,913        2,073         4,511        18,191         6,276
                              ------------- ------------  ------------  ------------ -------------
Units owned at
December 31, 1999                1,365,876       18,502        10,097        15,794        43,130
                              ============= ============  ============  ============ =============


Units owned at January 1, 1998     330,489        1,678         3,703           900         1,788
Units acquired                   2,498,903        2,971         5,008         7,984        17,004
Units disposed                   2,231,357        1,659         1,235         1,214         3,080
                              ------------- ------------  ------------  ------------ -------------
Units owned at
December 31, 1998                  598,035        2,990         7,476         7,670        15,712
                              ============= ============  ============  ============ =============


                                     F-I-19


              THE ALGER AMERICAN FUND                      DEUTSCHE ASSET MANAGEMENT
   ----------------------------------------------  -------------------------------------------

                                                      EAFE          EQUITY
                      MIDCAP          SMALL          EQUITY          500          SMALL CAP
      GROWTH          GROWTH       CAPITALIZATION     INDEX         INDEX           INDEX
   --------------  --------------  -------------   ------------  -------------  --------------

         188,423          80,307        212,186          -----          -----           -----
         478,518         183,457        288,448        883,157      1,528,444         317,096
         390,138         139,642        226,845        551,030        834,340         196,562
   --------------  --------------  -------------   ------------  -------------  --------------
         276,803         124,122        273,789        332,127        694,104         120,534
   ==============  ==============  =============   ============  =============  ==============


         113,872          50,595        153,159          -----          -----           -----
         146,269          79,523        151,870          -----          -----           -----
          71,718          49,811         92,843          -----          -----           -----
   --------------  --------------  -------------   ------------  -------------  --------------
         188,423          80,307        212,186          -----          -----           -----
   ==============  ==============  =============   ============  =============  ==============


          62,387          24,543         69,933          -----          -----           -----
          78,302          32,437        103,745          -----          -----           -----
          26,817           6,385         20,519          -----          -----           -----
   --------------  --------------  -------------   ------------  -------------  --------------
         113,872          50,595        153,159          -----          -----           -----
   ==============  ==============  =============   ============  =============  ==============


                                     F-I-20

                           ACACIA NATIONAL VARIABLE LIFE INSURANCE
                                     SEPARATE ACCOUNT I
                                NOTES TO FINANCIAL STATEMENTS



   4. UNITS OWNED (CONTINUED)
   --------------------------
   Units owned are as follows:


                                       DREYFUS
                                      FAMILY OF
                                        FUNDS         FIDELITY VARIABLE INSURANCE PRODUCTS
                                    --------------  ------------------------------------------


                                        STOCK       EQUITY-INCOME  HIGH INCOME    CONTRAFUND
                                        INDEX         S-CLASS 2     S-CLASS 2     S-CLASS 2
                                    --------------  -------------- ------------- -------------

   Units owned at January 1, 2000         533,318           -----         -----         -----
   Units acquired                         293,192         179,054           402        24,306
   Units disposed                         592,356         119,024             7        11,827
                                    --------------  -------------- ------------- -------------
   Units owned at December 31, 2000       234,154          60,030           395        12,479
                                    ==============  ============== ============= =============


   Units owned at January 1, 1999         320,865           -----         -----         -----
   Units acquired                         357,435           -----         -----         -----
   Units disposed                         144,982           -----         -----         -----
                                    --------------  -------------- ------------- -------------
   Units owned at December 31, 1999       533,318           -----         -----         -----
                                    ==============  ============== ============= =============


   Units owned at January 1, 1998         125,133           -----         -----         -----
   Units acquired                         230,164           -----         -----         -----
   Units disposed                          34,432           -----         -----         -----
                                    --------------  -------------- ------------- -------------
   Units owned at December 31, 1998       320,865           -----         -----         -----
                                    ==============  ============== ============= =============


                                     F-I-21



     FRANKLIN TEMPLETON                   NEUBERGER BERMAN                 STRONG VARIABLE
VARIABLE INSURANCE PRODUCTS
           TRUST                     ADVISORS MANAGEMENT TRUST          INSURANCE FUNDS, INC.
-----------------------------   -------------------------------------   -----------------------

                                 LIMITED
      ASSET      INTERNATIONAL  MATURITY                                INTERNATIONAL
    STRATEGY     SECURITIES       BOND         GROWTH      PARTNERS       STOCK     DISCOVERY
   ------------  ------------   ----------  -------------  ----------   -----------------------
         -----         -----      263,134        112,854       -----       297,791      33,373
         1,122       115,077    7,427,644        228,409     422,494       470,221      12,682
           369        66,615    7,446,379        279,658     275,591       716,878      30,195
   ------------  ------------   ----------  -------------  ----------   ------------ ----------
           753        48,462      244,399         61,605     146,903        51,134      15,860
   ============  ============   ==========  =============  ==========   ============ ==========


         -----         -----      173,713         97,419       -----       262,868      28,197
         -----         -----      200,479         48,449       -----       258,376      91,292
         -----         -----      111,058         33,014       -----       223,453      86,116
   ------------  ------------   ----------  -------------  ----------   ------------ ----------
         -----         -----      263,134        112,854       -----       297,791      33,373
   ============  ============   ==========  =============  ==========   ============ ==========


         -----         -----       77,059         45,761       -----       137,912      18,742
         -----         -----      136,118         65,880       -----       201,600      14,670
         -----         -----       39,464         14,222       -----        76,644       5,215
   ------------  ------------   ----------  -------------  ----------   ----------- -----------
         -----         -----      173,713         97,419       -----       262,868      28,197
   ============  ============   ==========  =============  ==========   =========== ===========

                                     F-I-22

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                          NOTES TO FINANCIAL STATEMENTS


    4. UNITS OWNED
    (CONTINUED)
    -----------
    Units owned are as
    follows:

                                     VAN ECK
                                    WORLDWIDE                   OPPENHEIMER VARIABLE
                                 INSURANCE TRUST                    ACCOUNTS FUND
                               --------------------   ------------------------------------------
                                                            CAPITAL             AGGRESSIVE
                                   HARD ASSETS           APPRECIATION             GROWTH
                               --------------------   --------------------  --------------------

    Units owned at January 1, 2000         108,328                202,934               123,920
    Units acquired                         472,193                549,645            12,196,315
    Units disposed                         446,935                607,386            11,293,371
                               --------------------   --------------------  --------------------
    Units owned at
    December 31, 2000                      133,586                145,193             1,026,864
                               ====================   ====================  ====================


    Units owned at January 1, 1999          73,721                150,216                95,687
    Units acquired                         105,757                135,346               159,858
    Units disposed                          71,150                 82,628               131,625
                               --------------------   --------------------  --------------------
    Units owned at
    December 31, 1999                      108,328                202,934               123,920
                               ====================   ====================  ====================


    Units owned at January 1, 1998          22,198                 49,967                28,422
    Units acquired                          59,926                119,856                77,765
    Units disposed                           8,403                 19,607                10,500
                               --------------------   --------------------  --------------------
    Units owned at
    December 31, 1998                       73,721                150,216                95,687
                               ====================   ====================  ====================


                                     F-I-23

                   OPPENHEIMER VARIABLE
                      ACCOUNTS FUND
-----------------------------------------------------------


        GROWTH &                              STRATEGIC
         INCOME          HIGH INCOME            BOND
    -----------------  -----------------   ----------------

              82,912             61,136             44,565
             658,673             80,166            229,038
             471,935             82,114            216,643
    -----------------  -----------------   ----------------
             269,650             59,188             56,960
    =================  =================   ================


              47,458             33,313             24,847
              93,705             60,039             54,441
              58,251             32,216             34,723
    -----------------  -----------------   ----------------
              82,912             61,136             44,565
    =================  =================   ================


               5,836              6,274              1,797
              48,498             33,123             77,960
               6,876              6,084             54,910
    -----------------  -----------------   ----------------
              47,458             33,313             24,847
    =================  =================   ================

                                     F-I-24

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statements of admitted assets, liabilities, and surplus - statutory basis of Acacia National Life Insurance Company (a wholly owned subsidiary of Acacia Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of operations - statutory basis, changes in surplus - statutory basis, and cash flows - statutory basis for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Acacia National Life Insurance Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Acacia National Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.



/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 16, 2001 (April 9, 2001 as to Note 9)


                                     F-II-1

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

    STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS - STATUTORY BASIS
                         (COLUMNAR AMOUNTS IN THOUSANDS)

                                                                                        DECEMBER 31
                                                                      ------------------------------------------------
                         ADMITTED ASSETS                                      2000                      1999
                         ---------------                              ----------------------    ----------------------

    Investments
      Bonds                                                        $              472,273    $              522,328
      Mortgage loans                                                                  854                       894
      Preferred stocks                                                                 70                        70
      Common stocks                                                                   473                       385
      Short-term investments                                                       15,525                     5,685
      Other investments                                                               447                       495
      Loans on insurance policies                                                   9,109                     7,955
                                                                      ----------------------    ----------------------

          Total investments                                                       498,751                   537,812

    Cash                                                                            2,121                     5,195
    Accrued investment income                                                       8,686                     9,157
    Reinsurance recoverable - affiliate                                             1,863                     1,162
    Income taxes receivable - affiliate                                             4,012                     1,203
    Other assets                                                                      348                       370
    Separate accounts                                                             170,582                   140,638
                                                                      ----------------------    ----------------------

                                                                   $              686,363    $              695,537
                                                                      ======================    ======================

                     LIABILITIES AND SURPLUS

  LIABILITIES
    Life and annuity reserves                                      $              434,988    $              464,615
    Funds left on deposit                                                          47,091                    65,002
    Reserve for unpaid claims                                                         190                     1,461
    Interest maintenance reserve                                                    1,224                     1,684
    Accrued separate account transfers                                             (9,023)                   (7,702)
    Accounts payable - affiliates                                                     581                       999
    Other liabilities                                                               3,693                     2,927
    Asset valuation reserve                                                           214                     1,805
    Separate accounts                                                             170,582                   140,638
                                                                      ----------------------    ----------------------

                                                                                  649,540                   671,429
                                                                      ----------------------    ----------------------

SURPLUS
    Preferred stock, 8% non-voting, non-cumulative, $1,000 par value,
      10,000 shares authorized; 6,000 shares issued and outstanding                 6,000                     6,000
    Common stock, $170 par value; 15,000 shares authorized,
      issued and outstanding                                                        2,550                     2,550
    Additional paid-in capital                                                     28,450                    13,450
    Retained earnings (deficit)                                                      (177)                    2,108
                                                                      ----------------------    ----------------------

                                                                                   36,823                    24,108
                                                                      ----------------------    ----------------------

                                                                   $              686,363    $              695,537
                                                                      ======================    ======================


The accompanying notes are an integral part of these statutory basis financial statements.



                                     F-II-2

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    STATEMENTS OF OPERATIONS-STATUTORY BASIS
                                 (IN THOUSANDS)


                                                                                  YEARS ENDED DECEMBER 31
                                                                      ------------------------------------------------
                                                                               2000                      1999
                                                                      ------------------------   ---------------------
INCOME
    Premium income                                                  $               85,364     $            79,057
    Less net reinsurance:
      Yearly renewable term                                                        (19,805)                 (5,318)
                                                                      ------------------------   ---------------------
        Net premium income                                                          65,559                  73,739
    Funds left on deposit                                                            5,652                   8,257
    Net investment income                                                           41,480                  41,553
    Miscellaneous insurance income                                                  16,169                   1,481
                                                                      ------------------------   ---------------------

                                                                                   128,860                 125,030
                                                                      ------------------------   ---------------------

EXPENSES
    Benefits to policyowners                                                       110,657                  86,472
    Decrease in reserves                                                           (47,538)                (15,569)
    Commissions                                                                      9,316                   7,256
    General insurance expenses                                                      11,608                  13,562
    Taxes, licenses and fees                                                         1,949                   2,154
    Amortization of goodwill                                                           405                     382
    Net premium transferred to
      separate accounts                                                             41,811                  34,764
                                                                      ------------------------   ---------------------

                                                                                   128,208                 129,021
                                                                      ------------------------   ---------------------
    Income (loss) before federal income
        taxes and realized capital losses                                              652                  (3,991)

    Income tax expense (benefit)                                                       134                    (439)
                                                                      ------------------------   ---------------------

    Income (loss) before realized capital losses                                       518                  (3,552)

    Realized capital losses net of tax of ($944) and ($972)
      and transfers to interest maintenance reserve
      of ($190) and ($1,111) for 2000 and 1999, respectively)                       (5,611)                 (6,244)
                                                                      ------------------------   ---------------------

    Net loss                                                       $                (5,093)      $          (9,796)
                                                                      ========================   =====================




The accompanying notes are an integral part of these statutory basis financial statements.



                                     F-II-3

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

               STATEMENTS OF CHANGES IN SURPLUS - STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                          (IN THOUSANDS, EXCEPT SHARES)




                                             Preferred Stock         Common Stock       Additional    Retained
                                           ------------------    -----------------       Paid-in      Earnings
                                            Shares     Amount      Shares    Amount      Capital     (Deficit)        Total
                                          ----------  --------    --------  --------    ---------  -----------       --------

BALANCE, January 1, 1999                     6,000  $   6,000       15,000 $   2,550  $     13,450 $     9,690  $      31,690

Change in non-admitted assets                    -          -            -         -             -          (3)            (3)

Change in net unrealized capital gains           -          -            -         -             -      (1,491)        (1,491)

Transfer from asset valuation reserve            -          -            -         -             -       3,708          3,708

Net loss                                         -          -            -         -             -      (9,796)        (9,796)
                                            --------  ----------  ---------  ---------  -----------  -----------   ------------

BALANCE, December 31, 1999                   6,000      6,000       15,000     2,550        13,450       2,108         24,108

Capital contribution from Acacia Life            -          -            -         -        15,000           -         15,000

Change in non-admitted assets                    -          -            -         -             -         790            790

Change in net unrealized capital gains           -          -            -         -             -         427            427

Transfer from asset valuation reserve            -          -            -         -             -       1,591          1,591

Net loss                                         -          -            -         -             -      (5,093)        (5,093)
                                            --------  ---------------------  ---------  -----------  -----------   ------------

BALANCE, December 31, 2000                   6,000  $   6,000       15,000 $   2,550  $     28,450 $      (177) $      36,823
                                            ========  ========== =========  ========== ============  =========== ===============




The accompanying notes are an integral part of these statutory basis financial statements.



                                     F-II-4

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS - STATUTORY BASIS
                                 (IN THOUSANDS)



                                                                                   YEARS ENDED DECEMBER 31
                                                                      ---------------------------------------------------
                                                                                2000                       1999
                                                                      --------------------------  -----------------------
OPERATING ACTIVITIES:
    Net premium income received                                     $                 83,766    $              74,462
    Miscellaneous insurance income                                                     3,033                    8,904
    Net investment income received                                                    42,329                   43,690
    Net premium transferred to separate accounts                                     (42,372)                 (37,511)
    Benefits paid to policyowners                                                   (107,795)                 (89,096)
    Commissions, expenses and taxes, other than federal income tax                   (23,651)                 (21,394)
    Federal income taxes                                                              (1,999)                     608
    Other operating income and disbursements                                          (4,744)                  (7,174)
                                                                      --------------------------  -----------------------

    Net cash used in operating activities                                            (51,433)                 (27,511)
                                                                      --------------------------  -----------------------


INVESTING ACTIVITIES:
    Proceeds from investments sold, matured or repaid                                149,867                  337,366
    Purchase of investments                                                         (105,514)                (312,277)
    Change in loans on insurance policies                                             (1,154)                    (376)
                                                                      --------------------------  -----------------------

    Net cash provided by investing activities                                         43,199                   24,713
                                                                      --------------------------  -----------------------


FINANCING ACTIVITIES:
    Capital contribution from Acacia Life                                             15,000                        -
                                                                      --------------------------  -----------------------

NET INCREASE (DECREASE) IN CASH AND
    SHORT-TERM INVESTMENTS                                                             6,766                   (2,798)

CASH AND SHORT-TERM INVESTMENTS-
    BEGINNING OF PERIOD                                                               10,880                   13,678
                                                                      --------------------------  -----------------------

CASH AND SHORT-TERM INVESTMENTS-
    END OF PERIOD                                                  $                  17,646    $              10,880
                                                                      ==========================  =======================



 The accompanying notes are an integral part of these statutory basis financial statements.



                                     F-II-5

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS
Acacia National Life Insurance Company (the Company) is a wholly owned subsidiary of Acacia Life Insurance Company (Acacia Life). Acacia Life is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

Effective January 1, 1999 Ameritas Mutual Insurance Holding Company (AMIHC) and Acacia Mutual Holding Corporation (AMHC) merged to form AAMHC. In addition their two wholly owned subsidiaries, Ameritas Holding Company and Acacia Financial Group, Ltd. (AFG), merged to form AHC. The business combination was accounted for as a pooling of interests.

The Company, domiciled in Virginia, underwrites and markets variable, deferred and immediate annuities and variable life insurance products within the United States and is licensed to operate in 46 states and the District of Columbia.

Non-insurance products and services are offered by an affiliate of the Company, Acacia Financial Corporation (AFC), a wholly owned subsidiary of Acacia Life, which is a holding company of several financial service companies. Principal subsidiaries of AFC include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc. (TAG), a broker/dealer.

In addition to Acacia Life, AHC is also a 100% owner of Ameritas Life Insurance Corp. (Ameritas) an insurance company domiciled in Nebraska.

BASIS OF PRESENTATION
The accompanying financial statements have been prepared, except as to form, on the basis of accounting practices prescribed or permitted by the Bureau of Insurance, State Corporate Commission of the Commonwealth of Virginia (statutory basis or SAP), which are designed primarily to demonstrate ability to meet claims of policyowners. These practices differ in certain respects, which in some cases may be material, from generally accepted accounting principles (GAAP) applied in the presentation of financial condition and results of operations on the "going concern" basis commonly followed by other types of enterprises.

In March of 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize regulatory accounting and reporting to the state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Virginia will require adoption of Codification for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification will increase the Company's statutory net worth as of January 1, 2001 by approximately $4,000 to $5,000 which primarily relates to accounting principles regarding deferred taxes, adjustments to the carrying amount of the interest maintenance reserve and the admission of goodwill as an asset.

The accompanying statutory financial statements vary in some respects from generally accepted accounting principles. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;
(b) costs related to acquiring new business are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) policy reserves are carried at amounts which approximate surrender values rather than accumulation values and statutory investment reserves are established; (d) a provision has not been made for



                                     F-II-6

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
federal income taxes resulting from all of the cumulative differences in assets and liabilities determined on a tax return and financial statement basis; and
(e) changes in certain assets designated as "non-admitted" assets have been charged to surplus.

The Company does not prepare separate company financial statements on a GAAP basis and the impact of the difference between the statutory basis and GAAP is not practicably determinable for the purpose of separate company GAAP financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The principal accounting and reporting practices followed are:

INVESTMENTS
Investments are reported according to valuation procedures prescribed by the National Association of Insurance Commissioners (NAIC), and generally: bonds and mortgage loans are valued at amortized cost; preferred stock at cost; common stock at fair value; other investments, venture capital partnerships, are carried on the equity method; and separate account assets are carried at fair value.

Realized capital gains and losses, including valuation allowances on specific investments, are recorded in the statement of operations and unrealized gains and losses are credited or charged to retained earnings (deficit).

Short-term investments consists of mutual funds carried at cost and fixed maturity securities that when purchased have a remaining maturity of less than one year. At December 31, 2000 and 1999, the Company had short-term investments of $5,300 and $3,075, respectively, in various mutual funds to which an affiliate of the Company is the advisor.

SEPARATE ACCOUNTS
The Company operates separate accounts on which the earnings or losses accrue exclusively to contract holders. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Amounts are reported at fair value.

NON-ADMITTED ASSETS
Certain assets (primarily goodwill) are designated as "non-admitted" under statutory accounting requirements. These assets are excluded from the statements of admitted assets, liabilities and surplus by adjustments to retained earnings (deficit). Total "non-admitted assets" were $2,191 and $2,981 in 2000 and 1999, respectively.

RESERVES
Life policy reserves are computed by using the Commissioners Reserve Valuation Method (CRVM) and the Commissioners Standard Ordinary Mortality table. Annuity reserves are calculated using the Commissioners Annuity Reserve Valuation Method (CARVM) and the maximum valuation interest rate; for annuities with life contingencies, the prescribed valuation mortality table is used. Reserves for unpaid claims include claims reported and unpaid and claims not yet reported, the latter estimated on the basis of historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.



                                     F-II-7

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
RESERVES (CONTINUED)
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $270 and $407 for 2000 and 1999, respectively.

The asset valuation reserve (AVR) is a required appropriation of surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on holdings of bonds, stocks, and short-term investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to retained earnings (deficit).

INCOME TAXES
The Company, beginning in 1999, files a consolidated tax return with Acacia Life Insurance Company. Prior to 1999, the Company filed a consolidated return with Acacia Mutual Holding Corporation and its subsidiaries. An agreement among the members of the consolidated group, generally, provides for distribution of consolidated tax results as if filed on a separate return basis.

The Company's federal income tax returns have been examined by and settled with the Internal Revenue Service through 1995.

Under statutory accounting practices, no provision is made for deferred federal income taxes related to temporary differences between statutory and taxable income. Such temporary differences arise primarily from capitalization and amortization of deferred policy acquisition costs, certain reserve calculations and recognition of realized gains or losses on sales of bonds.

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus". Generally, this policyholders' surplus account (PSA) will become subject to tax at the then current rates only if the accumulated PSA exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 2000 and 1999, the Company has $6,600 in their policyholders' surplus accounts which is not reflected in the financial statements.

RECOGNITION OF PREMIUM INCOME AND RELATED EXPENSES
Premiums are reported as income when collected over the premium paying periods of the policies. Annuity and fund deposits are included as income when received. Policy acquisition costs, such as commissions and other marketing and issuance expenses incurred in connection with acquiring new business, are charged to operations as incurred. Premium income consists of:
                                                       Years Ended December 31
                                                  ----------------------------
                                                       2000               1999
------------------------------------------------------------------------------
-Life                                               $ 33,385          $ 27,747
------------------------------------------------------------------------------
Annuity                                               51,979            51,310
------------------------------------------------------------------------------
                                                    $ 85,364          $ 79,057
------------------------------------------------------------------------------



                                     F-II-8

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

2.  FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

         BONDS -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, fair value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         MORTGAGE LOANS -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries. There were no mortgage loans in default at December 31, 2000.

         PREFERRED STOCKS -- For publicly traded securities, fair value is determined using an independent pricing source.

         COMMON STOCKS -- For publicly traded securities, fair value is determined using an independent pricing source.

         SHORT-TERM INVESTMENTS -- The carrying amount approximates fair value because of the short maturity of these instruments.

         LOANS ON INSURANCE POLICIES -- Fair values for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         CASH, ACCRUED INVESTMENT INCOME, REINSURANCE RECOVERABLE-AFFILIATE -- The carrying amount equals fair value.

         INVESTMENT-TYPE CONTRACTS -- Reserves held on investment-type insurance contracts, i.e. contracts which do not contain significant morbidity risks, are carried at amounts which approximate fair value.

         FUNDS LEFT ON DEPOSIT -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date.






                                     F-II-9

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

2.  FINANCIAL INSTRUMENTS (CONTINUED)

The estimated fair values of the Company's financial instruments are as follows:


                                                                              DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                               2000                                1999
                                                  ------------------------------     --------------------------------
                                                    CARRYING           FAIR              CARRYING           FAIR
                                                     AMOUNT           VALUE               AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------
Financial assets:
---------------------------------------------------------------------------------------------------------------------
   Bonds                                              $ 472,273        $ 479,755           $ 522,328       $ 518,824
   Preferred stocks                                          70               80                  70             106
   Common stocks                                            473              473                 385             385
   Mortgage loans                                           854              905                 894             861
   Short-term investments                                15,525           15,525               5,685           5,685
   Loans on insurance policies                            9,109            6,899               7,955           6,816
   Cash                                                   2,121            2,121               5,195           5,195
   Accrued investment income                              8,686            8,686               9,157           9,157
   Reinsurance recoverable-affiliate                      1,863            1,863               1,162           1,162
Financial Liabilities:
   Investment-type contracts                          $ 326,229        $ 326,229           $ 357,515       $ 357,515
   Funds left on deposit                                 47,091           47,091              65,002          65,002

These values do not necessarily represent the value for which the financial instrument could be sold.


3.  INVESTMENTS

The table below provides additional information relating to bonds and stocks held by the Company as of December 31, 2000:


                                                                              DECEMBER 31, 2000
                                                       -----------------------------------------------------------------
                                                           AMORTIZED          GROSS UNREALIZED              FAIR
                                                                            --------------------------
                                                             COST           GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------
   U.S. Corporate                                         $ 255,707       $ 10,817      $   6,609        $  259,915
------------------------------------------------------------------------------------------------------------------------
   Mortgage-backed                                           94,446          1,758            358            95,846
------------------------------------------------------------------------------------------------------------------------
   U.S. Treasury securities and obligations
     of U.S. government agencies                             63,765          4,954             50            68,669
   Foreign                                                   16,632            291             99            16,824
   Asset backed                                              41,723            315          3,537            38,501
------------------------------------------------------------------------------------------------------------------------
   Total bonds                                            $ 472,273       $ 18,135      $  10,653        $  479,755
------------------------------------------------------------------------------------------------------------------------
   Preferred stocks                                         $    70        $    10        $     -          $     80
------------------------------------------------------------------------------------------------------------------------
   Common stocks                                          $   1,050        $     -       $    577          $    473
------------------------------------------------------------------------------------------------------------------------



                                    F-II-10

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

3.  INVESTMENTS (CONTINUED)

The comparative data as of December 31, 1999 is summarized as follows:


                                                                                DECEMBER 31, 1999
                                                          ----------------------------------------------------------------
                                                          AMORTIZED             GROSS UNREALIZED              FAIR
                                                                           -----------------------------
                                                            COST             GAINS           LOSSES           VALUE
-------------------------------------------------------------------------------------------------------------------------
   U.S. Corporate                                        $   292,892       $  7,649        $   8,603       $ 291,938
-------------------------------------------------------------------------------------------------------------------------
   Mortgage-backed                                          102,157             803            2,465         100,495
   U.S. Treasury securities and obligations
      of U.S. government agencies                            68,397           3,284              314          71,367
   Foreign                                                   15,237              15              603          14,649
   Asset backed                                              43,645               9            3,279          40,375
-------------------------------------------------------------------------------------------------------------------------
   Total bonds                                          $   522,328       $  11,760        $  15,264       $ 518,824
-------------------------------------------------------------------------------------------------------------------------
   Preferred stocks                                       $      70       $      36         $      -        $    106
-------------------------------------------------------------------------------------------------------------------------
   Common stocks                                         $    1,137       $       -         $    752        $    385


The amortized cost and fair value of bonds at December 31, 2000 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  AMORTIZED             FAIR
                                                    COST               VALUE
------------------------------------------------------------------------------
Due in one year or less                         $   29,705         $   30,309
Due after one year through five years              138,482            140,202
Due after five years through ten years              73,877             76,930
Due after ten years                                 94,040             97,967
Mortgage-backed securities                          94,446             95,846
Asset backed                                        41,723             38,501
------------------------------------------------------------------------------
     Total                                      $  472,273         $  479,755
------------------------------------------------------------------------------

At December 31, 2000, the Company had bonds with a book value of $6,855 and a fair value of $7,700 on deposit with various State Insurance Departments.

Sales of bond investments in 2000 and 1999 resulted in proceeds of $109,950 and $294,291, respectively. Gains of $453 and $1,489 and losses of $793 and $3,316 were realized on those sales in 2000 and 1999, respectively.

The Company's bond investment portfolio is predominantly comprised of investment grade securities. At December 31, 2000 and 1999, approximately $29,295 and $40,760, respectively, in bonds (6.0% and 7.7%, respectively, of the total bond portfolio) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2000 and 1999, the Company recorded other than temporary write downs on bonds of $6,363 and $6,759, respectively.



                                    F-II-11

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

4.  RELATED PARTY TRANSACTIONS

Since the Company has no employees, affiliates (primarily Acacia Life and Ameritas and its subsidiaries) provide technical, financial, legal, marketing and investment advisory support to the Company under various administrative service agreements. The cost of these services to the Company for the years ended December 31, 2000 and 1999 was $12,470 and $15,929, respectively.

The Company entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners (see footnote 5).

The assets of the defined contribution plan under Internal Revenue Code Section 401(k) for the employees of Acacia Life include an investment in a deposit administration contract with the Company of $18,305 at December 31, 1999. During 2000, these funds were withdrawn from the Company and deposited with Ameritas.

The Company's Variable Universal Life and Variable Annuity products are distributed through TAG. Policies placed by this affiliate generated commission expense of $6,032 and $4,402 for the years ended December 31, 2000 and 1999, respectively.

5.  REINSURANCE

The Company reinsures all life insurance risks over its retention limit of ten thousand per policy under yearly renewable term insurance agreements with Acacia Life and several other non-affiliated companies. The Company remains obligated for amounts ceded in the event that reinsurers do not meet their obligations. Since the reinsurance treaties are of such a nature as to pass economic risk to the reinsurer, appropriate reductions are made from income, claims, expense and liability items in accounting for the reinsurance ceded.

Premiums and benefits have been reduced by amounts reinsured as follows:

                                                 2000               1999
                                             ----------------    -------------
Premiums ceded:
      Acacia Life                                $  18,079           $  4,634
      Others                                         1,726                684
                                             --------------     --------------
Total premium ceded                              $  19,805           $  5,318
                                             ==============     ==============

Death benefits reimbursed:
      Acacia Life                                 $  4,429           $  3,186
      Others                                           249              1,082
                                             --------------     --------------
Total benefits reimbursed                         $  4,678           $  4,268
                                             ==============      ==============

Life and annuity reserves ceded:
      Acacia Life                                 $  2,828           $  2,501
      Others                                           523                497
                                             --------------     --------------
Total life and annuity reserves ceded             $  3,351           $  2,998
                                             ==============     ==============

In 1999, reinsurance premiums were recorded net of commission and expense allowances. In 2000, the commission and expense allowances are recorded in miscellaneous income and total $13,808.



                                    F-II-12

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

5.  REINSURANCE (CONTINUED)

ASSUMPTION REINSURANCE AGREEMENT

Effective May 31, 1996 under an assumption reinsurance agreement, the Company assumed certain assets and liabilities relating to annuities previously underwritten by the National American Life Insurance Company (NALICO), which had been in rehabilitation. Approximately $405 and $382 of goodwill was amortized through operations during 2000 and 1999. At December 31, 2000 and 1999, the balance of goodwill treated as a non-admitted asset was $2,191 and $2,596, respectively.


6.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products which have separate accounts as an investment option. Separate Account I (Account I) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account II (Account II) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. Both Separate Accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Account I and II's assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are:
                                                     DECEMBER 31
                                             --------------------------------
                                                  2000               1999
-----------------------------------------------------------------------------
Separate Account I                               $ 61,824           $ 50,119
Separate Account II                               108,758             90,519
-----------------------------------------------------------------------------
                                                $ 170,582          $ 140,638
-----------------------------------------------------------------------------

Included as investment options in the variable accounts are funds which are managed by an affiliate, Calvert. Separate account assets in these funds totaled $24,506 and $13,710 at December 31, 2000 and 1999, respectively.


7.  DIVIDEND LIMITATION

The Company is subject to regulation by the insurance departments of the states in which it operates, primarily its state of domicile, Virginia. Insurance department regulations in these states restrict the advance of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.


8.  COMMITMENTS AND CONTINGENCIES

INVESTMENT
Commitments were outstanding for investments to be purchased in subsequent years totaling $1,064 and $80 as of December 31, 2000 and 1999, respectively. These commitments have been made in the normal course of investment operations and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.



                                    F-II-13

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

8.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

STATE LIFE AND HEALTH GUARANTY FUNDS
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessment each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $377 and $540 as of December 31, 2000 and 1999, respectively. The Company has estimated its recoveries from premium tax credits to be $112 and $0 as of December 31, 2000 and 1999, respectively.

LITIGATION
From time to time, the Company is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

9.  SUBSEQUENT EVENT

On March 29, 2001, the Board of Directors authorized the Company's management to
take  the  necessary   actions  to  change  the  Company's   domicile  from  the
Commonwealth of Virginia to the District of Columbia.




                                    F-II-14

APPENDIX A

                                  ILLUSTRATIONS

     The following tables indicate how the account values and Death Benefit Proceeds vary with the investment experience of the Funds and differences between the guaranteed and current costs of the Policy. The tables show how the account values and Death Benefit Proceeds of a Policy, issued to an Insured of a certain age with regular annual premiums, differ over time if the investment return on the assets of each Portfolio were a uniform annual rate of 0%, 8% and 12%. The tables beginning on page A-2 illustrate a Policy issued to a male, age 35, under a standard non-smoker rate class. The account values and Death Benefit Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 8% and 12% over a period of years but fluctuated above and below those averages for individual Policy years. The values also assume that no loans or partial surrenders are made by the Owner.

     The columns headed Guaranteed Charges reflect that throughout the life of the Policy the monthly charge for the cost of insurance is based on the maximum level permitted under the Policy, a Premium Expense Charge of 2.25%, a monthly administrative charge of $27 for the first Policy year and $8 each month thereafter, and a daily charge for mortality and expense risks equal to an annual rate of 0.90% for the first fifteen years. This charge is then reduced by 0.05% each year until it reaches 0.45% in the 24th year and thereafter. The columns headed Current Charges assume that, throughout the life of the Policy, the monthly cost of insurance is based on the current cost of insurance rate, a Premium Expense Charge of 2.25%, a monthly administrative charge of $27 for the first Policy year and $8 each month thereafter and a daily charge for mortality and expense risks equal to an annual rate of 0.90% for the first fifteen years. This charge is then reduced by 0.05% each year until it reaches 0.45% in the 25th year and thereafter.


     The amounts shown in the tables for account values and Death Benefit Proceeds reflect that the net investment return of the Portfolios is lower than the gross return listed due to investment advisory and other fees of the Funds. The values shown take into account an average of the expenses paid by each Portfolio available for investment at an equivalent annual rate of 0.90% (which is in excess of the current equivalent annual rate of 0.88% of the aggregate average daily net assets of the Funds).



        The investment adviser or other affiliates of various Funds have agreed to reimburse the Portfolios to the extent that the aggregate operating expenses (certain Portfolios may exclude certain items) were in excess of an annual rate of average daily net assets. These agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a Portfolio, if a reimbursement occurs, it has the effect of lowering the Portfolio's expense ratio and increasing its total return. Details of the reimbursement arrangements are discussed in the prospectus Summary section, Fund Expense Summary footnotes.


     After a deduction of these amounts, the illustrated gross investment rates of 0%, 8%, and 12% correspond to approximate net annual rates of -1.80%, 6.20% and 10.20% respectively.

     The hypothetical values shown in the tables do not reflect any charges for federal income taxes against the Variable Account, since ANLIC is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 8% and 12% by an amount to cover the tax charges to produce the Death Benefit Proceeds and account values illustrated.
(See the section on Federal Tax Matters.)

     The tables illustrate the Policy values that would result based upon hypothetical investment rates and premium payment schedules, if all Net Premiums are allocated to the Variable Account and if no Policy loans, partial surrenders or changes in benefits are applied for. Upon request, ANLIC will provide a comparable illustration based upon the Insured's age, sex, rate class, Face Amount or premium schedule requested, and additional benefits. For unisex policies, ANLIC will supply such illustrations without regard to the Insured's sex. ANLIC reserves the right to charge a fee not to exceed $25 for this service.

                                 ALLOCATOR 2000
                                       A-1

ACACIA NATIONAL LIFE INSURANCE COMPANY

                  ALLOCATOR 2000 FLEXIBLE REMIUM VARIABLE LIFE

Prepared for:  Valued Client                                         Annual Premium:  $1,838
Male           Age 35
        Non-Tobacco          Riders: None          Option A             Face Amount: $250,000

                                         12.00% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN
                                         CURRENT CHARGES               GUARANTEED CHARGES
                                         ---------------               ------------------
                 NET
 END OF         ANNUAL     ACCOUNT      SURRENDER      DEATH          SURRENDER        DEATH
 YEAR   AGE    OUTLAY      VALUE         VALUE        BENEFIT          VALUE         BENEFIT
 -------------------------------------------------------------------------------------------
  1     36       1,838       1,197         645         250,000            645        250,000
  2     37       1,838       2,737       2,186         250,000          2,173        250,000
  3     38       1,838       4,407       3,856         250,000          3,829        250,000
  4     39       1,838       6,217       5,666         250,000          5,623        250,000
  5     40       1,838       8,183       7,632         250,000          7,569        250,000
  6     41       1,838      10,312       9,760         250,000          9,676        250,000
  7     42       1,838      12,617      12,066         250,000         11,958        250,000
  8     43       1,838      15,120      14,753         250,000         14,616        250,000
  9     44       1,838      17,834      17,651         250,000         17,482        250,000
 10     45       1,838      20,781      20,781         250,000         20,575        250,000
 11     46       1,838      23,978     23,978          250,000         23,730        250,000
 12     47       1,838      27,448      27,448         250,000         27,152        250,000
 13     48       1,838      31,218      31,218         250,000         30,867        250,000
 14     49       1,838      35,317      35,317         250,000         34,904        250,000
 15     50       1,838      39,775      39,775         250,000         39,291        250,000
 16     51       1,838      44,644      44,644         250,000         44,079        250,000
 17     52       1,838      49,964      49,964         250,000         49,307        250,000
 18     53       1,838      55,780      55,780         250,000         55,019        250,000
 19     54       1,838      62,144      62,144         250,000         61,265        250,000
 20     55       1,838      69,119      69,119         250,000         68,104        250,000

 25     60       1,838     116,076     116,076         250,000        114,047        250,000
 30     65       1,838     194,211     194,211         250,000        190,287        250,000
 35     70       1,838     327,327     327,327         379,699        319,357        370,454
 40     75       1,838     546,948     546,948         585,235        529,078        566,113
 45     80       1,838     910,835     910,835         956,377        873,967        917,666
 50     85       1,838   1,502,043   1,502,043       1,577,146      1,421,806      1,492,897
 55     90       1,838   2,446,560   2,446,560       2,568,888      2,271,862      2,385,455
 60     95       1,838   4,001,649   4,001,649       4,041,666      3,658,602      3,695,188


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER AND THE DIFFERENT INVESTMENT RATE OF RETURN FOR THE FUND PORTFOLIOS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY ANLIC OR THE FUNDS THAT THIS HYPOTHETICAL INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR OVER A PERIOD OF TIME.

                                 ALLOCATOR 2000
                                       A-2

ACACIA NATIONAL LIFE INSURANCE COMPANY

                  ALLOCATOR 2000 FLEXIBLE REMIUM VARIABLE LIFE

Prepared for:  Valued Client                                         Annual Premium:  $1,838
Male           Age 35
        Non-Tobacco          Riders: None          Option A             Face Amount: $250,000

                                        8.00% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN
                                        CURRENT CHARGES               GUARANTEED CHARGES
                                        ---------------               ------------------
                 NET
END OF         ANNUAL     ACCOUNT      SURRENDER      DEATH          SURRENDER        DEATH
 YEAR   AGE    OUTLAY      VALUE         VALUE        BENEFIT          VALUE         BENEFIT
 -------------------------------------------------------------------------------------------
  1      36      1,838       1,140         589         250,000            589         250,000
  2      37      1,838       2,569       2,018         250,000          2,005         250,000
  3      38      1,838       4,058       3,507         250,000          3,481         250,000
  4      39      1,838       5,610       5,059         250,000          5,019         250,000
  5      40      1,838       7,229       6,678         250,000          6,620         250,000
  6      41      1,838       8,910       8,359         250,000          8,282         250,000
  7      42      1,838      10,655      10,104         250,000         10,007         250,000
  8      43      1,838      12,469      12,101         250,000         11,982         250,000
  9      44      1,838      14,349      14,165         250,000         14,021         250,000
 10      45      1,838      16,299      16,299         250,000          16,125        250,000
 11      46      1,838      18,316      18,316         250,000          18,110        250,000
 12      47      1,838      20,399      20,399         250,000          20,158        250,000
 13      48      1,838      22,551      22,551         250,000          22,271        250,000
 14      49      1,838      24,772      24,772         250,000          24,447        250,000
 15      50      1,838      27,059      27,059         250,000          26,685        250,000
 16      51      1,838      29,423      29,423         250,000          28,994        250,000
 17      52      1,838      31,859      31,859         250,000          31,368        250,000
 18      53      1,838      34,360      34,360         250,000          33,802        250,000
 19      54      1,838      36,922      36,922         250,000          36,286        250,000
 20      55      1,838      39,538      39,538         250,000          38,815        250,000

 25      60      1,838      53,227       53,227        250,000          51,876        250,000
 30      65      1,838      66,183       66,183        250,000          63,686        250,000
 35      70      1,838      78,873       78,873        250,000          69,324        250,000
 40      75      1,838      93,580       93,580        250,000          57,560        250,000
 45      80      1,838     106,518      106,518        250,000              --             --
 50      85      1,838     109,942      109,942        250,000              --             --
 55      90      1,838      74,382       74,382        250,000              --             --
 59      94      1,838          --           --             --              --             --


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER AND THE DIFFERENT INVESTMENT RATE OF RETURN FOR THE FUND PORTFOLIOS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY ANLIC OR THE FUNDS THAT THIS HYPOTHETICAL INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR OVER A PERIOD OF TIME.

                                 ALLOCATOR 2000
                                       A-3

ACACIA NATIONAL LIFE INSURANCE COMPANY

                  ALLOCATOR 2000 FLEXIBLE REMIUM VARIABLE LIFE

Prepared for:  Valued Client                                         Annual Premium:  $ 1,838
Male           Age 35
        Non-Tobacco          Riders: None          Option A             Face Amount: $250,000

                                         0.00% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN
                                         CURRENT CHARGES              GUARANTEED CHARGES
                                         ---------------              ------------------
                 NET
END OF         ANNUAL     ACCOUNT      SURRENDER      DEATH          SURRENDER        DEATH
 YEAR   AGE    OUTLAY      VALUE         VALUE        BENEFIT          VALUE         BENEFIT
 -------------------------------------------------------------------------------------------
  1      36      1,838       1,029        477          250,000            477         250,000
  2      37      1,838       2,247       1,695         250,000          1,683         250,000
  3      38      1,838        3,416      2,865         250,000          2,840         250,000
  4      39      1,838       4,535       3,983         250,000          3,948         250,000
  5      40      1,838       5,604       5,053         250,000          5,003         250,000
  6      41      1,838       6,616       6,065         250,000          6,001         250,000
  7      42      1,838       7,569       7,018         250,000          6,941         250,000
  8      43      1,838       8,464       8,097         250,000          8,004         250,000
  9      44      1,838       9,296       9,112         250,000          9,005         250,000
  10     45      1,838      10,063      10,063         250,000          9,938         250,000
  11     46      1,838      10,760      10,760         250,000         10,615         250,000
  12     47      1,838      11,380      11,380         250,000         11,217         250,000
  13     48      1,838      11,924      11,924         250,000         11,739         250,000
  14     49      1,838      12,385      12,385         250,000         12,177         250,000
  15     50      1,838      12,758      12,758         250,000         12,525         250,000
  16     51      1,838      13,039      13,039         250,000         12,778         250,000
  17     52      1,838      13,216      13,216         250,000         12,926         250,000
  18     53      1,838      13,275      13,275         250,000         12,953         250,000
  19     54      1,838      13,201      13,201         250,000         12,842         250,000
  20     55      1,838      12,977      12,977         250,000         12,577         250,000

  25     60      1,838       9,013       9,013         250,000          8,325         250,000
  30     65      1,838          --          --         250,000             --         250,000
  35     70         --          --          --              --             --              --


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER AND THE DIFFERENT INVESTMENT RATE OF RETURN FOR THE FUND PORTFOLIOS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY ANLIC OR THE FUNDS THAT THIS HYPOTHETICAL INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR OVER A PERIOD OF TIME.

                                 ALLOCATOR 2000
                                       A-4

ACACIA NATIONAL LIFE INSURANCE COMPANY

                  ALLOCATOR 2000 FLEXIBLE REMIUM VARIABLE LIFE

Prepared for:  Valued Client                                      Annual Premium: $1,838
Male           Age 35
        Non-Tobacco          Riders: None          Option B          Face Amount: $250,000

                                        12.00% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN
                                        CURRENT CHARGES               GUARANTEED CHARGES
                                        ---------------               ------------------
                 NET
END OF         ANNUAL     ACCOUNT      SURRENDER      DEATH        SURRENDER        DEATH
 YEAR   AGE    OUTLAY      VALUE         VALUE        BENEFIT        VALUE         BENEFIT
 ----------------------------------------------------------------------------------------
   1     36      1,838          1,194         643     251,194         643          251,194
   2     37      1,838          2,730       2,179     252,730       2,166          252,717
   3     38      1,838          4,391       3,840     254,391       3,812          254,363
   4     39      1,838          6,187       5,636     256,187       5,592          256,143
   5     40      1,838          8,132       7,581     258,132       7,517          258,068
   6     41      1,838         10,231       9,679     260,231       9,593          260,145
   7     42      1,838         12,496      11,945     262,496      11,834          262,386
   8     43      1,838         14,946      14,578     264,946      14,438          264,805
   9     44      1,838         17,590      17,406     267,590      17,233          267,417
  10     45      1,838         20,446      20,446     270,446      20,234          270,234
  11     46      1,838         23,527      23,527     273,527      23,271          273,271
  12     47      1,838         26,850      26,850     276,850      26,543          276,543
  13     48      1,838         30,435      30,435     280,435      30,071          280,071
  14     49      1,838         34,302      34,302     284,302      33,872          283,872
  15     50      1,838         38,471      38,471     288,471      37,966          287,966
  16     51      1,838         42,980      42,980     292,980      42,389          292,389
  17     52      1,838         47,853      47,853     297,853      47,164          297,164
  18     53      1,838         53,112      53,112     303,112      52,313          302,313
  19     54      1,838         58,786      58,786     308,786      57,859          307,859
  20     55      1,838         64,903      64,903     314,903      63,829          313,829

  25     60      1,838        103,389     03,389      353,389     101,210          351,210
  30     65      1,838        157,555     157,555     407,555     153,283          403,283
  35     70      1,838        237,409     237,409     487,409     222,203          472,203
  40     75      1,838        362,146     362,146     612,146     307,679          557,679
  45     80      1,838        551,258     551,258    801,258      401,683          651,683
  50     85      1,838        832,477     832,477   1,082,477     487,926          737,926
  55     90      1,838      1,233,634   1,233,634   1,483,634     527,018          777,018
  60     95      1,838      1,840,116   1,840,116   2,090,116     461,827          711,827


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER AND THE DIFFERENT INVESTMENT RATE OF RETURN FOR THE FUND PORTFOLIOS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY ANLIC OR THE FUNDS THAT THIS HYPOTHETICAL INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR OVER A PERIOD OF TIME.

                                 ALLOCATOR 2000
                                       A-5

ACACIA NATIONAL LIFE INSURANCE COMPANY

                  ALLOCATOR 2000 FLEXIBLE REMIUM VARIABLE LIFE

Prepared for:  Valued Client                                         Annual Premium: $1,838
Male           Age 35
        Non-Tobacco          Riders: None          Option B             Face Amount: $250,000

                                        8.00% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN
                                        CURRENT CHARGES               GUARANTEED CHARGES
                                        ---------------               ------------------
                 NET
END OF         ANNUAL     ACCOUNT      SURRENDER    DEATH          SURRENDER        DEATH
 YEAR   AGE    OUTLAY      VALUE         VALUE      BENEFIT          VALUE         BENEFIT
 -----------------------------------------------------------------------------------------
   1     36      1,838       1,138        587       251,138           587          251,138
   2     37      1,838       2,562      2,011       252,562         1,998          252,549
   3     38      1,838       4,043      3,492       254,043         3,466          254,017
   4     39      1,838       5,583      5,032       255,583         4,991          255,542
   5     40      1,838       7,185      6,633       257,185         6,574          257,126
   6     41      1,838       8,842      8,291       258,842         8,212          258,764
   7     42      1,838      10,555     10,004       260,555         9,906          260,457
   8     43      1,838      12,329     11,962       262,329        11,839          262,206
   9     44      1,838      14,158     13,975       264,158        13,827          264,010
  10     45      1,838      16,045     16,045       266,045        15,867          265,867
  11     46      1,838      17,983     17,983       267,983        17,771          267,771
  12     47      1,838      19,971     19,971       269,971        19,722          269,722
  13     48      1,838      22,006     22,006       272,006        21,717          271,717
  14     49      1,838      24,085     24,085       274,085        23,750          273,750
  15     50      1,838      6,204      26,204       276,204        25,816          275,816
  16     51      1,838      28,364     28,364       278,364        27,919          277,919
  17     52      1,838      30,555     30,555       280,555        30,046          280,046
  18     53      1,838      32,764     32,764       282,764        32,184          282,184
  19     54      1,838      34,976     34,976       284,976        34,315          284,315
  20     55      1,838      37,174     37,174       287,174        36,421          286,421

  25     60      1,838      47,271     47,271       297,271        45,869          295,869
  30     65      1,838      52,255     52,255       302,255        49,722          299,722
  35     70      1,838      50,178     50,178       300,178        39,140          289,140
  40     75      1,838      40,310     40,310       290,310            --               --
  45     80      1,838      10,361     10,361       260,361            --               --
  50     85      1,838          --         --            --            --               --


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER AND THE DIFFERENT INVESTMENT RATE OF RETURN FOR THE FUND PORTFOLIOS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY ANLIC OR THE FUNDS THAT THIS HYPOTHETICAL INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR OVER A PERIOD OF TIME.

                                 ALLOCATOR 2000
                                       A-6

ACACIA NATIONAL LIFE INSURANCE COMPANY

                  ALLOCATOR 2000 FLEXIBLE REMIUM VARIABLE LIFE

Prepared for:  Valued Client                                         Annual Premium:  $1,838
Male           Age 35
        Non-Tobacco          Riders: None          Option B             Face Amount: $250,000

                                         0.00% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN
                                         CURRENT CHARGES              GUARANTEED CHARGES
                                         ---------------              ------------------
                 NET
END OF         ANNUAL     ACCOUNT    SURRENDER      DEATH          SURRENDER      DEATH
 YEAR   AGE    OUTLAY      VALUE       VALUE        BENEFIT          VALUE       BENEFIT
 ---------------------------------------------------------------------------------------
  1     36      1,838       1,027        475         251,027            475       251,027
  2     37      1,838       2,241      1,690         252,241          1,677       252,228
  3     38      1,838       3,404      2,852         253,404          2,828       253,379
  4     39      1,838       4,513      3,962         254,513          3,926       254,477
  5     40      1,838       5,571      5,020         255,571          4,969       255,521
  6     41      1,838       6,568      6,016         256,568          5,952       256,503
  7     42      1,838       7,502      6,951         257,502          6,873       257,424
  8     43      1,838       8,375      8,008         258,375          7,914       258,281
  9     44      1,838       9,181      8,997         259,181          8,888       259,072
  10    45      1,838       9,918      9,918         259,918          9,791       259,791
  11    46      1,838      10,580     10,580         260,580         10,433       260,433
  12    47      1,838      11,161     11,161         261,161         10,994       260,994
  13    48      1,838      11,660     11,660         261,660         11,472       261,472
  14    49      1,838      12,071     12,071         262,071         11,859       261,859
  15    50      1,838      12,388     12,388         262,388         12,151       262,151
  16    51      1,838      12,608     12,608         262,608         12,343       262,343
  17    52      1,838      12,717     12,717         262,717         12,422       262,422
  18     53     1,838      12,701     12,701         262,701         12,373       262,373
  19     54     1,838      12,543     12,543         262,543         12,179       262,179
  20     55     1,838      12,229     12,229         262,229         11,823       261,823

  25     60     1,838       7,738      7,738         257,738          7,057       257,057
  30     65     1,838          --         --         250,000             --       250,000
  35     70     1,838          --         --              --             --            --


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER AND THE DIFFERENT INVESTMENT RATE OF RETURN FOR THE FUND PORTFOLIOS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY ANLIC OR THE FUNDS THAT THIS HYPOTHETICAL INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR OVER A PERIOD OF TIME.

                                 ALLOCATOR 2000
                                       A-7

APPENDIX B

          AUTOMATIC REBALANCING, MODEL ASSET ALLOCATION AND DOLLAR COST
                               AVERAGING PROGRAMS


     To assist the Owner in making a premium allocation decision among Sub-Accounts, ANLIC offers automatic transfer programs. These programs are designed to meet individual needs of the Owner and are not guaranteed to improve performance of the Policy.

     The Owner may elect the Automatic Rebalancing Program that will adjust values in the Sub-Accounts to align with a specific percentage of total value in the Variable Account. By placing a written allocation election form on file with ANLIC, the Owner may have amounts automatically transferred from the
Sub-Accounts on either a quarterly, semi-annual or annual basis. The Owner chooses the percentages to be used under the Automatic Rebalancing Program.

     Model Asset Allocation is offered through The Advisors Group, Inc ("TAG") in conjunction with the services of Ibbotson Associates who were among the first to develop the modern science of asset allocation. To assist the Owner, TAG representatives offer a service created by Ibbotson Associates to match the Owner's risk tolerance and investment objectives with a model Sub-Account percentage allocation formula. To use this service, the Owner first completes a questionnaire about risk tolerance and Policy performance objectives. The TAG representative uses the completed responses to match the Owner's needs to one of ten different model percentage allocation formulas designed by Ibbotson. The Owner may then elect to follow the recommended percentage allocation formula, or select a different formula.

     Ibbotson Associates provides a valuable service to an Owner who seeks to follow the science of asset allocation. Some research studies have shown that the asset allocation decision is the single largest determinant of Portfolio performance. Asset allocation combines the concepts of asset-liability management, mean-variance optimization, simulation and economic forecasting. Its objectives are to match asset classes and strategies to achieve better returns, to reduce volatility and to attain specific goals such as avoidance of interest rate or market risk.

     As an alternative, ANLIC also offers the Owner the option to elect the Dollar Cost Averaging Program. Dollar cost averaging is a long-term investment method that uses periodic premium allocations from the Money Market Sub-Account to other Sub-Accounts. Under the theory of dollar cost averaging, the Owner may pursue a strategy of regular and systematic purchases to take advantage of market value fluctuations. More Sub-Account accumulation units will be purchased when Sub-Account unit values are low and fewer units will be purchased when unit values are high. There is no guarantee that the Dollar Cost Averaging Program will protect against market loss or improve performance of the Policy.

     The Dollar Cost Averaging Program provides a valuable service to an Owner who is able to sustain a long term transfer schedule and who seeks to avoid the volatility often associated with equity investments.

                                 ALLOCATOR 2000
                                       B-1

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant  makes  the  following   representation   pursuant  to  the  National
Securities Markets Improvements Act of 1996:

Acacia National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                              RULE 484 UNDERTAKING

ANLIC'S By-laws provide as follows:

In the event any action, suit or proceeding is brought against a present or former Director, elected officer, appointed officer or other employee because of any action taken by such person as a Director, officer or other employee of the Company or which he omitted to take as a Director, officer or employee of the Company, the Company shall reimburse or indemnify him for all loss reasonably incurred by him in connection with such action to the fullest extent permitted by ss.13.1-696 through ss.13.1-704 of the Code of Virginia, as is now or hereafter amended, except in relation to matters as to which such person shall have been finally adjudged to be liable by reason of having been guilty of gross negligence or willful misconduct in the performance of duties as such Director, officer or employee. In case any such suit, action or proceeding shall result in a settlement prior to final judgment and if, in the judgment of the Board of Directors, such person in taking the action or failing to take the action complained of was not grossly negligent or guilty of wilful misconduct in the performance of his duty, the Company shall reimburse or indemnify him for the amount of such settlement and for all expenses reasonably incurred in connection with such action and its settlement. This right of indemnification shall not be exclusive of any other rights to which such person may be entitled.

                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

PART II
CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
The facing sheet.
The prospectus consisting of ___pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.

The Following Exhibits:
1. (A) The following exhibits correspond to those required by paragraph IX A of the instructions as to exhibits in Form N-8B-2.
     (1) Board Resolution Establishing Separate Account I - Incorporated by reference to the like numbered exhibit to the Pre-effective Amendment #3 filed on October 11, 1995 to the Form S-6 Registration #33-90208.
     (2) Not applicable
     (3)       (a) Underwriting  Agreement  between The Advisors Group, Inc. and
               Acacia   National  Life  Insurance   Company  -  Incorporated  by
               reference  to  the  initial  Registration  Statement  for  Acacia
               National Life Insurance Company Separate Account II on Form N-4 (
               File No 333 -03963), August 26, 1996.
         (b)   Representative Agent Agreement,  Supplement and Schedule proposed form  of  Selling  Agreement  Incorporated  by  reference  to the initial Registration Statement for Acacia National Life Insurance
               Company  Separate  Account  II on Form N-4 (File No 333  -03963),
               Filed August 26, 1996.
         (c)   None
         (d)   Form of  Selling  Agreement  between  the  Advisors  Group,  Inc.
               ('TAG") and Broker  Dealers -  Incorporated  by  reference to the like  numbered to the  initial  Form S-6  Registration  Statement
               #33-90208, filed March 10, 1995.
     (4) Not Applicable
     (5) (a)   Individual  Flexible Premium Variable Life Insurance Policy -
               Incorporated  by  reference to the like  numbered  exhibit to the
               Pre-Effective  Amendment #3 filed on October 11, 1995 to the Form
               S-6 Registration Statement # 33-90208.
     (6) (a)   Restated  Articles of  Incorporation  of Acacia  National Life
               Insurance  Company -  Incorporated  by  reference  to the like numbered exhibit to the  Post-Effective  Amendment #3 filed on
               May 1, 1997 to the Form S-6 Registration Statement # 33-90208.
         (b)   Bylaws of Acacia  National Life Insurance  Company - Incorporated
               by reference to the like numbered  exhibit to the  Post-Effective
               Amendment  #3 filed on May 1,  1997 to the Form S-6  Registration
               Statement # 33-90208.
     (7) Not applicable
     (8) (a)   Participation  Agreement  Alger  American  Fund
         (b)   Participation Agreement  Calvert Variable Series,  Inc.
         (d)   Participation  Agreement Neuberger Berman Advisers Management
               Trust
         (f)   Participation  Agreement Van Eck Worldwide Hard Assets Fund All
               incorporated by reference to the like  numbered  exhibit  to the
               Pre-Effective  Amendment  #3  filed on October 11, 1995 to the
               Form S-6 Registration Statement # 33-90208.
     (8) (g)   Participation   Agreement  Oppenheimer   Variable  Account  Funds
               Incorporated  by  reference to the like  numbered  exhibit to the
               Post-Effective Amendment #3 filed on May 1, 1997 to the Form  S-6
               Registration Statement # 33-90208.
     (8) (h)   Participation Agreement - Deutsche Asset Management VIT Funds
         (i)   Participation Agreement - Franklin Templeton Variable Insurance
               Products Trust Incorporated by reference to the like named exhibit to the Post-Effective Amendment #1 filed on February 25,
               2000 to the Form S-6 Registration Statement # 333-81057.
     (8) (j)   Participation Agreement - Variable Insurance Products Fund
         (k)   Participation Agreement - Variable Insurance Products Fund II
               Incorporated by reference to the like named exhibit to the Pre-Effective Amendment #1 filed on April 19, 2000 to the
               Form S-6 Registration Statement # 333-95593.
     (9) Not Applicable
    (10) Application for Policy - Incorporated by reference to the like numbered exhibit to the Pre-effective Amendment #2 filed on July 19,1995 to the Form S-6 Registration Statement #33-90208.
2. (a)(b) Opinion and Consent of Robert-John H. Sands.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4. Not applicable.
5. Not applicable.
6. (a)(b) Opinion and Consent of Russell J. Wiltgen.
7. (a)(b) Consents of Independent Auditors.
8. Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Acacia National Life Insurance Company Separate Account I, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 9 to Registration Statement Number 33-90208 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bethesda, County of Montgomery, State of Maryland on this 12th day of April, 2001.

          ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I, REGISTRANT
                               ACACIA NATIONAL LIFE INSURANCE COMPANY, DEPOSITOR

                                                By:    Charles T. Nason *
                                                  ----------------------------
                                                       Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 12, 2001.

    SIGNATURE                TITLE

    Charles T. Nason *       Chairman of the Board and Chief Executive Officer
                             and Director

    Robert W. Clyde *        President and Chief Operating Officer and Director

    Robert-John H. Sands *   Senior Vice President, General Counsel, Corporate
                             Secretary and Director

    Haluk Ariturk *          Senior Vice President, Product Management and
                             Administration and Director

    JoAnn M. Martin *        Senior Vice President, Chief Financial Officer and
                             Director

    Reno J. Martini *        Director

    Brian J. Owens *         Senior Vice President, Career Distribution

    Janet L. Schmidt *       Senior Vice President, Human Resources

    Barry C. Ritter *        Senior Vice President and Chief Information Officer

    Richard W. Vautravers *  Senior Vice President and Corporate Actuary


* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.

    By:  /s/ Donald R. Stading              Date: April 12, 2001
         ---------------------                    --------------

                                  EXHIBIT INDEX

EXHIBIT

2. (a)(b) Opinion and Consent of Robert-John H. Sands

6. (a)(b) Opinion and Consent of Russell J. Wiltgen

7. (a) Consent of Deloitte & Touche LLP

7. (b) Consent of PricewaterhouseCoopers LLP